UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: FEBRUARY 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2019

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

FEBRUARY 28, 2019

(Form N-Q)

97462-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

INTERNATIONAL EQUITY SECURITIES (35.2%)

COMMON STOCKS (0.4%)

Basic Materials (0.1%)

Chemicals (0.1%)

2,040 Linde plc$ 353

Consumer, Cyclical (0.1%)

Auto Parts & Equipment (0.1%)

3,860 Autoliv, Inc.	316

Industrial (0.2%)

Electronics (0.1%)

6,450 TE Connectivity Ltd.	529

Environmental Control (0.1%)

8,480 Pentair plc	361
Total Industrial	890

Technology (0.0%)

Semiconductors (0.0%)

3,130 Kulicke & Soffa Industries, Inc.	73
Total Common Stocks (cost: $1,575)	1,632

EXCHANGE-TRADED FUNDS (34.7%)

51,700	Invesco FTSE RAFI Developed Markets ex-US ETF	2,113
224,100	Invesco FTSE RAFI Emerging Markets ETF	4,798
358,200 iShares Core MSCI EAFE ETF		21,596
159,380	iShares Core MSCI Emerging Markets ETF	8,147
61,900 iShares Edge MSCI Min Vol EAFE ETF		4,386
66,200	iShares Edge MSCI Min Vol Emerging Markets ETF	3,889
262,000 iShares MSCI Canada ETF		7,297
72,000	iShares MSCI United Kingdom ETF(a)	2,345
397,400	Schwab Fundamental Emerging Markets Large Company Index ETF	11,135
783,300	Schwab Fundamental International Large Company Index ETF	21,572
91,800	Schwab Fundamental International Small Company Index ETF	2,865
14,790	SPDR S&P Emerging Markets SmallCap ETF	650
16,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(b)	718
82,110	Vanguard FTSE All-World ex-US ETF	4,092
344,600	Vanguard FTSE Developed Markets ETF	14,060
800	Vanguard FTSE Emerging Markets ETF	33
228,200	Vanguard FTSE Europe ETF	12,211
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	772
	Total Exchange-Traded Funds (cost: $116,458)	122,679

1| USAA Cornerstone Aggressive Fund

Market
Number	Value
of Shares Security	(000)

PREFERRED STOCKS (0.1%)

Financial (0.1%)

Insurance (0.1%)

12,000 Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%)(c),(d)
(cost: $302)	$278
Total International Equity Securities (cost: $118,335)	124,589

U.S. EQUITY SECURITIES (32.5%)

COMMON STOCKS (27.8%)

Basic Materials (0.6%)

Chemicals (0.4%)

3,700	AdvanSix, Inc.(e)	121
3,810	Celanese Corp.	390
4,270	Eastman Chemical Co.	353
3,680	LyondellBasell Industries N.V. "A"	315
7,800	Rayonier Advanced Materials, Inc.	110
		1,289

Forest Products & Paper (0.1%)

9,960	Resolute Forest Products, Inc.	81
3,090	Schweitzer-Mauduit International, Inc.	119
		200

Iron/Steel (0.1%)

3,830	Nucor Corp.	232
6,990	Steel Dynamics, Inc.	261
		493
	Total Basic Materials	1,982

Communications (2.7%)

Advertising (0.3%)

16,110	Interpublic Group of Companies, Inc.	371
8,610	Omnicom Group, Inc.	652
		1,023

Internet (0.2%)

2,170	CDW Corp.	204
1,560	F5 Networks, Inc.(e)	262
620	Stamps.com, Inc.(e)	58
6,780	TripAdvisor, Inc.(e)	361
		885

Media (1.4%)

17,940	CBS Corp. "B"	901
17,240	Comcast Corp. "A"	667
15,450	DISH Network Corp. "A"(e)	502
18,110	Entravision Communications Corp. "A"	72
1,380	Nexstar Media Group, Inc. "A"	135
42,860	Sirius XM Holdings, Inc.	254
9,510	TEGNA, Inc.	125
9,010	Twenty-First Century Fox, Inc. "A"(e)	454
24,060	Viacom, Inc. "B"	703
9,660	Walt Disney Co.	1,090
		4,903

Telecommunications (0.8%)

15,710	AT&T, Inc.	489
3,280	Ciena Corp.(e)	140

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

1,010	InterDigital, Inc.	$71
20,690	Juniper Networks, Inc.	560
950	Shenandoah Telecommunications Co.	42
5,860	T-Mobile US, Inc.(e)	423
18,030	Verizon Communications, Inc.	1,026
2,940	Vonage Holdings Corp.(e)	30
		2,781
	Total Communications	9,592

Consumer, Cyclical (3.8%)

Airlines (0.3%)

7,270	Delta Air Lines, Inc.	360
5,230	Southwest Airlines Co.	293
3,310	United Continental Holdings, Inc.(e)	291
		944

Apparel (0.1%)

6,230 NIKE, Inc."B"	534

Auto Manufacturers (0.3%)

30,620	Ford Motor Co.	269
8,030	General Motors Co.	317
5,520	PACCAR, Inc.	374
5,460	Wabash National Corp.	81
		1,041

Auto Parts & Equipment (0.4%)

2,620	Allison Transmission Holdings, Inc.	130
6,460	BorgWarner, Inc.	262
7,800	Dana, Inc.	154
14,200	Goodyear Tire & Rubber Co.	281
2,110	Lear Corp.	321
4,820	Meritor, Inc.(e)	108
1,930	Methode Electronics, Inc.	54
2,860	Tenneco, Inc. "A"	99
		1,409

Distribution/Wholesale (0.1%)

1,820	WESCO International, Inc.(e)	99
760	WW Grainger, Inc.	232
		331

Entertainment (0.2%)

8,390	Live Nation Entertainment, Inc.(e)	475
3,350	Red Rock Resorts, Inc. "A"	94
		569

Home Builders (0.1%)

17,680	PulteGroup, Inc.	477
4,010	TRI Pointe Group, Inc.(e)	51
		528

Home Furnishings (0.1%)

2,160	Ethan Allen Interiors, Inc.	43
2,790	Whirlpool Corp.	395
		438

Leisure Time (0.2%)

1,120	Brunswick Corp.	59
5,650	Carnival Corp.	326

3| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

10,180	Harley-Davidson, Inc.	$378
		763

Lodging (0.0%)

3,100 Boyd Gaming Corp.	92

Office Furnishings (0.1%)

2,360	Herman Miller, Inc.	87
3,640	Knoll, Inc.	77
6,010	Steelcase, Inc. "A"	105
		269

Retail (1.8%)

780	Asbury Automotive Group, Inc.(e)	56
5,070	Best Buy Co., Inc.	349
1,260	Big Lots, Inc.	40
5,470	Bloomin' Brands, Inc.	113
2,070	Buckle, Inc.	40
720	Cracker Barrel Old Country Store, Inc.	117
7,530	Del Taco Restaurants, Inc.(e)	78
1,790	Dick's Sporting Goods, Inc.	70
5,410	Dollar General Corp.	641
1,600	Foot Locker, Inc.	95
14,820	Gap, Inc.	376
1,180	Group 1 Automotive, Inc.	73
4,450	Hibbett Sports, Inc.(e)	83
3,470	Home Depot, Inc.	642
5,510	Kohl's Corp.	372
1,680	La-Z-Boy, Inc.	58
710	Lithia Motors, Inc. "A"	64
11,750	Macy's, Inc.	291
1,300	MSC Industrial Direct Co., Inc. "A"	110
890	Nu Skin Enterprises, Inc. "A"	53
970	O'Reilly Automotive, Inc.(e)	361
1,190	Penske Automotive Group, Inc.	53
23,770	Qurate Retail, Inc.(e)	428
4,430	Ross Stores, Inc.	420
2,460	Rush Enterprises, Inc. "A"	103
9,300	TJX Companies, Inc.	477
9,020	Walgreens Boots Alliance, Inc.	642
1,300	Williams-Sonoma, Inc.	76
		6,281

Textiles (0.1%)

2,700 Mohawk Industries, Inc.(e)	367
Total Consumer, Cyclical	13,566

Consumer, Non-cyclical (6.9%)

Agriculture (0.0%)

1,116 Covetrus, Inc.(e)	40

Beverages (0.3%)

15,280	Coca-Cola Co.	693
5,240	Molson Coors Brewing Co. "B"	323
		1,016

Biotechnology (1.2%)

4,960	Amgen, Inc.	943
2,400	Biogen, Inc.(e)	787
280	Bio-Rad Laboratories, Inc. "A"(e)	76
1,160	Cambrex Corp.(e)	48
5,230	Celgene Corp.(e)	435
1,240	Emergent BioSolutions, Inc.(e)	72

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

4,700	Exelixis, Inc.(e)	$105
8,400	Gilead Sciences, Inc.	546
4,160	Halozyme Therapeutics, Inc.(e)	72
1,160	Illumina, Inc.(e)	363
1,790	Myriad Genetics, Inc.(e)	56
920	Regeneron Pharmaceuticals, Inc.(e)	396
1,080	REGENXBIO, Inc.(e)	56
3,700	United Therapeutics Corp.(e)	467
		4,422

Commercial Services (0.9%)

1,680	AMN Healthcare Services, Inc.(e)	84
1,780	Automatic Data Processing, Inc.	272
1,900	Avis Budget Group, Inc.(e)	68
3,210	Booz Allen Hamilton Holding Corp.	170
6,730	Hackett Group, Inc.	109
2,960	Moody's Corp.	513
15,550	Nielsen Holdings plc	407
4,200	PayPal Holdings, Inc.(e)	412
3,620	Quad/Graphics, Inc.	53
2,570	S&P Global, Inc.	515
2,260	Sotheby's(e)	99
3,050	Total System Services, Inc.	288
2,560	United Rentals, Inc.(e)	345
		3,335

Cosmetics/Personal Care (0.3%)

2,320	Estee Lauder Companies, Inc. "A"	364
7,810	Procter & Gamble Co.	770
		1,134

Food (1.1%)

1,490	Cal-Maine Foods, Inc.	66
4,220	Flowers Foods, Inc.	86
5,290	Hershey Co.	586
9,020	Hormel Foods Corp.	391
6,020	Hostess Brands, Inc.(e)	73
4,020	Ingles Markets, Inc. "A"	125
3,330	Ingredion, Inc.	308
3,080	JM Smucker Co.	326
19,780	Kroger Co.	580
2,980	McCormick & Co., Inc.	405
740	Sanderson Farms, Inc.	85
5,710	Sysco Corp.	386
6,000	Tyson Foods, Inc. "A"	370
		3,787

Healthcare Products (0.7%)

13,020	Boston Scientific Corp.(e)	522
2,290	Bruker Corp.	88
1,170	Edwards Lifesciences Corp.(e)	198
2,790	Henry Schein, Inc.(e)	165
1,180	Hill-Rom Holdings, Inc.	125
920	Masimo Corp.(e)	121
5,660	Meridian Bioscience, Inc.	97
17,600	MiMedx Group, Inc.(e)	53
3,850	Patterson Companies, Inc.	87
1,120	STERIS plc	135
1,910	Stryker Corp.	360
1,880	Thermo Fisher Scientific, Inc.	488
		2,439

Healthcare-Services (0.8%)

340 Chemed Corp.	112

5| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

8,460	DaVita, Inc.(e)	$481
1,460	Encompass Health Corp.	92
1,920	HCA Healthcare, Inc.	267
2,570	Laboratory Corp. of America Holdings(e)	381
2,150	MEDNAX, Inc.(e)	71
3,830	Quest Diagnostics, Inc.	332
4,800	Select Medical Holdings Corp.(e)	71
2,070	UnitedHealth Group, Inc.	501
3,850	Universal Health Services, Inc. "B"	535
470	WellCare Health Plans, Inc.(e)	119
		2,962

Household Products/Wares (0.2%)

6,970	ACCO Brands Corp.	65
6,350	Church & Dwight Co., Inc.	418
510	Helen of Troy Ltd.(e)	57
780	Spectrum Brands Holdings, Inc.	42
		582

Pharmaceuticals (1.4%)

4,300	AbbVie, Inc.	341
5,730	AmerisourceBergen Corp.	477
8,400	Cardinal Health, Inc.	456
3,870	Concert Pharmaceuticals, Inc.(e)	59
5,540	Corcept Therapeutics, Inc.(e)	69
6,270	CVS Health Corp.	363
840	Eagle Pharmaceuticals, Inc.(e)	42
2,600	Eli Lilly & Co.	328
760	Enanta Pharmaceuticals, Inc.(e)	78
10,610	Lannett Co., Inc.(e)	100
3,150	McKesson Corp.	401
5,450	Merck & Co., Inc.	443
12,260	Mylan N.V.(e)	323
10,730	Pfizer, Inc.	465
1,360	Phibro Animal Health Corp. "A"	40
860	PRA Health Sciences, Inc.(e)	92
1,840	Prestige Consumer Healthcare, Inc.(e)	54
1,700	Supernus Pharmaceuticals, Inc.(e)	69
6,250	Zoetis, Inc.	589
		4,789
	Total Consumer, Non-cyclical	24,506

Energy (1.7%)

Coal (0.1%)

6,670 Warrior Met Coal, Inc.	195

Energy-Alternate Sources (0.0%)

3,450	Renewable Energy Group, Inc.(e)	92
1,800	SolarEdge Technologies, Inc.(e)	76
		168

Oil & Gas (1.3%)

20,150	Antero Resources Corp.(e)	175
13,330	ConocoPhillips	904
8,480	Devon Energy Corp.	250
10,660	Exxon Mobil Corp.	843
9,100	HollyFrontier Corp.	466
10,790	Laredo Petroleum, Inc.(e)	37
3,230	Mammoth Energy Services, Inc.	74
7,490	Marathon Petroleum Corp.	464
2,960	Matador Resources Co.(e)	55
4,510	Par Pacific Holdings, Inc.(e)	76
2,140	PBF Energy, Inc. "A"	67

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

6,320	Phillips 66	$609
19,750	Southwestern Energy Co.(e)	84
15,230	SRC Energy, Inc.(e)	70
4,440	Valero Energy Corp.	362
		4,536

Oil & Gas Services (0.0%)

5,140	ProPetro Holding Corp.(e)	102
5,160	U.S. Silica Holdings, Inc.	77
		179

Pipelines (0.3%)

4,060	Cheniere Energy, Inc.(e)	262
5,860	ONEOK, Inc.	376
11,370	Plains GP Holdings, LP "A"(e)	264
		902
	Total Energy	5,980

Financial (4.1%)

Banks (1.3%)

1,970	Bank of Hawaii Corp.	162
4,170	BankUnited, Inc.	152
5,890	BB&T Corp.	300
5,620	Cadence BanCorp	112
10,770	Citigroup, Inc.	689
4,610	Comerica, Inc.	402
1,600	Cullen/Frost Bankers, Inc.	166
22,320	Fifth Third Bancorp	616
3,730	Great Western Bancorp, Inc.	140
9,170	Hope Bancorp, Inc.	134
3,170	J.P. Morgan Chase & Co.	331
5,250	Meta Financial Group, Inc.	123
37,100	Regions Financial Corp.	608
8,850	U.S. Bancorp.	457
3,050	Western Alliance Bancorp(e)	141
		4,533

Diversified Financial Services (1.4%)

3,080	Alliance Data Systems Corp.	533
2,830	American Express Co.	305
2,410	Ameriprise Financial, Inc.	317
4,070	Capital One Financial Corp.	340
1,600	CME Group, Inc.	291
3,000	Encore Capital Group, Inc.(e)	103
1,980	Federal Agricultural Mortgage Corp. "C"	162
11,350	Franklin Resources, Inc.	370
2,350	Mastercard, Inc. "A"	528
2,130	Nelnet, Inc. "A"	117
10,634	Synchrony Financial	347
3,550	T. Rowe Price Group, Inc.	357
5,460	Virtu Financial, Inc. "A"	137
4,330	Visa, Inc. "A"	641
6,070	Waddell & Reed Financial, Inc. "A"	112
21,810	Western Union Co.	390
1,040	World Acceptance Corp.(e)	128
		5,178

Insurance (1.3%)

8,420	Aflac, Inc.	414
3,150	American Equity Investment Life Holding Co.	100
2,660	Aon plc	456
5,290	Athene Holding Ltd. "A"(e)	236
5,640	Berkshire Hathaway, Inc. "B"(e)	1,135

7| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

2,470	Employers Holdings, Inc.	$103
3,990	Essent Group Ltd.(e)	172
4,530	Marsh & McLennan Companies, Inc.	421
6,490	MetLife, Inc.	293
1,070	Primerica, Inc.	134
5,490	Principal Financial Group, Inc.	289
6,440	Progressive Corp.	470
2,850	Prudential Financial, Inc.	273
2,410	Universal Insurance Holdings, Inc.	94
		4,590

REITS (0.1%)

2,530 Federal Realty Investment Trust	338
Total Financial	14,639

Industrial (2.3%)

Aerospace/Defense (0.3%)

1,200	Boeing Co.	528
5,770	Spirit AeroSystems Holdings, Inc. "A"	570
		1,098

Building Materials (0.2%)

2,090	Apogee Enterprises, Inc.	75
1,550	Masonite International Corp.(e)	86
6,700	NCI Building Systems, Inc.(e)	47
7,740	Owens Corning	386
1,630	Patrick Industries, Inc.(e)	74
		668

Electrical Components & Equipment (0.1%)

2,960	Acuity Brands, Inc.	385
2,030	Generac Holdings, Inc.(e)	105
		490

Electronics (0.4%)

3,870	Atkore International Group, Inc.(e)	89
3,220	Jabil, Inc.	91
530	Mettler-Toledo International, Inc.(e)	361
2,520	SMART Global Holdings, Inc.(e)	74
1,554	SYNNEX Corp.	153
970	Tech Data Corp.(e)	99
1,480	Waters Corp.(e)	359
		1,226

Hand/Machine Tools (0.1%)

1,390	Regal Beloit Corp.	116
1,530	Snap-on, Inc.	245
		361

Machinery-Diversified (0.1%)

2,510	Cummins, Inc.	387
4,800	Ichor Holdings Ltd.(e)	100
		487

Metal Fabrication/Hardware (0.0%)

2,350 Timken Co.	102

Miscellaneous Manufacturers (0.6%)

3,050	3M Co.	632
1,300	Crane Co.	110
6,340	Eaton Corp. plc	506
2,100	Hillenbrand, Inc.	93

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

3,150	Illinois Tool Works, Inc.	$454
870	Sturm Ruger & Co., Inc.	50
2,470	Trinseo S.A.	124
		1,969

Packaging & Containers (0.1%)

3,210	Berry Global Group, Inc.(e)	168
4,630	Silgan Holdings, Inc.	131
		299

Transportation (0.4%)

2,730	Air Transport Services Group, Inc.(e)	64
3,380	CH Robinson Worldwide, Inc.	305
2,870	FedEx Corp.	519
2,380	Union Pacific Corp.	399
1,670	Werner Enterprises, Inc.	58
		1,345

Trucking & Leasing (0.0%)

1,790 Greenbrier Companies, Inc.	74
Total Industrial	8,119

Technology (4.6%)

Computers (1.7%)

15,330	Apple, Inc.	2,654
780	CACI International, Inc. "A"(e)	142
34,880	Hewlett Packard Enterprise Co.	571
1,610	Insight Enterprises, Inc.(e)	90
4,030	International Business Machines Corp.	557
2,250	MAXIMUS, Inc.	159
3,120	NCR Corp.(e)	87
4,190	NetApp, Inc.	273
1,630	Science Applications International Corp.	122
14,120	Seagate Technology plc	658
9,560	Western Digital Corp.	481
		5,794

Office/Business Equipment (0.1%)

10,390	Pitney Bowes, Inc.	75
12,840	Xerox Corp.	397
		472

Semiconductors (1.1%)

6,270	Applied Materials, Inc.	241
2,050	Cirrus Logic, Inc.(e)	82
13,590	Intel Corp.	720
2,040	Lam Research Corp.	359
16,560	Micron Technology, Inc.(e)	677
2,270	NVIDIA Corp.	350
17,210	ON Semiconductor Corp.(e)	370
3,170	Skyworks Solutions, Inc.	259
2,820	Texas Instruments, Inc.	298
8,480	Ultra Clean Holdings, Inc.(e)	90
4,120	Xilinx, Inc.	516
		3,962

Software (1.7%)

1,260	Adobe, Inc.(e)	331
1,490	ANSYS, Inc.(e)	264
2,650	Broadridge Financial Solutions, Inc.	268
6,180	Citrix Systems, Inc.	652
3,490	CSG Systems International, Inc.	145

9| USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

3,910	Electronic Arts, Inc.(e)	$374
1,380	Fidelity National Information Services, Inc.	149
2,900	Intuit, Inc.	717
1,760	j2 Global, Inc.	150
2,670	Manhattan Associates, Inc.(e)	146
18,490	Microsoft Corp.	2,071
1,860	MSCI, Inc.	344
2,790	salesforce.com, Inc.(e)	457
		6,068
	Total Technology	16,296

Utilities (1.1%)

Electric (0.9%)

7,810	Consolidated Edison, Inc.	644
11,280	Exelon Corp.	548
1,370	IDACORP, Inc.	135
2,790	NextEra Energy, Inc.	524
10,270	PPL Corp.	330
12,010	Southern Co.	597
13,370	Spark Energy, Inc. "A"	133
		2,911

Gas (0.2%)

2,810	New Jersey Resources Corp.	136
1,600	Southwest Gas Holdings, Inc.	131
9,340	UGI Corp.	513
		780
	Total Utilities	3,691
	Total Common Stocks (cost: $95,860)	98,371

EXCHANGE-TRADED FUNDS (4.3%)

32,000	iShares Core S&P 500 ETF	8,970
11,610	Vanguard S&P 500 ETF	2,973
1,580	Vanguard Small-Cap Value ETF	208
21,960	Vanguard Total Stock Market ETF	3,151
	Total Exchange-Traded Funds (cost: $14,488)	15,302

PREFERRED STOCKS (0.4%)

Communications (0.1%)

Telecommunications (0.1%)

8,000 Qwest Corp., 6.50%(c)	182

Consumer, Non-cyclical (0.1%)

Agriculture (0.1%)

8,000 CHS, Inc., cumulative redeemable "B", 7.88%(c)	220

Food (0.0%)

2,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(c),(f)	200
Total Consumer, Non-cyclical	420

Energy (0.1%)

Oil & Gas (0.1%)

600 Chesapeake Energy Corp., 5.75%(c),(f)	341

Portfolio of Investments | 10

Market
Number	Value
of Shares Security	(000)

Financial (0.1%)

Banks (0.1%)

	235	M&T Bank Corp., cumulative redeemable, 6.38%(c)			$236
		Total Preferred Stocks (cost: $1,298)			1,179
		Total U.S. Equity Securities (cost: $111,646)			114,852

Principal
Amount			Coupon
(000)			Rate	Maturity

		BONDS (26.0%)
		ASSET-BACKED SECURITIES (0.5%)
		Asset Backed Securities (0.5%)
		Automobile ABS (0.4%)
	$86	Americredit Automobile Receivables Trust	3.15%	3/20/2023	86
	240	Americredit Automobile Receivables Trust	3.50	1/18/2024	242
	104	Avis Budget Rental Car Funding AESOP, LLC(f)	2.96	7/20/2020	104
	74	Avis Budget Rental Car Funding AESOP, LLC(f)	3.75	7/20/2020	74
	271	Avis Budget Rental Car Funding AESOP, LLC(f)	2.50	2/20/2021	270
	162	Credit Acceptance Auto Loan Trust(f)	4.29	11/15/2024	163
	165	Credit Acceptance Auto Loan Trust(f)	3.55	8/15/2027	167
	280	OSCAR U.S. Funding Trust IX, LLC(f)	3.63	9/10/2025	284
					1,390
		Credit Card ABS (0.0%)
	137	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	136
		Other ABS (0.1%)
	120	Element Rail Leasing I, LLC(f)	3.67	4/19/2044	120
	39	NP SPE II, LLC(f)	3.37	10/21/2047	38
	85	SCF Equipment Leasing, LLC(f)	3.41	12/20/2023	85
					243
		Student Loan ABS (0.0%)
	50	Navient Student Loan Trust (1 mo. LIBOR + 1.50%)	3.99(d)	8/25/2050	50
		Total Asset Backed Securities			1,819
		Total Asset-Backed Securities (cost: $1,808)			1,819
		BANK LOANS (0.0%)(g)
		Consumer, Cyclical (0.0%)
		Retail (0.0%)
	295	Academy, Ltd. (1 mo. LIBOR +
		4.00%) (c) (cost: $239)	6.51	7/01/2022	206
		COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
		Mortgage Securities (0.1%)
		Whole Loan Collateral CMO (0.1%)
	36	Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)	3.38(d)	9/20/2033	35
	176	Structured Asset Mortgage Investments Trust (1 mo.
		LIBOR + 0.50%)	2.98(d)	7/19/2035	166
	33	Wells Fargo Mortgage Backed Securities Trust	4.76(h)	4/25/2035	33
		Total Mortgage Securities			234

11 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (0.2%)

Mortgage Securities (0.2%)

Commercial MBS (0.2%)

$41	Banc of America Commercial Mortgage Trust	5.66%(h)	7/10/2044 $	15
10	Banc of America Commercial Mortgage Trust	6.79(h)	2/10/2051	10
12	Bear Stearns Commercial Mortgage Securities
	Trust (f)	5.66(h)	9/11/2041	12
160	BT-h21 Mortgage-Backed Securities Trust (1 mo.
	LIBOR + 2.50%)(c),(f)	5.01(d)	10/07/2021	160
2	Credit Suisse Commercial Mortgage Trust (1 mo.
	LIBOR + 0.19%)	2.68(d)	2/15/2040	2
804	CSAIL Commercial Mortgage Trust (c),(i)	1.79(h)	1/15/2049	70
250	FREMF Mortgage Trust (c),(f)	3.50(h)	8/25/2045	250
20	GE Capital Commercial Mortgage Corp.	5.61(h)	12/10/2049	18
1	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	1
34	J.P. Morgan Chase Commercial Mortgage Securities
	Trust	5.37	5/15/2047	34
851	UBS Commercial Mortgage Trust (f),(i)	2.07(h)	5/10/2045	44
	Total Mortgage Securities			616
	Total Commercial Mortgage Securities (cost: $642)			616

CONVERTIBLE SECURITIES (0.1%)

Basic Materials (0.1%)

Mining (0.1%)

400 Pretium Resources, Inc.(a) (cost: $374)	2.25	03/15/2022	367

CORPORATE OBLIGATIONS (1.3%)

Communications (0.1%)

Telecommunications (0.1%)

250 Hughes Satellite Systems Corp. (c)	6.50	6/15/2019	252

Consumer, Cyclical (0.2%)

Airlines (0.0%)

31 Continental Airlines, Inc. Pass-Through Trust "B"(c)	6.25	10/11/2021	32

Auto Manufacturers (0.2%)

300	Harley-Davidson Financial Services, Inc. (c),(f)	3.55	5/21/2021	298
350	Hyundai Capital America (c),(f)	3.75	7/08/2021	350
				648
	Total Consumer, Cyclical			680

Consumer, Non-cyclical (0.0%)

Healthcare-Services (0.0%)

300 Community Health Systems, Inc. (c)	6.88	2/01/2022	198

Energy (0.2%)

Pipelines (0.2%)

100	Enbridge Energy Partners, LP (c)	7.38	10/15/2045	135
400	EQM Midstream Partners, LP (c)	4.75	7/15/2023	403
190	Southern Union Co. (3 mo. LIBOR + 3.02%) (c)	5.75(d)	11/01/2066	150
150	Tallgrass Energy Partners, LP / Tallgrass Energy
	Finance Corp. (c),(f)	5.50	9/15/2024	154
	Total Energy			842

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financial (0.5%)

Banks (0.1%)

$200	Compass Bank (c)	3.88%	4/10/2025 $	195
50	First Maryland Capital I (3 mo. LIBOR + 1.00%) (c)	3.79(d)	1/15/2027	46
200	SunTrust Capital I (3 mo. LIBOR + 0.67%) (c)	3.35(d)	5/15/2027	186
				427

Diversified Financial Services (0.1%)

175 Cullen/Frost Capital Trust II (3 mo. LIBOR +
1.55%) (c)	4.18(d)	3/01/2034	151

Insurance (0.3%)

200	Allstate Corp. (3 mo. LIBOR + 2.94%) (c)	5.75(j)	8/15/2053	202
350	Athene Holding Ltd. (c)	4.13	1/12/2028	327
200	HSB Group, Inc. (3 mo. LIBOR + 0.91%) (c)	3.70(d)	7/15/2027	167
300	Nationwide Mutual Insurance Co. (3 mo. LIBOR +
	2.29%) (c),(f)	5.08(d)	12/15/2024	300
200	Prudential Financial, Inc. (3 mo. LIBOR + 3.92%) (c)	5.63(j)	6/15/2043	208
				1,204

Investment Companies (0.0%)

100 Ares Capital Corp. (c)	3.63	1/19/2022	99
Total Financial			1,881

Industrial (0.2%)

Electrical Components & Equipment (0.0%)

100 Artesyn Embedded Technologies, Inc. (c),(f)	9.75	10/15/2020	94

Miscellaneous Manufacturers (0.1%)

105 General Electric Co. (c)	5.50	1/08/2020	107

Transportation (0.1%)

350 Ryder System, Inc. (c)	3.50	6/01/2021	352
Total Industrial			553

Utilities (0.1%)

Electric (0.1%)

267 NextEra Energy Capital Holdings, Inc. (c)	3.34	9/01/2020	268
Total Corporate Obligations (cost: $4,648)			4,674

EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

Basic Materials (0.0%)

Mining (0.0%)

100 Newcrest Finance Pty. Ltd. (c),(f)	4.45	11/15/2021	101

Consumer, Cyclical (0.1%)

Auto Manufacturers (0.1%)

400 BMW U.S. Capital, LLC (c),(f)	3.25	8/14/2020	402

Energy (0.2%)

Oil & Gas (0.2%)

400	Petrobras Global Finance B.V. (c)	5.38	1/27/2021	412
400	Petroleos Mexicanos (c)	5.38	3/13/2022	403
				815

Oil & Gas Services (0.0%)

6 Schahin II Finance Co. SPV Ltd. (f),(k),(l)	8.00	5/25/2020	6

13 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$261 Schahin II Finance Co. SPV Ltd. (f),(m),(n)	5.88%	9/25/2023 $	29
				35
	Total Energy			850

Financial (0.1%)

Insurance (0.1%)

200 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR + 4.05%) (c),(f)	7.25(j)	5/24/2041	209
Total Eurodollar and Yankee Obligations (cost: $1,729)			1,562

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (9.7%)

96,587	Invesco Fundamental High Yield Corporate Bond ETF			1,793
22,120	iShares 20+ Year Treasury Bond ETF			2,655
23,780	iShares Core U.S. Aggregate Bond ETF			2,546
109,010	iShares iBoxx $ High Yield Corporate Bond ETF (a)			9,348
18,580	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,156
60,620	SPDR Bloomberg Barclays High Yield Bond ETF (a)			2,163
75,500	Vanguard Short-Term Bond ETF (a)			5,962
43,200	Vanguard Short-Term Corporate Bond ETF			3,413
35,700	Vanguard Total Bond Market ETF			2,849
26,000	Xtrackers USD High Yield Corporate Bond ETF			1,285
	Total Fixed-Income Exchange-Traded Funds (cost: $34,019)			34,170

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. GOVERNMENT AGENCY ISSUES (3.9%)(o)
	Commercial MBS (0.5%)
$250	Fannie Mae (+)	2.15%	1/25/2023	245
700	Freddie Mac (+)	3.00	12/25/2025	699
300	Freddie Mac (+)	3.33(h)	5/25/2025	306
500	Freddie Mac (+)	3.51	4/25/2030	502
				1,752
	FGLMC Collateral (3.4%)
452	Freddie Mac (+)(c)	3.00	4/01/2046	443
1,347	Freddie Mac (+)(c)	3.00	6/01/2046	1,320
489	Freddie Mac (+)(c)	3.00	9/01/2046	480
246	Freddie Mac (+)(c)	3.00	10/01/2046	241
832	Freddie Mac (+)(c)	3.00	11/01/2046	815
1,715	Freddie Mac (+)(c)	3.00	1/01/2047	1,680
865	Freddie Mac (+)(c)	3.00	1/01/2047	848
833	Freddie Mac (+)(c)	3.00	3/01/2047	816
889	Freddie Mac (+)(c)	3.00	4/01/2047	871
266	Freddie Mac (+)(c)	3.00	4/01/2047	261
689	Freddie Mac (+)(c)	3.00	9/01/2047	674
464	Freddie Mac (+)(c)	3.00	10/01/2047	455
2,496	Freddie Mac (+)(c)	3.50	4/01/2046	2,509
475	Freddie Mac (+)(c)	3.50	4/01/2048	476
				11,889
	Total U.S. Government Agency Issues (cost: $13,997)			13,641

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. TREASURY SECURITIES (9.8%)

Bonds (1.9%)

$30	U.S. Treasury Bond (STRIPS Principal) (Zero
	Coupon)	0.00%	8/15/2044 $	14
3,100	U.S. Treasury Bond (STRIPS Principal) (Zero
	Coupon)	0.00	5/15/2045	1,371
100	U.S. Treasury Bond	2.50	2/15/2045	90
200	U.S. Treasury Bond	3.00	11/15/2044	197
700	U.S. Treasury Bond	3.00	5/15/2047	689
500	U.S. Treasury Bond	3.00	8/15/2048	491
500	U.S. Treasury Bond	3.00	2/15/2049	492
2,250	U.S. Treasury Bond	3.13	8/15/2044	2,267
1,000	U.S. Treasury Bond	3.38	11/15/2048	1,057
				6,668

Inflation-Indexed Notes (0.9%)

2,120	Inflation-Index Note(c)	0.13	4/15/2021	2,093
1,048	Inflation-Index Note(c)	0.13	7/15/2026	1,009
				3,102

Notes (7.0%)

7,500	U.S. Treasury Note(p)	1.13	2/28/2021	7,297
800	U.S. Treasury Note	1.63	4/30/2023	772
3,200	U.S. Treasury Note	1.63	2/15/2026	2,999
600	U.S. Treasury Note	1.63	5/15/2026	560
100	U.S. Treasury Note	2.00	2/15/2025	97
1,000	U.S. Treasury Note	2.25	11/15/2025	978
2,600	U.S. Treasury Note	2.25	2/15/2027	2,525
1,250	U.S. Treasury Note	2.25	8/15/2027	1,210
2,500	U.S. Treasury Note	2.25	11/15/2027	2,416
1,500	U.S. Treasury Note	2.38	5/15/2027	1,469
500	U.S. Treasury Note	2.50	1/31/2021	500
2,000	U.S. Treasury Note	2.75	2/15/2028	2,009
2,000	U.S. Treasury Note	2.88	5/15/2028	2,028
				24,860
	Total U.S. Treasury Securities (cost: $35,130)			34,630
	Total Bonds (cost: $92,830)			91,919

Number
of Shares

	GLOBAL REAL ESTATE EQUITY SECURITIES (3.6%)
	COMMON STOCKS (1.2%)
	Financial (1.2%)
	Diversified Financial Services (0.0%)
6,390	Altisource Portfolio Solutions S.A.(e)			160
	Real Estate (0.2%)
3,710	HFF, Inc. "A"			168
2,510	Jones Lang LaSalle, Inc.			414
7,960	Realogy Holdings Corp.			108
1,910	RMR Group, Inc. "A"			137
				827
	REITS (1.0%)
2,740	American Tower Corp.			483
46,580	Annaly Capital Management, Inc.			472
6,790	CoreCivic, Inc.			144

15 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

6,760	GEO Group, Inc.	$154
20,600	Host Hotels & Resorts, Inc.	404
20,980	Kimco Realty Corp.	369
7,233	Ladder Capital Corp.	133
2,450	Lamar Advertising Co. "A"	190
3,650	LTC Properties, Inc.	162
3,896	PotlatchDeltic Corp.	140
6,880	Tanger Factory Outlet Centers, Inc.	148
6,770	Ventas, Inc.	425
21,170	Washington Prime Group, Inc.	122
		3,346
	Total Financial	4,333
	Total Common Stocks (cost: $4,466)	4,333

EXCHANGE-TRADED FUNDS (2.4%)

98,090 Vanguard Real Estate ETF (cost: $7,911)	8,238
Total Global Real Estate Equity Securities (cost: $12,377)	12,571

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.5%) COMMON STOCKS (0.0%)

Basic Materials (0.0%)

Mining (0.0%)

8,197 Hycroft Mining Corp.(e),(k),(l),(n) (cost: $258)—

EXCHANGE-TRADED FUNDS (1.5%)

16,300	First Trust Global Tactical Commodity Strategy Fund			307
28,600	Invesco DB Commodity Index Tracking Fund(a)			457
48,800	United States Commodity Index Fund(e)			1,913
105,990	VanEck Vectors Gold Miners ETF			2,357
12,000	VanEck Vectors Junior Gold Miners ETF			389
	Total Exchange-Traded Funds (cost: $5,918)			5,423
	Total Precious Metals and Commodity-Related
	Securities (cost: $6,176)			5,423

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.9%)
	COMMERCIAL PAPER (0.3%)
$450	Barton Capital SA (c),(f)	2.43%	3/04/2019	450
495	LMA Americas, LLC (c),(f)	2.47	3/08/2019	495
	Total Commercial Paper (cost: $945)			945

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)
2,159,465	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c),(q)
	(cost: $2,159)			2,159
	Total Money Market Instruments (cost: $3,104)			3,104

Portfolio of Investments | 16

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.6%)

4,550,873 Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(q)						$4,551
8,069,708 HSBC U.S. Government Money Market Fund Class I, 2.37%(q)						8,070
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $12,621)					12,621
	Total Investments (cost: $357,089)					$365,079

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (4.2%)
	LONG FUTURES
	Equity Contracts
146	E Mini S&P 500	3/15/2019	USD	18,997	$20,329	$1,332
	Total Long Futures				$20,329	$1,332
	SHORT FUTURES
	Equity Contracts
10	Russell 2000 Mini	3/15/2019	USD	(708)	$(788)	$(80)
49	Swiss Market Future
	Index	3/15/2019	CHF	(4,169)	(4,576)	(399)
	Total Short Futures
					$(5,364)	$(479)
	Total Futures				$14,965	$853

17 | USAA Cornerstone Aggressive Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
International Equity Securities:
Common Stocks	$1,632	$—	$—	$1,632
Exchange-Traded Funds	122,679	—	—	122,679
Preferred Stocks	—	278	—	278
U.S. Equity Securities:
Common Stocks	98,371	—	—	98,371
Exchange-Traded Funds	15,302	—	—	15,302
Preferred Stocks	—	1,179	—	1,179
Bonds:
Asset-Backed Securities	—	1,819	—	1,819
Bank Loans	—	206	—	206
Collateralized Mortgage Obligations	—	234	—	234
Commercial Mortgage Securities	—	616	—	616
Convertible Securities	—	367	—	367
Corporate Obligations	—	4,674	—	4,674
Eurodollar and Yankee Obligations	—	1,556	6	1,562
Fixed-Income Exchange-Traded Funds	34,170	—	—	34,170
U.S. Government Agency Issues	—	13,641	—	13,641
U.S. Treasury Securities	33,245	1,385	—	34,630
Global Real Estate Equity Securities:
Common Stocks	4,333	—	—	4,333
Exchange-Traded Funds	8,238	—	—	8,238
Precious Metals and Commodity-Related
Securities:
Common Stocks	—	—	—	—
Exchange-Traded Funds	5,423	—	—	5,423
Money Market Instruments:
Commercial Paper	—	945	—	945
Government & U.S. Treasury Money Market
Funds	2,159	—	—	2,159
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	12,621	—	—	12,621
Futures(1)	1,332	—	—	1,332
Total	$339,505	$26,900	$ 6	$366,411
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(479)	$—	$—	$(479)

Total	$(479)	$—	$—	$(479)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

19 | USAA Cornerstone Aggressive Fund

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 20

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

21 | USAA Cornerstone Aggressive Fund

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$12,305,000	$—	$12,621,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2019, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as

Notes to Portfolio of Investments | 22

unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $353,548,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.9% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

USAA MSCI Emerging Markets Value
Momentum Blend Index ETF	$469	$—	$14	$—	$—	$(51)	$300	$718

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

H.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a

23 | USAA Cornerstone Aggressive Fund

purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Notes to Portfolio of Investments | 24

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of February 28, 2019.

(b)Investment in affiliated exchange-traded fund.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2019.

(d)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.

(e)Non-income-producing security.

(f)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(g)Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at February 28, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(h)Stated interest rates may change slightly over time as underlying mortgages paydown.

25 | USAA Cornerstone Aggressive Fund

(i)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(j)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(k)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $6,000, which represented less than 0.1% of the Fund's net assets.

(l)Security was classified as Level 3.

(m)At February 28, 2019, the issuer was in default with respect to interest and/or principal payments.

(n)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(o)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(p)Securities with a value of $1,946,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

FEBRUARY 28, 2019

(Form N-Q)

97460 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

BONDS (78.6%)

FIXED-INCOME FUNDS (78.6%)

254,500	USAA Core Intermediate-Term Bond ETF	$12,431
4,500	USAA Core Short-Term Bond ETF	224
3,964,079	USAA Government Securities Fund Institutional Shares	38,174
723,247	USAA High Income Fund Institutional Shares	5,656
4,381,456	USAA Income Fund Institutional Shares	55,601
2,902,841	USAA Intermediate-Term Bond Fund Institutional Shares	30,015
602,898	USAA Short-Term Bond Fund Institutional Shares	5,493
	Total Fixed-Income Funds (cost: $150,233)	147,594
	Total Bonds (cost: $150,233)	147,594

EQUITY SECURITIES (21.3%)

EQUITY & ALTERNATIVE (21.3%)

27,891	USAA Aggressive Growth Fund Institutional Shares	1,181
172,185	USAA Capital Growth Fund Institutional Shares	1,939
146,108	USAA Emerging Markets Fund Institutional Shares	2,590
55,786	USAA Growth Fund Institutional Shares	1,633
137,146	USAA Income Stock Fund Institutional Shares	2,622
238,942	USAA International Fund Institutional Shares	6,867
18,900	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	848
55,200	USAA MSCI International Value Momentum Blend Index ETF	2,504
12,800	USAA MSCI USA Small Cap Value Momentum Blend Index ETF(a)	668
94,400	USAA MSCI USA Value Momentum Blend Index ETF	4,768
56,945	USAA Precious Metals and Minerals Fund Institutional Shares(b)	735
146,566	USAA S&P 500 Index Fund Reward Shares	5,756
124,068	USAA Small Cap Stock Fund Institutional Shares	2,052
381,539	USAA Target Managed Allocation Fund	3,823
101,710	USAA Value Fund Institutional Shares	1,912
	Total Equity & Alternative (cost: $35,544)	39,898
	Total Equity Securities (cost: $35,544)	39,898

MONEY MARKET INSTRUMENTS (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

266,058 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (cost: $266)	266

SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

160,500 Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(c)	160
Total Short-Term Investment Purchased with Cash
Collateral from Securities Loaned (cost: $160)	160
Total Investments (cost: $186,203)	$187,918

1| USAA Cornerstone Conservative Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Fixed-Income Funds	$147,594	$—	$—	$147,594
Equity Securities:
Equity & Alternative	39,898	—	—	39,898
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	266	—	—	266
Short-Term Investment Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	160	—	—	160
Total	$187,918	$—	$—	$187,918

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3| USAA Cornerstone Conservative Fund

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities

Notes to Portfolio of Investments | 4

when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$156,000	$—	$160,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $187,807,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

Aggressive Growth Fund Institutional
Shares	$ 178	$92	$ 20	$(8)	$158	$ (120)	$ 1,223	$ 1,181
Capital Growth Fund Institutional Shares	1,849	—	—	—	—	90	—	1,939
Core Intermediate-Term Bond ETF	486	—	293	—	—	50	11,895	12,431
Core Short-Term Bond ETF	—	—	4	—	—	1	223	224
Emerging Markets Fund Institutional
Shares	43	516	43	(13)	—	(190)	3,266	2,590
Flexible Income Fund Institutional
Shares	9	10,826	9	(1,040)	—	669	11,188	—
Government Securities Fund Institutional
Shares	18,591	111	591	(6)	—	465	19,235	38,174
Growth Fund Institutional Shares	202	240	15	(2)	187	(101)	1,774	1,633
High Income Fund Institutional Shares	254	111	254	(5)	—	(102)	5,620	5,656
Income Fund Institutional Shares	8,265	3,162	1,500	(167)	15	14	50,651	55,601
Income Fund Institutional Shares	702	—	34	—	121	(19)	1,939	2,622
Intermediate-Term Bond Fund
Institutional Shares	1,008	15,424	1,008	(791)	—	583	44,639	30,015
International Fund Institutional Shares	839	4,602	265	(236)	574	(1,375)	12,241	6,867
MSCI Emerging Markets Value
Momentum Blend Index ETF	738	—	2	—	—	5	105	848
MSCI International Value Momentum
Blend Index ETF	181	—	59	—	—	(272)	2,595	2,504
MSCI USA Small Cap Value Momentum
Blend Index ETF	573	—	1	—	—	36	59	668

5| USAA Cornerstone Conservative Fund

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

MSCI USA Value Momentum Blend
Index ETF	$ 2,070	$—	$33	$—	$—	$47	$2,651	$4,768
Precious Metals and Minerals Fund
Institutional Shares	—	—	—	—	—	(9)	744	735
S&P 500 Index Fund Reward Shares	135	250	135	30	—	92	5,749	5,756
Short-Term Bond Fund Institutional
Shares	191	8,934	190	(141)	1	141	14,236	5,493
Small Cap Stock Fund Institutional
Shares	305	793	70	(111)	236	(306)	2,957	2,052
Target Managed Allocation	3,693	—	—	—	—	130	—	3,823
Value Fund Institutional Shares	419	1,801	46	(270)	373	(204)	3,768	1,912
Total	$40,731	$46,862	$4,572	$(2,760)	$1,665	$(375)	$196,758	$187,492

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of February 28, 2019.

(b)Non-income-producing security.

(c)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE EQUITY FUND

FEBRUARY 28, 2019

(Form N-Q)

97463 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.9%)

EQUITY & ALTERNATIVE (98.9%)

218,441	USAA Aggressive Growth Fund Institutional Shares	$9,247
540,273	USAA Capital Growth Fund Institutional Shares	6,083
472,321	USAA Emerging Markets Fund Institutional Shares	8,374
318,637	USAA Growth Fund Institutional Shares	9,326
478,374	USAA Income Stock Fund Institutional Shares	9,147
923,543	USAA International Fund Institutional Shares	26,543
240,400	USAA MSCI Emerging Markets Value Momentum Blend Index ETF	10,782
589,400	USAA MSCI International Value Momentum Blend Index ETF	26,740
134,800	USAA MSCI USA Small Cap Value Momentum Blend Index ETF	7,031
616,400	USAA MSCI USA Value Momentum Blend Index ETF	31,136
81,815	USAA Precious Metals and Minerals Fund Institutional Shares(a)	1,056
707,860	USAA S&P 500 Index Fund Reward Shares	27,798
423,519	USAA Small Cap Stock Fund Institutional Shares	7,005
1,298,147	USAA Target Managed Allocation Fund	13,007
494,798	USAA Value Fund Institutional Shares	9,302
	Total Equity & Alternative (cost: $191,780)	202,577
	Total Equity Securities (cost: $191,780)	202,577

MONEY MARKET INSTRUMENTS (1.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)

2,214,528 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b) (cost: $2,215)				2,215
Total Investments (cost: $193,995)				$204,792
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Equity & Alternative	$202,577	$—	$—	$202,577
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,215	—	—	2,215
Total	$204,792	$—	$—	$204,792

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

1| USAA Cornerstone Equity Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 2

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities

3| USAA Cornerstone Equity Fund

when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $204,737,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 35.4% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

						Change
						in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

Aggressive Growth Fund Institutional
Shares	$2,901	$773	$154	$(168)	$1,248	$(878)	$8,165	$9,247
Capital Growth Fund Institutional Shares	5,803	—	—	—	—	280	—	6,083
Emerging Markets Fund Institutional
Shares	121	1,833	121	72	—	(709)	10,723	8,374
Growth Fund Institutional Shares	1,187	1,643	87	41	1,099	(666)	10,407	9,326
Income Stock Fund Institutional Shares	755	1,314	169	(114)	586	(158)	9,978	9,147
International Fund Institutional Shares	3,859	11,479	893	(597)	1,939	(4,635)	39,395	26,543
MSCI Emerging Markets Value
Momentum Blend Index ETF	1,908	—	225	—	—	(1,080)	9,954	10,782
MSCI International Value Momentum
Blend Index ETF	936	—	664	—	—	(3,100)	28,904	26,740
MSCI USA Small Cap Value Momentum
Blend Index ETF	3,147	—	69	—	—	(217)	4,101	7,031
MSCI USA Value Momentum Blend
Index ETF	3,223	—	373	—	—	(631)	28,544	31,136
Precious Metals and Minerals Fund
Institutional Shares	—	464	—	(50)	—	(15)	1,585	1,056
S&P 500 Index Fund Reward Shares	1,084	1,861	684	(31)	—	502	28,104	27,798
Small Cap Stock Fund Institutional
Shares	1,850	—	135	—	459	(594)	5,749	7,005
Target Managed Allocation	12,566	—	—	—	—	441	—	13,007
Value Fund Institutional Shares	1,316	2,684	144	(248)	1,172	(1,016)	11,934	9,302
Total	$40,656	$22,051	$3,718	$(1,095)	$6,503	$(12,476)	$197,543	$202,577

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective

Notes to Portfolio of Investments | 4

December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

5| USAA Cornerstone Equity Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND FEBRUARY 28, 2019

(Form N-Q)

48470 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

February 28, 2019 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (41.7%)

ASSET-BACKED SECURITIES (1.3%)

Asset Backed Securities (1.3%)

Automobile ABS (0.8%)

$571	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	573
4,640	Americredit Automobile Receivables Trust	3.50	1/18/2024	4,680
2,542	Avis Budget Rental Car Funding AESOP, LLC(a)	2.96	7/20/2020	2,541
1,611	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75	7/20/2020	1,612
4,530	Avis Budget Rental Car Funding AESOP, LLC(a)	2.50	2/20/2021	4,515
2,665	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	2,678
2,701	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	2,726
4,600	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	4,673
				23,998

Credit Card ABS (0.1%)

2,648 Synchrony Credit Card Master Note Trust	2.95	5/15/2024	2,623

Other ABS (0.2%)

2,320	Element Rail Leasing I, LLC(a)	3.67	4/19/2044
749	NP SPE II, LLC(a)	3.37	10/21/2047
1,652	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023

Student Loan ABS (0.2%)

1,800	Navient Student Loan Trust (1 mo. LIBOR + 1.50%)	3.99(b)	8/25/2050
2,094	SLM Student Loan Trust (3 mo. LIBOR + 0.22%)	2.99(b)	1/25/2041
776	SLM Student Loan Trust (3 mo. LIBOR + 0.55%)	3.32(b)	10/25/2065
Total Asset Backed Securities
Total Asset-Backed Securities (cost: $35,472)
BANK LOANS (0.1%)(c)
Consumer, Cyclical (0.1%)
Retail (0.1%)
5,302	Academy, Ltd. (1 mo. LIBOR + 4.00%)
	(cost: $4,338)	6.51	7/01/2022

COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

Mortgage Securities (0.1%)

Whole Loan Collateral CMO (0.1%)

507	Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)	3.38(b)	9/20/2033
585	Structured Asset Mortgage Investments Trust (1 mo.
	LIBOR + 0.50%)	2.98(b)	7/19/2035
496	Wells Fargo Mortgage Backed Securities Trust	4.76(d)	4/25/2035

Total Mortgage Securities

2,316

743

1,652

4,711

1,810

1,954

738

4,502

35,834

35,834

3,711

496

553

489

1,538

1| USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (0.7%)

Mortgage Securities (0.7%)

Commercial MBS (0.7%)

$4,086	Banc of America Commercial Mortgage Trust	5.66%(d)	7/10/2044 $	1,494
191	Banc of America Commercial Mortgage Trust	6.79(d)	2/10/2051	192
246	Bear Stearns Commercial Mortgage Securities
	Trust (a)	5.66(d)	9/11/2041	245
2,320	BT-h21 Mortgage-Backed Securities Trust (1 mo.
	LIBOR + 2.50%)(a)	5.01(b)	10/07/2021	2,323
84	Credit Suisse Commercial Mortgage Trust (1 mo.
	LIBOR + 0.19%)	2.68(b)	2/15/2040	83
28,653	CSAIL Commercial Mortgage Trust (e)	1.79(d)	1/15/2049	2,497
7,800	FREMF Mortgage Trust (a)	3.50(d)	8/25/2045	7,801
899	GE Capital Commercial Mortgage Corp.	5.61(d)	12/10/2049	832
38	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	38
1,250	GMAC Commercial Mortgage Securities, Inc.	4.98(d)	12/10/2041	1,250
667	J.P. Morgan Chase Commercial Mortgage Securities
	Trust	5.37	5/15/2047	670
23,046	UBS Commercial Mortgage Trust (a),(e)	2.07(d)	5/10/2045	1,192
	Total Mortgage Securities			18,617
	Total Commercial Mortgage Securities (cost: $20,795)			18,617

CONVERTIBLE SECURITIES (0.2%)

Basic Materials (0.2%)

Mining (0.2%)

1,089	Hycroft Mining Corp.(f),(g),(h),(i)	15.00(j)	10/22/2020	33
5,800	Pretium Resources, Inc.	2.25	3/15/2022	5,315
	Total Basic Materials			5,348
	Total Convertible Securities (cost: $6,619)			5,348

CORPORATE OBLIGATIONS (4.2%)

Communications (0.2%)

Telecommunications (0.2%)

4,000 Hughes Satellite Systems Corp. (k)	6.50	6/15/2019	4,032

Consumer, Cyclical (0.4%)

Auto Manufacturers (0.4%)

5,700	Harley-Davidson Financial Services, Inc. (a),(k)	3.55	5/21/2021	5,665
5,700	Hyundai Capital America (a),(k)	3.75	7/08/2021	5,698
	Total Consumer, Cyclical			11,363

Consumer, Non-cyclical (0.1%)

Healthcare-Services (0.1%)

5,600 Community Health Systems, Inc. (k)	6.88	2/01/2022	3,696

Energy (0.5%)

Pipelines (0.5%)

1,300	Enbridge Energy Partners, LP (k)	7.38	10/15/2045	1,753
3,530	Energy Transfer Operating, LP (3 mo. LIBOR +
	3.02%) (k)	5.75(b)	11/01/2066	2,842
500	Enterprise TE Partners, LP (3 mo. LIBOR +
	2.78%) (g)	5.40(b)	6/01/2067	461
5,600	EQM Midstream Partners, LP (k)	4.75	7/15/2023	5,645
2,352	Southern Union Co. (3 mo. LIBOR + 3.02%) (k)	5.75(b)	11/01/2066	1,858

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$2,550 Tallgrass Energy Partners, LP / Tallgrass Energy
	Finance Corp. (a),(k)	5.50%	9/15/2024 $	2,618
	Total Energy			15,177

Financial (2.4%)

Banks (0.6%)

1,000	Allfirst Preferred Capital Trust (3 mo. LIBOR +
	1.50%) (g)	4.29(b)	7/15/2029	911
2,700	Compass Bank (k)	3.88	4/10/2025	2,630
4,000	First Maryland Capital I (3 mo. LIBOR + 1.00%) (k)	3.79(b)	1/15/2027	3,694
2,000	Huntington Capital (3 mo. LIBOR + 0.63%) (k)	3.41(b)	6/15/2028	1,787
6,039	Manufacturers & Traders Trust Co. (3 mo. LIBOR +
	0.64%) (k)	3.27(b)	12/01/2021	6,009
1,000	SunTrust Capital I (3 mo. LIBOR + 0.67%) (k)	3.35(b)	5/15/2027	931
				15,962

Diversified Financial Services (0.3%)

9,000 Cullen/Frost Capital Trust II (3 mo. LIBOR +
1.55%) (k)	4.18(b)	3/01/2034	7,776

Insurance (1.3%)

5,900	Allstate Corp. (3 mo. LIBOR + 2.94%) (k)	5.75(l)	8/15/2053	5,968
3,607	AmTrust Financial Services, Inc. (k)	6.13	8/15/2023	3,285
5,750	Athene Holding Ltd. (k)	4.13	1/12/2028	5,376
4,550	HSB Group, Inc. (3 mo. LIBOR + 0.91%) (k)	3.70(b)	7/15/2027	3,800
11,510	Nationwide Mutual Insurance Co. (3 mo. LIBOR +
	2.29%) (a),(k)	5.08(b)	12/15/2024	11,505
5,400	Prudential Financial, Inc. (3 mo. LIBOR + 3.92%) (k)	5.63(l)	6/15/2043	5,610
				35,544

Investment Companies (0.2%)

5,950 Ares Capital Corp. (k)	3.63	1/19/2022	5,852

REITS (0.0%)

1,000 Sabra Health Care, LP (k)	5.13	8/15/2026	951
Total Financial			66,085

Industrial (0.5%)

Electrical Components & Equipment (0.0%)

800 Artesyn Embedded Technologies, Inc. (a),(k)	9.75	10/15/2020	752

Miscellaneous Manufacturers (0.1%)

1,725 General Electric Co. (k)	5.50	1/08/2020	1,759

Transportation (0.4%)

5,325	BNSF Funding Trust I (3 mo. LIBOR + 2.35%) (k)	6.61(l)	12/15/2055	5,759
5,750	Ryder System, Inc. (k)	3.50	6/01/2021	5,778
				11,537
	Total Industrial			14,048

Utilities (0.1%)

Electric (0.1%)

3,800 NextEra Energy Capital Holdings, Inc. (k)	3.34	9/01/2020	3,820
Total Corporate Obligations (cost: $117,110)			118,221

EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

Basic Materials (0.1%)

Chemicals (0.0%)

500 Braskem Finance Ltd. (k)	6.45	2/03/2024	544

3| USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Mining (0.1%)

$3,000 Newcrest Finance Pty. Ltd. (a),(k)	4.45%	11/15/2021 $	3,042
Total Basic Materials			3,586

Consumer, Cyclical (0.2%)

Auto Manufacturers (0.2%)

5,700 BMW U.S. Capital, LLC (a),(k)	3.25	8/14/2020	5,728

Energy (0.5%)

Oil & Gas (0.4%)

5,800	Petrobras Global Finance B.V. (k)	5.38	1/27/2021	5,984
5,800	Petroleos Mexicanos (k)	5.38	3/13/2022	5,840
				11,824

Oil & Gas Services (0.0%)

111	Schahin II Finance Co. SPV Ltd. (a),(f),(h)	8.00	5/25/2020	103
4,465	Schahin II Finance Co. SPV Ltd. (a),(g),(m)	5.88	9/25/2023	491
				594

Pipelines (0.1%)

1,400 Transcanada Trust (3 mo. LIBOR + 3.53%) (k)	5.63(l)	5/20/2075	1,353
Total Energy			13,771

Financial (0.2%)

Insurance (0.2%)

5,900 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR + 4.05%) (a),(k)	7.25(l)	5/24/2041	6,148
Total Eurodollar and Yankee Obligations (cost: $32,050)			29,233

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (11.2%)

277,500	Invesco Fundamental High Yield Corporate Bond ETF			5,150
247,350	iShares 20+ Year Treasury Bond ETF (n)			29,687
50,000	iShares 7-10 Year Treasury Bond ETF (n) "B"			5,205
190,580	iShares Core U.S. Aggregate Bond ETF			20,405
1,381,540	iShares iBoxx $ High Yield Corporate Bond ETF (n)			118,467
230,850	iShares iBoxx $ Investment Grade Corporate Bond ETF			26,786
597,920	SPDR Bloomberg Barclays High Yield Bond ETF (n)			21,340
906,900	Vanguard Mortgage-Backed Securities ETF			46,932
51,700	Vanguard Short-Term Bond ETF			4,083
175,580	Vanguard Short-Term Corporate Bond ETF			13,873
166,700	Vanguard Total Bond Market ETF			13,306
205,000	Xtrackers USD High Yield Corporate Bond ETF (n)			10,129
	Total Fixed-Income Exchange-Traded Funds (cost: $313,376)			315,363

Principal
Amount		Coupon
(000)		Rate	Maturity

	MUNICIPAL OBLIGATIONS (0.0%)
	Texas (0.0%)
$150	Ector County Hospital District	6.80%	9/15/2025	152

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$300	Ector County Hospital District	7.18%	9/15/2035 $	303
				455
	Total Municipal Obligations (cost: $455)			455
	U.S. GOVERNMENT AGENCY ISSUES (8.6%)(o)
	Commercial MBS (1.4%)
3,750	Fannie Mae (+)	2.15	1/25/2023	3,671
14,000	Freddie Mac (+)	3.00	12/25/2025	13,969
8,400	Freddie Mac (+)	3.33(d)	5/25/2025	8,563
9,000	Freddie Mac (+)	3.51	4/25/2030	9,042
4,285	Freddie Mac (+)	3.70(d)	1/25/2033	4,395
				39,640
	FGLMC Collateral (7.0%)
13,326	Freddie Mac (+)	3.00	4/01/2046	13,059
35,664	Freddie Mac (+)	3.00	6/01/2046	34,951
4,046	Freddie Mac (+)	3.00	8/01/2046	3,965
12,431	Freddie Mac (+)	3.00	1/01/2047	12,179
12,114	Freddie Mac (+)	3.00	1/01/2047	11,871
37,443	Freddie Mac (+)	3.00	3/01/2047	36,688
8,131	Freddie Mac (+)	3.00	4/01/2047	7,966
24,845	Freddie Mac (+)	3.00	4/01/2047	24,338
13,521	Freddie Mac (+)	3.00	6/01/2047	13,246
21,352	Freddie Mac (+)	3.50	4/01/2046	21,463
7,602	Freddie Mac (+)(k)	3.50	4/01/2048	7,621
9,589	Freddie Mac (+)(k)	4.00	7/01/2048	9,797
				197,144
	FNMA Collateral (0.2%)
5,515	Fannie Mae (+)	4.00	11/01/2045	5,648
	GNMA Collateral (0.0%)
4	Ginnie Mae I Pool	6.50	4/15/2024	5
	Total U.S. Government Agency Issues (cost: $247,397)			242,437
	U.S. TREASURY SECURITIES (14.3%)
	Bonds (6.0%)
15,820	U.S. Treasury Bond (STRIPS Principal) (Zero
	Coupon)	0.00	8/15/2044	7,148
15,000	U.S. Treasury Bond	3.00	11/15/2044	14,784
59,700	U.S. Treasury Bond	3.00	5/15/2045	58,861
5,000	U.S. Treasury Bond	3.00	5/15/2047	4,922
82,200	U.S. Treasury Bond	3.13	8/15/2044	82,829
				168,544
	Inflation-Indexed Notes (0.9%)
25,443	Inflation-Index Note	0.13	4/15/2021	25,118
	Notes (7.4%)
63,000	U.S. Treasury Note(p)	1.13	2/28/2021	61,295
1,970	U.S. Treasury Notes	1.63	8/15/2022	1,913
390	U.S. Treasury Notes	1.63	11/15/2022	378
29,000	U.S. Treasury Note	1.63	4/30/2023	27,989
52,000	U.S. Treasury Note	1.63	2/15/2026	48,732
6,000	U.S. Treasury Note	1.88	7/31/2022	5,879
1,000	U.S. Treasury Note	2.25	11/15/2024	983
5,000	U.S. Treasury Note	2.25	11/15/2025	4,889
30,800	U.S. Treasury Note	2.25	11/15/2027	29,763
1,800	U.S. Treasury Note	2.38	8/15/2024	1,784
8,100	U.S. Treasury Note	2.38	5/15/2027	7,932
10,000	U.S. Treasury Note	2.50	6/30/2020	9,994
1,000	U.S. Treasury Note	2.75	11/15/2023	1,010

5| USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$7,800	U.S. Treasury Note	2.75%	2/15/2028 $	7,835
				210,376
	Total U.S. Treasury Securities (cost: $409,511)			404,038
	Total Bonds (cost: $1,188,691)			1,174,795

Number
of Shares

	INTERNATIONAL EQUITY SECURITIES (28.8%)
	COMMON STOCKS (0.4%)
	Basic Materials (0.1%)
	Chemicals (0.1%)
12,800	Linde plc			2,217
	Consumer, Cyclical (0.1%)
	Auto Parts & Equipment (0.1%)
24,460	Autoliv, Inc.			2,001
	Industrial (0.2%)
	Electronics (0.1%)
41,190	TE Connectivity Ltd.			3,382
	Environmental Control (0.1%)
54,730	Pentair plc			2,328
	Total Industrial			5,710
	Technology (0.0%)
	Semiconductors (0.0%)
10,720	Kulicke & Soffa Industries, Inc.			250
	Total Common Stocks (cost: $9,793)			10,178
	EXCHANGE-TRADED FUNDS (28.2%)
527,552	Invesco FTSE RAFI Developed Markets ex-US ETF			21,561
1,361,600	Invesco FTSE RAFI Emerging Markets ETF			29,152
1,737,315 iShares Core MSCI EAFE ETF				104,743
1,532,210	iShares Core MSCI Emerging Markets ETF			78,326
258,500 iShares Edge MSCI Min Vol EAFE ETF				18,317
260,200	iShares Edge MSCI Min Vol Emerging Markets ETF			15,287
1,883,000	iShares MSCI Canada ETF			52,441
617,520	iShares MSCI United Kingdom ETF(n)			20,113
2,076,900	Schwab Fundamental Emerging Markets Large Company Index ETF			58,195
2,993,200	Schwab Fundamental International Large Company Index ETF			82,433
593,600	Schwab Fundamental International Small Company Index ETF			18,526
107,983	SPDR S&P Emerging Markets SmallCap ETF			4,746
68,000	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)			3,050
246,870	Vanguard FTSE All-World ex-US ETF			12,301
4,166,000	Vanguard FTSE Developed Markets ETF			169,973
224,000	Vanguard FTSE Emerging Markets ETF			9,323
1,639,400	Vanguard FTSE Europe ETF			87,724
202,622	WisdomTree Emerging Markets SmallCap Dividend Fund			9,396
	Total Exchange-Traded Funds (cost: $736,095)			795,607

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

PREFERRED STOCKS (0.2%)

Financial (0.2%)

Insurance (0.2%)

309,253 Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%)(b)
(cost: $7,389)	$7,151
Total International Equity Securities (cost: $753,277)	812,936

U.S. EQUITY SECURITIES (23.4%)

COMMON STOCKS (20.5%)

Basic Materials (0.3%)

Chemicals (0.3%)

12,670	AdvanSix, Inc.(r)	415
24,260	Celanese Corp.	2,482
26,830	Eastman Chemical Co.	2,219
23,170	LyondellBasell Industries N.V. "A"	1,981
26,700	Rayonier Advanced Materials, Inc.	376
		7,473

Forest Products & Paper (0.0%)

34,130	Resolute Forest Products, Inc.	278
10,570	Schweitzer-Mauduit International, Inc.	408
		686
	Total Basic Materials	8,159

Communications (2.1%)

Advertising (0.2%)

102,100	Interpublic Group of Companies, Inc.	2,351
54,610	Omnicom Group, Inc.	4,134
		6,485

Internet (0.2%)

13,810	CDW Corp.	1,297
9,840	F5 Networks, Inc.(r)	1,655
2,130	Stamps.com, Inc.(r)	200
43,020	TripAdvisor, Inc.(r)	2,287
		5,439

Media (1.1%)

113,720	CBS Corp. "B"	5,710
109,340	Comcast Corp. "A"	4,228
98,000	DISH Network Corp. "A"(r)	3,186
62,010	Entravision Communications Corp. "A"	245
4,720	Nexstar Media Group, Inc. "A"	461
266,390	Sirius XM Holdings, Inc.	1,580
32,570	TEGNA, Inc.	429
57,180	Twenty-First Century Fox, Inc. "A"(r)	2,884
152,560	Viacom, Inc. "B"	4,458
61,250	Walt Disney Co.	6,911
		30,092

Telecommunications (0.6%)

99,660	AT&T, Inc.	3,101
11,200	Ciena Corp.(r)	478
3,460	InterDigital, Inc.	241
130,670	Juniper Networks, Inc.	3,539
3,250	Shenandoah Telecommunications Co.	144
37,150	T-Mobile US, Inc.(r)	2,683
114,310	Verizon Communications, Inc.	6,507

7| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

10,060	Vonage Holdings Corp.(r)	$103
		16,796
	Total Communications	58,812

Consumer, Cyclical (2.8%)

Airlines (0.2%)

46,250	Delta Air Lines, Inc.	2,293
33,320	Southwest Airlines Co.	1,867
21,020	United Continental Holdings, Inc.(r)	1,846
		6,006

Apparel (0.1%)

39,590 NIKE, Inc."B"	3,394

Auto Manufacturers (0.2%)

194,870	Ford Motor Co.	1,709
50,820	General Motors Co.	2,006
35,180	PACCAR, Inc.	2,385
18,700	Wabash National Corp.	278
		6,378

Auto Parts & Equipment (0.3%)

8,970	Allison Transmission Holdings, Inc.	446
40,900	BorgWarner, Inc.	1,661
26,690	Dana, Inc.	527
89,910	Goodyear Tire & Rubber Co.	1,778
13,380	Lear Corp.	2,035
16,490	Meritor, Inc.(r)	367
6,610	Methode Electronics, Inc.	186
9,790	Tenneco, Inc. "A"	339
		7,339

Distribution/Wholesale (0.1%)

6,240	WESCO International, Inc.(r)	340
4,910	WW Grainger, Inc.	1,496
		1,836

Entertainment (0.1%)

53,210	Live Nation Entertainment, Inc.(r)	3,009
11,480	Red Rock Resorts, Inc. "A"	323
		3,332

Home Builders (0.1%)

111,920	PulteGroup, Inc.	3,022
13,740	TRI Pointe Group, Inc.(r)	173
		3,195

Home Furnishings (0.1%)

7,360	Ethan Allen Interiors, Inc.	148
17,700	Whirlpool Corp.	2,505
		2,653

Leisure Time (0.2%)

3,850	Brunswick Corp.	203
36,610	Carnival Corp.	2,115
64,440	Harley-Davidson, Inc.	2,392
		4,710

Lodging (0.0%)

10,630 Boyd Gaming Corp.	316

Portfolio of Investments | 8

Market
Number	Value
of Shares Security	(000)

Office Furnishings (0.0%)

8,060	Herman Miller, Inc.	$296
12,470	Knoll, Inc.	264
20,590	Steelcase, Inc. "A"	360
		920

Retail (1.3%)

2,650	Asbury Automotive Group, Inc.(r)	190
32,280	Best Buy Co., Inc.	2,222
4,320	Big Lots, Inc.	136
18,710	Bloomin' Brands, Inc.	387
7,060	Buckle, Inc.(n)	135
2,460	Cracker Barrel Old Country Store, Inc.(n)	399
25,790	Del Taco Restaurants, Inc.(r)	267
6,140	Dick's Sporting Goods, Inc.	240
34,260	Dollar General Corp.	4,058
5,470	Foot Locker, Inc.	326
94,220	Gap, Inc.	2,393
4,050	Group 1 Automotive, Inc.	252
15,210	Hibbett Sports, Inc.(r)	282
22,020	Home Depot, Inc.	4,077
34,980	Kohl's Corp.	2,362
5,730	La-Z-Boy, Inc.	197
2,460	Lithia Motors, Inc. "A"	222
74,690	Macy's, Inc.	1,852
4,470	MSC Industrial Direct Co., Inc. "A"	377
3,050	Nu Skin Enterprises, Inc. "A"	183
6,180	O'Reilly Automotive, Inc.(r)	2,299
4,070	Penske Automotive Group, Inc.	181
147,920	Qurate Retail, Inc.(r)	2,664
28,040	Ross Stores, Inc.	2,659
8,400	Rush Enterprises, Inc. "A"	352
58,680	TJX Companies, Inc.	3,010
57,170	Walgreens Boots Alliance, Inc.	4,070
4,450	Williams-Sonoma, Inc.	259
		36,051

Textiles (0.1%)

17,110 Mohawk Industries, Inc.(r)	2,329
Total Consumer, Cyclical	78,459

Consumer, Non-cyclical (5.2%)

Agriculture (0.0%)

7,056 Covetrus, Inc.(r)	253

Beverages (0.2%)

96,760	Coca-Cola Co.	4,387
32,620	Molson Coors Brewing Co. "B"	2,012
		6,399

Biotechnology (1.0%)

31,540	Amgen, Inc.	5,995
15,200	Biogen, Inc.(r)	4,986
970	Bio-Rad Laboratories, Inc. "A"(r)	263
3,970	Cambrex Corp.(r)	164
33,100	Celgene Corp.(r)	2,751
4,220	Emergent BioSolutions, Inc.(r)	246
16,060	Exelixis, Inc.(r)	359
53,110	Gilead Sciences, Inc.	3,453
14,260	Halozyme Therapeutics, Inc.(r)	246
7,270	Illumina, Inc.(r)	2,274
6,130	Myriad Genetics, Inc.(r)	190
5,880	Regeneron Pharmaceuticals, Inc.(r)	2,533

9| USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)

3,710	REGENXBIO, Inc.(r)	$192
23,380	United Therapeutics Corp.(r)	2,953
		26,605

Commercial Services (0.7%)

5,750	AMN Healthcare Services, Inc.(r)	288
11,250	Automatic Data Processing, Inc.	1,722
6,490	Avis Budget Group, Inc.(r)	233
10,970	Booz Allen Hamilton Holding Corp.	580
23,010	Hackett Group, Inc.	374
18,960	Moody's Corp.	3,282
98,250	Nielsen Holdings plc	2,574
26,530	PayPal Holdings, Inc.(r)	2,602
12,400	Quad/Graphics, Inc.	181
16,440	S&P Global, Inc.	3,294
7,760	Sotheby's(r)	340
19,260	Total System Services, Inc.	1,818
16,400	United Rentals, Inc.(r)	2,207
		19,495

Cosmetics/Personal Care (0.3%)

14,650	Estee Lauder Companies, Inc. "A"	2,299
50,160	Procter & Gamble Co.	4,943
		7,242

Food (0.8%)

5,110	Cal-Maine Foods, Inc.	225
14,430	Flowers Foods, Inc.	295
33,510	Hershey Co.	3,709
57,020	Hormel Foods Corp.	2,473
20,580	Hostess Brands, Inc.(r)	250
13,730	Ingles Markets, Inc. "A"	427
21,340	Ingredion, Inc.	1,973
20,400	JM Smucker Co.	2,161
125,200	Kroger Co.	3,672
18,850	McCormick & Co., Inc.	2,563
2,530	Sanderson Farms, Inc.	292
35,770	Sysco Corp.	2,416
36,690	Tyson Foods, Inc. "A"	2,262
		22,718

Healthcare Products (0.5%)

82,700	Boston Scientific Corp.(r)	3,318
7,810	Bruker Corp.	298
7,390	Edwards Lifesciences Corp.(r)	1,251
17,640	Henry Schein, Inc.(r)	1,046
4,020	Hill-Rom Holdings, Inc.	426
3,150	Masimo Corp.(r)	414
19,350	Meridian Bioscience, Inc.	330
60,250	MiMedx Group, Inc.(n),(r)	181
13,200	Patterson Companies, Inc.	298
3,830	STERIS plc	463
12,210	Stryker Corp.	2,302
11,940	Thermo Fisher Scientific, Inc.	3,099
		13,426

Healthcare-Services (0.6%)

1,150	Chemed Corp.	379
53,760	DaVita, Inc.(r)	3,059
5,000	Encompass Health Corp.	316
12,300	HCA Healthcare, Inc.	1,710
16,240	Laboratory Corp. of America Holdings(r)	2,408
7,360	MEDNAX, Inc.(r)	242
24,210	Quest Diagnostics, Inc.	2,095

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

16,410	Select Medical Holdings Corp.(r)	$243
13,190	UnitedHealth Group, Inc.	3,195
24,360	Universal Health Services, Inc. "B"	3,382
1,610	WellCare Health Plans, Inc.(r)	408
		17,437

Household Products/Wares (0.1%)

23,850	ACCO Brands Corp.	222
40,220	Church & Dwight Co., Inc.	2,646
1,760	Helen of Troy Ltd.(r)	197
2,670	Spectrum Brands Holdings, Inc.	145
		3,210

Pharmaceuticals (1.0%)

27,370	AbbVie, Inc.	2,169
36,740	AmerisourceBergen Corp.	3,060
52,830	Cardinal Health, Inc.	2,871
13,230	Concert Pharmaceuticals, Inc.(r)	201
18,950	Corcept Therapeutics, Inc.(r)	236
39,620	CVS Health Corp.	2,291
2,850	Eagle Pharmaceuticals, Inc.(r)	143
16,420	Eli Lilly & Co.	2,074
2,600	Enanta Pharmaceuticals, Inc.(r)	267
36,310	Lannett Co., Inc.(n),(r)	342
19,950	McKesson Corp.	2,537
34,480	Merck & Co., Inc.	2,803
77,500	Mylan N.V.(r)	2,045
68,150	Pfizer, Inc.	2,954
4,630	Phibro Animal Health Corp. "A"	136
2,940	PRA Health Sciences, Inc.(r)	314
6,270	Prestige Consumer Healthcare, Inc.(r)	183
5,820	Supernus Pharmaceuticals, Inc.(r)	238
39,240	Zoetis, Inc.	3,697
		28,561
	Total Consumer, Non-cyclical	145,346

Energy (1.2%)

Coal (0.0%)

22,880 Warrior Met Coal, Inc.	670

Energy-Alternate Sources (0.0%)

11,830	Renewable Energy Group, Inc.(r)	314
6,170	SolarEdge Technologies, Inc.(r)	261
		575

Oil & Gas (1.0%)

127,640	Antero Resources Corp.(r)	1,105
84,820	ConocoPhillips	5,755
53,730	Devon Energy Corp.	1,586
67,410	Exxon Mobil Corp.	5,327
57,580	HollyFrontier Corp.	2,948
36,930	Laredo Petroleum, Inc.(r)	127
11,090	Mammoth Energy Services, Inc.	255
47,650	Marathon Petroleum Corp.	2,955
10,150	Matador Resources Co.(r)	189
15,440	Par Pacific Holdings, Inc.(r)	261
7,320	PBF Energy, Inc. "A"	227
39,960	Phillips 66	3,851
67,630	Southwestern Energy Co.(r)	286
52,150	SRC Energy, Inc.(r)	240
28,090	Valero Energy Corp.	2,291
		27,403

11 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Oil & Gas Services (0.0%)

17,590	ProPetro Holding Corp.(r)	$349
17,720	U.S. Silica Holdings, Inc.(n)	264
		613

Pipelines (0.2%)

25,740	Cheniere Energy, Inc.(r)	1,659
37,110	ONEOK, Inc.	2,385
72,030	Plains GP Holdings, LP "A"(r)	1,670
		5,714
	Total Energy	34,975

Financial (3.0%)

Banks (0.9%)

6,750	Bank of Hawaii Corp.	555
14,300	BankUnited, Inc.	522
37,380	BB&T Corp.	1,905
19,240	Cadence BanCorp	385
68,290	Citigroup, Inc.	4,369
29,160	Comerica, Inc.	2,540
5,500	Cullen/Frost Bankers, Inc.	570
141,220	Fifth Third Bancorp	3,895
12,770	Great Western Bancorp, Inc.	479
31,380	Hope Bancorp, Inc.	458
20,090	J.P. Morgan Chase & Co.	2,097
18,000	Meta Financial Group, Inc.	420
234,520	Regions Financial Corp.	3,846
56,090	U.S. Bancorp.	2,899
10,450	Western Alliance Bancorp(r)	484
		25,424

Diversified Financial Services (1.1%)

19,450	Alliance Data Systems Corp.	3,365
17,950	American Express Co.	1,934
15,300	Ameriprise Financial, Inc.	2,014
25,670	Capital One Financial Corp.	2,145
10,230	CME Group, Inc.	1,861
10,270	Encore Capital Group, Inc.(n),(r)	351
6,800	Federal Agricultural Mortgage Corp. "C"	557
72,460	Franklin Resources, Inc.	2,363
14,830	Mastercard, Inc. "A"	3,333
7,290	Nelnet, Inc. "A"	400
67,114	Synchrony Financial	2,189
22,280	T. Rowe Price Group, Inc.	2,238
18,710	Virtu Financial, Inc. "A"	470
27,690	Visa, Inc. "A"	4,101
20,770	Waddell & Reed Financial, Inc. "A"	384
137,610	Western Union Co.	2,459
3,530	World Acceptance Corp.(r)	434
		30,598

Insurance (0.9%)

53,260	Aflac, Inc.	2,617
10,790	American Equity Investment Life Holding Co.	342
16,880	Aon plc	2,895
33,540	Athene Holding Ltd. "A"(r)	1,494
35,800	Berkshire Hathaway, Inc. "B"(r)	7,207
8,430	Employers Holdings, Inc.	351
13,660	Essent Group Ltd.(r)	589
28,770	Marsh & McLennan Companies, Inc.	2,676
41,150	MetLife, Inc.	1,860
3,650	Primerica, Inc.	456

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

34,740	Principal Financial Group, Inc.	$1,829
40,610	Progressive Corp.	2,961
18,050	Prudential Financial, Inc.	1,730
8,250	Universal Insurance Holdings, Inc.	322
		27,329

REITS (0.1%)

16,100 Federal Realty Investment Trust	2,151
Total Financial	85,502

Industrial (1.6%)

Aerospace/Defense (0.3%)

7,720	Boeing Co.	3,397
36,500	Spirit AeroSystems Holdings, Inc. "A"	3,606
		7,003

Building Materials (0.1%)

7,160	Apogee Enterprises, Inc.	255
5,300	Masonite International Corp.(r)	294
22,950	NCI Building Systems, Inc.(r)	161
48,020	Owens Corning	2,398
5,580	Patrick Industries, Inc.(r)	252
		3,360

Electrical Components & Equipment (0.1%)

18,710	Acuity Brands, Inc.	2,435
6,930	Generac Holdings, Inc.(r)	357
		2,792

Electronics (0.2%)

13,230	Atkore International Group, Inc.(r)	306
11,020	Jabil, Inc.	313
3,340	Mettler-Toledo International, Inc.(r)	2,274
8,630	SMART Global Holdings, Inc.(r)	253
5,318	SYNNEX Corp.	522
3,300	Tech Data Corp.(r)	337
9,370	Waters Corp.(r)	2,269
		6,274

Hand/Machine Tools (0.1%)

4,740	Regal Beloit Corp.	397
9,510	Snap-on, Inc.	1,522
		1,919

Machinery-Diversified (0.1%)

16,030	Cummins, Inc.	2,470
16,430	Ichor Holdings Ltd.(n),(r)	345
		2,815

Metal Fabrication/Hardware (0.0%)

8,040 Timken Co.	349

Miscellaneous Manufacturers (0.4%)

19,290	3M Co.	4,001
4,450	Crane Co.	376
39,370	Eaton Corp. plc	3,140
7,180	Hillenbrand, Inc.	318
19,950	Illinois Tool Works, Inc.	2,874
2,960	Sturm Ruger & Co., Inc.	169
8,490	Trinseo S.A.	426
		11,304

13 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Packaging & Containers (0.0%)

11,000	Berry Global Group, Inc.(r)	$577
15,860	Silgan Holdings, Inc.	449
		1,026

Transportation (0.3%)

9,350	Air Transport Services Group, Inc.(r)	218
21,410	CH Robinson Worldwide, Inc.	1,935
18,190	FedEx Corp.	3,292
15,140	Union Pacific Corp.	2,539
5,690	Werner Enterprises, Inc.	196
		8,180

Trucking & Leasing (0.0%)

6,100 Greenbrier Companies, Inc.	252
Total Industrial	45,274

Technology (3.5%)

Computers (1.2%)

96,800	Apple, Inc.	16,761
2,660	CACI International, Inc. "A"(r)	485
222,300	Hewlett Packard Enterprise Co.	3,641
5,500	Insight Enterprises, Inc.(r)	307
25,410	International Business Machines Corp.	3,510
7,700	MAXIMUS, Inc.	544
10,710	NCR Corp.(r)	300
26,390	NetApp, Inc.	1,721
5,560	Science Applications International Corp.	415
88,980	Seagate Technology plc	4,143
61,020	Western Digital Corp.	3,069
		34,896

Office/Business Equipment (0.1%)

35,540	Pitney Bowes, Inc.	256
81,080	Xerox Corp.	2,505
		2,761

Semiconductors (0.9%)

39,980	Applied Materials, Inc.	1,533
6,990	Cirrus Logic, Inc.(r)	281
85,600	Intel Corp.	4,534
13,340	Lam Research Corp.	2,349
105,460	Micron Technology, Inc.(r)	4,311
14,360	NVIDIA Corp.	2,215
108,710	ON Semiconductor Corp.(r)	2,335
20,050	Skyworks Solutions, Inc.	1,637
18,030	Texas Instruments, Inc.	1,907
29,040	Ultra Clean Holdings, Inc.(r)	309
26,310	Xilinx, Inc.	3,297
		24,708

Software (1.3%)

7,900	Adobe, Inc.(r)	2,074
9,440	ANSYS, Inc.(r)	1,673
16,860	Broadridge Financial Solutions, Inc.	1,707
38,950	Citrix Systems, Inc.	4,109
11,970	CSG Systems International, Inc.	497
24,790	Electronic Arts, Inc.(r)	2,375
8,750	Fidelity National Information Services, Inc.	946
18,340	Intuit, Inc.	4,533
6,020	j2 Global, Inc.	512
9,130	Manhattan Associates, Inc.(r)	500

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

116,800	Microsoft Corp.	$13,085
11,720	MSCI, Inc.	2,165
18,070	salesforce.com, Inc.(r)	2,957
		37,133
	Total Technology	99,498

Utilities (0.8%)

Electric (0.6%)

49,920	Consolidated Edison, Inc.	4,116
72,000	Exelon Corp.	3,498
4,680	IDACORP, Inc.	461
17,800	NextEra Energy, Inc.	3,341
65,550	PPL Corp.	2,109
76,060	Southern Co.	3,779
45,740	Spark Energy, Inc. "A"(n)	457
		17,761

Gas (0.2%)

9,640	New Jersey Resources Corp.	467
5,490	Southwest Gas Holdings, Inc.	450
57,510	UGI Corp.	3,157
		4,074
	Total Utilities	21,835
	Total Common Stocks (cost: $554,446)	577,860

EXCHANGE-TRADED FUNDS (2.2%)

50,000	Invesco S&P MidCap Low Volatility ETF(n)	2,473
138,000	iShares Core S&P 500 ETF	38,684
14,000	Vanguard Mid-Cap ETF	2,228
5,420	Vanguard Small-Cap Value ETF	715
128,770	Vanguard Total Stock Market ETF	18,473
	Total Exchange-Traded Funds (cost: $59,878)	62,573

PREFERRED STOCKS (0.7%)

Communications (0.2%)

Telecommunications (0.2%)

220,000 Qwest Corp., 6.50%(k)	5,017

Consumer, Non-cyclical (0.2%)

Agriculture (0.0%)

30,000 CHS, Inc., cumulative redeemable "B", 7.88%(k)	826

Food (0.2%)

45,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(k)	4,489
Total Consumer, Non-cyclical	5,315

Energy (0.2%)

Oil & Gas (0.2%)

11,400 Chesapeake Energy Corp., 5.75%(a),(k)	6,471

Financial (0.1%)

Banks (0.0%)

500 M&T Bank Corp., cumulative redeemable, 6.38%(k)	503

15 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Insurance (0.1%)

3,500 American Overseas Group Ltd., non-cumulative, 6.17%, (3 mo. LIBOR + 3.56%)(b),(f),(g),(h)	$875
Total Financial	1,378
Total Preferred Stocks (cost: $22,261)	18,181
Total U.S. Equity Securities (cost: $636,585)	658,614

GLOBAL REAL ESTATE EQUITY SECURITIES (3.0%)

COMMON STOCKS (0.8%)

Financial (0.8%)

Diversified Financial Services (0.0%)

21,870 Altisource Portfolio Solutions S.A.(n),(r)	548

Real Estate (0.2%)

12,720	HFF, Inc. "A"	575
15,870	Jones Lang LaSalle, Inc.	2,620
27,250	Realogy Holdings Corp.(n)	371
6,560	RMR Group, Inc. "A"	469
		4,035

REITS (0.6%)

17,430	American Tower Corp.	3,070
293,440	Annaly Capital Management, Inc.	2,973
23,250	CoreCivic, Inc.	492
23,160	GEO Group, Inc.	526
130,080	Host Hotels & Resorts, Inc.	2,551
132,450	Kimco Realty Corp.	2,330
24,786	Ladder Capital Corp.	455
8,370	Lamar Advertising Co. "A"	649
12,480	LTC Properties, Inc.	554
13,344	PotlatchDeltic Corp.	480
23,550	Tanger Factory Outlet Centers, Inc.	509
43,070	Ventas, Inc.	2,703
72,460	Washington Prime Group, Inc.(n)	419
		17,711
	Total Financial	22,294
	Total Common Stocks (cost: $22,443)	22,294

EXCHANGE-TRADED FUNDS (2.2%)

754,940 Vanguard Real Estate ETF (cost: $61,325)	63,408
Total Global Real Estate Equity Securities (cost: $83,768)	85,702

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.6%) COMMON STOCKS (0.1%)

Basic Materials (0.1%)

Iron/Steel (0.1%)

24,480	Nucor Corp.	1,483
45,140	Steel Dynamics, Inc.	1,685
		3,168

Mining (0.0%)

216,393 Hycroft Mining Corp.(f),(g),(h),(r)	4
Total Basic Materials	3,172
Total Common Stocks (cost: $11,758)	3,172

EXCHANGE-TRADED FUNDS (1.5%)

10,000	First Trust Global Tactical Commodity Strategy Fund	188
256,100	Invesco DB Commodity Index Tracking Fund(n)	4,087

Portfolio of Investments | 16

				Market
Number				Value
of Shares	Security			(000)

220,000	United States Commodity Index Fund(r)			$8,624
1,147,820	VanEck Vectors Gold Miners ETF			25,528
101,000	VanEck Vectors Junior Gold Miners ETF			3,273
	Total Exchange-Traded Funds (cost: $43,320)			41,700
	Total Precious Metals and Commodity-Related
	Securities (cost: $55,078)			44,872

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.3%)
	COMMERCIAL PAPER (0.8%)
$934	Centerpoint Energy, Inc. (a)	2.71%	3/11/2019	933
4,107	Constellation Brands, Inc. (a)	2.82	3/15/2019	4,103
6,505	CSLB Holdings, Inc. (a)	2.75	3/01/2019	6,505
2,773	Kentucky Utilities (a)	2.65	3/04/2019	2,772
1,771	ONEOK, Inc. (a)	2.85	3/04/2019	1,771
5,457	ONEOK, Inc. (a)	2.97	3/07/2019	5,454
2,140	Spire, Inc. (a)	2.75	3/08/2019	2,139
	Total Commercial Paper (cost: $23,677)			23,677

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

14,169,455 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(k),(s)
(cost: $14,169)	14,169
Total Money Market Instruments (cost: $37,846)	37,846

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.7%)

68,076,853	Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(s)	68,077
92,004,689	HSBC U.S. Government Money Market Fund Class I, 2.37%(s)	92,005
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned
	(cost: $160,082)	160,082
	Total Investments (cost: $2,915,327)	$2,974,847

17 | USAA Cornerstone Moderately Aggressive Fund

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (1.4%)

LONG FUTURES

Equity Contracts

514 E Mini S&P 5003/15/2019 USD 66,738 $ 71,566 $ 4,828

Total Long Futures$ 71,566 $ 4,828

SHORT FUTURES

Equity Contracts

438 Swiss Market Future
Index	3/15/2019	CHF	(37,264)	$(40,906)	$(3,569)

Interest Rate Contracts

490 U.S. Treasury Bond	6/19/2019	USD (71,125)	$(70,789)	$336
Total Short Futures
			$(111,695)	$(3,233)
Total Futures
			$(40,129)	$1,595

Portfolio of Investments | 18

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$35,834	$—	$35,834
Bank Loans	—	3,711	—	3,711
Collateralized Mortgage Obligations	—	1,538	—	1,538
Commercial Mortgage Securities	—	18,617	—	18,617
Convertible Securities	—	5,315	33	5,348
Corporate Obligations	—	118,221	—	118,221
Eurodollar and Yankee Obligations	—	29,130	103	29,233
Fixed-Income Exchange-Traded Funds	315,363	—	—	315,363
Municipal Obligations	—	455	—	455
U.S. Government Agency Issues	—	242,437	—	242,437
U.S. Treasury Securities	396,890	7,148	—	404,038
International Equity Securities:
Common Stocks	10,178	—	—	10,178
Exchange-Traded Funds	795,607	—	—	795,607
Preferred Stocks	—	7,151	—	7,151
U.S. Equity Securities:
Common Stocks	577,860	—	—	577,860
Exchange-Traded Funds	62,573	—	—	62,573
Preferred Stocks	—	17,306	875	18,181
Global Real Estate Equity Securities:
Common Stocks	22,294	—	—	22,294
Exchange-Traded Funds	63,408	—	—	63,408
Precious Metals and Commodity-Related
Securities:
Common Stocks	3,168	—	4	3,172
Exchange-Traded Funds	41,700	—	—	41,700
Money Market Instruments:
Commercial Paper	—	23,677	—	23,677
Government & U.S. Treasury Money Market
Funds	14,169	—	—	14,169
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	160,082	—	—	160,082
Futures(1)	5,164	—	—	5,164
Total	$2,468,456	$510,540	$1,015	$2,980,011
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(3,569)	$—	$—	$(3,569)

Total	$(3,569)	$—	$—	$(3,569)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

19 | USAA Cornerstone Moderately Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

Notes to Portfolio of Investments | 20

official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

21 | USAA Cornerstone Moderately Aggressive Fund

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 22

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$158,047,000	$2,025,000	$160,082,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual

23 | USAA Cornerstone Moderately Aggressive Fund

counterparty to the transaction. The Fund's derivative agreements held at February 28, 2019, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,818,659,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 31.5% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Transactions with affiliated funds – The following table provides details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

USAA MSCI Emerging Markets Value
Momentum Blend Index ETF	$511	$—	$64	$—	$—	$(259)	$2,798	$3,050

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

Notes to Portfolio of Investments | 24

H.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

25 | USAA Cornerstone Moderately Aggressive Fund

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.

(c)Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at February 28, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

Notes to Portfolio of Investments | 26

(e)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(f)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,015,000, which represented less than 0.1% of the Fund's net assets.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security was classified as Level 3.

(i)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(j)All of the coupon is PIK.

(k)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2019.

(l)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(m)At February 28, 2019, the issuer was in default with respect to interest and/or principal payments.

(n)The security, or a portion thereof, was out on loan as of February 28, 2019.

27 | USAA Cornerstone Moderately Aggressive Fund

(o)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(p)Securities with a value of $9,729,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Investment in affiliated exchange-traded fund.

(r)Non-income-producing security.

(s)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND FEBRUARY 28, 2019

(Form N-Q)

97461 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

February 28, 2019 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (58.7%)

ASSET-BACKED SECURITIES (1.8%)

Asset Backed Securities (1.8%)

Automobile ABS (1.3%)

$143 Americredit Automobile Receivables Trust		3.15%	3/20/2023 $	144
480	Americredit Automobile Receivables Trust	3.50	1/18/2024	484
313	Avis Budget Rental Car Funding AESOP, LLC(a)	2.96	7/20/2020	312
194	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75	7/20/2020	194
608	Avis Budget Rental Car Funding AESOP, LLC(a)	2.50	2/20/2021	606
324	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	326
329	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	332
560	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	569
				2,967

Credit Card ABS (0.2%)

320 Synchrony Credit Card Master Note Trust	2.95	5/15/2024	317

Other ABS (0.2%)

240	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	239
90	NP SPE II, LLC(a)	3.37	10/21/2047	90
191	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	191
				520

Student Loan ABS (0.1%)

200	Navient Student Loan Trust (1 mo. LIBOR + 1.50%)	3.99(b)	8/25/2050	201
	Total Asset Backed Securities			4,005
	Total Asset-Backed Securities (cost: $3,971)			4,005
	BANK LOANS (0.2%)(c)
	Consumer, Cyclical (0.2%)
	Retail (0.2%)
589	Academy, Ltd. (1 mo. LIBOR + 4.00%) (cost: $479)	6.51	7/01/2022	412
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
	Mortgage Securities (0.3%)
	Whole Loan Collateral CMO (0.3%)
36	Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)	3.38(b)	9/20/2033	35
644	Structured Asset Mortgage Investments Trust (1 mo.
	LIBOR + 0.50%)	2.98(b)	7/19/2035	608
33	Wells Fargo Mortgage Backed Securities Trust	4.76(d)	4/25/2035	33
	Total Mortgage Securities			676

1| USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (0.9%)

Mortgage Securities (0.9%)

Commercial MBS (0.9%)

$163	Banc of America Commercial Mortgage Trust	5.66%(d)	7/10/2044 $	60
38	Banc of America Commercial Mortgage Trust	6.79(d)	2/10/2051	38
74	Bear Stearns Commercial Mortgage Securities
	Trust (a)	5.66(d)	9/11/2041	74
320	BT-h21 Mortgage-Backed Securities Trust (1 mo.
	LIBOR + 2.50%)(a)	5.01(b)	10/07/2021	321
4	Credit Suisse Commercial Mortgage Trust (1 mo.
	LIBOR + 0.19%)	2.68(b)	2/15/2040	4
3,195	CSAIL Commercial Mortgage Trust (e)	1.79(d)	1/15/2049	278
830	FREMF Mortgage Trust (a)	3.50(d)	8/25/2045	830
88	GE Capital Commercial Mortgage Corp.	5.61(d)	12/10/2049	81
4	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	4
136	J.P. Morgan Chase Commercial Mortgage Securities
	Trust	5.37	5/15/2047	136
2,687	UBS Commercial Mortgage Trust (a),(e)	2.07(d)	5/10/2045	139
	Total Mortgage Securities			1,965
	Total Commercial Mortgage Securities (cost: $2,072)			1,965

CONVERTIBLE SECURITIES (0.3%)

Basic Materials (0.3%)

Mining (0.3%)

726	Hycroft Mining Corp.(f),(g),(h),(i)	15.00(j)	10/22/2020	22
700	Pretium Resources, Inc.	2.25	3/15/2022	641
	Total Basic Materials			663
	Total Convertible Securities (cost: $1,385)			663

CORPORATE OBLIGATIONS (5.6%)

Communications (0.2%)

Telecommunications (0.2%)

500 Hughes Satellite Systems Corp.	6.50	6/15/2019	504

Consumer, Cyclical (0.7%)

Airlines (0.1%)

133 Continental Airlines, Inc. Pass-Through Trust "B"	6.25	10/11/2021	135

Auto Manufacturers (0.6%)

700	Harley-Davidson Financial Services, Inc. (a)	3.55	5/21/2021	696
700	Hyundai Capital America (a)	3.75	7/08/2021	700
				1,396
	Total Consumer, Cyclical			1,531

Consumer, Non-cyclical (0.2%)

Healthcare-Services (0.2%)

600 Community Health Systems, Inc.	6.88	2/01/2022	396

Energy (1.1%)

Pipelines (1.1%)

650	Enbridge Energy Partners, LP	7.38	10/15/2045	877
400	Energy Transfer Operating, LP (3 mo. LIBOR +
	3.02%)	5.75(b)	11/01/2066	322
700	EQM Midstream Partners, LP	4.75	7/15/2023	705
200	Martin Midstream Partners, LP / Martin Midstream
	Finance Corp.	7.25	2/15/2021	196

Portfolio of Investments | 2

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$200	Southern Union Co. (3 mo. LIBOR + 3.02%)	5.75%(b)	11/01/2066 $	158
	300	Tallgrass Energy Partners, LP / Tallgrass Energy
		Finance Corp. (a)	5.50	9/15/2024	308
		Total Energy			2,566

Financial (2.7%)

Banks (0.5%)

100	Compass Bank	3.88	4/10/2025	98
100	First Maryland Capital I (3 mo. LIBOR + 1.00%)	3.79(b)	1/15/2027	92
1,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	3.35(b)	5/15/2027	931
				1,121

Diversified Financial Services (0.4%)

1,000 Cullen/Frost Capital Trust II (3 mo. LIBOR + 1.55%)	4.18(b)	3/01/2034	864

Insurance (1.7%)

700	Allstate Corp. (3 mo. LIBOR + 2.94%)	5.75(k)	8/15/2053	708
332	AmTrust Financial Services, Inc.	6.13	8/15/2023	302
700	Athene Holding Ltd.	4.13	1/12/2028	655
550	HSB Group, Inc. (3 mo. LIBOR + 0.91%)	3.70(b)	7/15/2027	459
1,100	Nationwide Mutual Insurance Co. (3 mo. LIBOR +
	2.29%) (a)	5.08(b)	12/15/2024	1,100
600	Prudential Financial, Inc. (3 mo. LIBOR + 3.92%)	5.63(k)	6/15/2043	623
				3,847

Investment Companies (0.1%)

350 Ares Capital Corp.	3.63	1/19/2022	344
Total Financial			6,176

Industrial (0.5%)

Electrical Components & Equipment (0.1%)

100 Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	94

Miscellaneous Manufacturers (0.1%)

210 General Electric Co.	5.50	1/08/2020	214

Transportation (0.3%)

700 Ryder System, Inc.	3.50	6/01/2021	704
Total Industrial			1,012

Utilities (0.2%)

Electric (0.2%)

467 NextEra Energy Capital Holdings, Inc.	3.34	9/01/2020	469
Total Corporate Obligations (cost: $12,493)			12,654

EURODOLLAR AND YANKEE OBLIGATIONS (1.3%)

Basic Materials (0.2%)

Mining (0.2%)

300 Newcrest Finance Pty. Ltd. (a)	4.45	11/15/2021	304

Consumer, Cyclical (0.3%)

Auto Manufacturers (0.3%)

700 BMW U.S. Capital, LLC (a)	3.25	8/14/2020	704

Energy (0.7%)

Oil & Gas (0.6%)

700 Petrobras Global Finance B.V.	5.38	1/27/2021	722

3| USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$700 Petroleos Mexicanos	5.38%	3/13/2022 $	705
				1,427

Oil & Gas Services (0.1%)

23	Schahin II Finance Co. SPV Ltd. (a),(f),(h)	8.00	5/25/2020	21
912	Schahin II Finance Co. SPV Ltd. (a),(g),(l)	5.88	9/25/2023	100
				121
	Total Energy			1,548

Financial (0.1%)

Insurance (0.1%)

250 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR + 4.05%) (a)	7.25(k)	5/24/2041	261
Total Eurodollar and Yankee Obligations (cost: $3,450)			2,817

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (13.3%)

16,600	Invesco Fundamental High Yield Corporate Bond ETF			308
23,110	iShares 20+ Year Treasury Bond ETF			2,774
146,360	iShares iBoxx $ High Yield Corporate Bond ETF (m)			12,550
20,570	iShares iBoxx $ Investment Grade Corporate Bond ETF			2,387
44,030	SPDR Bloomberg Barclays High Yield Bond ETF (m)			1,571
63,300	Vanguard Mortgage-Backed Securities ETF			3,276
5,000	Vanguard Short-Term Bond ETF			395
15,040	Vanguard Short-Term Corporate Bond ETF			1,188
63,000	Vanguard Total Bond Market ETF			5,029
8,000	Xtrackers USD High Yield Corporate Bond ETF			395
	Total Fixed-Income Exchange-Traded Funds (cost: $29,676)			29,873

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. GOVERNMENT AGENCY ISSUES (13.1%)(n)
	Commercial MBS (1.4%)
$500	Fannie Mae (+)	2.15%	1/25/2023	489
1,100	Freddie Mac (+)	3.33(d)	5/25/2025	1,121
1,000	Freddie Mac (+)	3.51	4/25/2030	1,005
536	Freddie Mac (+)	3.70(d)	1/25/2033	550
				3,165
	FGLMC Collateral (11.7%)
1,506	Freddie Mac (+)	3.00	4/01/2046	1,476
3,566	Freddie Mac (+)	3.00	6/01/2046	3,495
1,631	Freddie Mac (+)	3.00	9/01/2046	1,598
821	Freddie Mac (+)	3.00	10/01/2046	805
1,663	Freddie Mac (+)	3.00	11/01/2046	1,629
3,858	Freddie Mac (+)	3.00	1/01/2047	3,780
2,596	Freddie Mac (+)	3.00	1/01/2047	2,544
4,691	Freddie Mac (+)	3.00	3/01/2047	4,597
4,513	Freddie Mac (+)	3.50	4/01/2046	4,537
1,901	Freddie Mac (+)	3.50	4/01/2048	1,905
				26,366
	Total U.S. Government Agency Issues (cost: $30,250)			29,531

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. TREASURY SECURITIES (21.9%)

Bonds (8.5%)

$4,000	U.S. Treasury Bond (STRIPS Principal) (Zero
	Coupon)	0.00%	8/15/2044 $	1,807
300	U.S. Treasury Bond	2.50	2/15/2045	269
2,285	U.S. Treasury Bond	3.00	11/15/2044	2,252
3,000	U.S. Treasury Bond	3.00	5/15/2045	2,958
1,000	U.S. Treasury Bond(o)	3.00	5/15/2047	984
1,000	U.S. Treasury Bond(o)	3.00	8/15/2048	983
8,700	U.S. Treasury Bond	3.13	8/15/2044	8,767
1,000	U.S. Treasury Bond(o)	3.38	11/15/2048	1,057
				19,077

Notes (13.4%)

7,600	U.S. Treasury Note(p)	1.13	2/28/2021	7,394
3,800	U.S. Treasury Note	1.63	4/30/2023	3,668
2,000	U.S. Treasury Note(o)	1.63	2/15/2026	1,874
618	U.S. Treasury Note	2.00	2/15/2023	606
800	U.S. Treasury Note	2.25	11/15/2024	787
6,200	U.S. Treasury Note	2.25	11/15/2025	6,063
1,000	U.S. Treasury Note(o)	2.25	2/15/2027	971
1,000	U.S. Treasury Note(o)	2.25	11/15/2027	966
1,500	U.S. Treasury Note	2.38	8/15/2024	1,487
2,000	U.S. Treasury Note(o)	2.38	5/15/2027	1,958
2,000	U.S. Treasury Note(o)	2.50	1/31/2021	1,999
1,500	U.S. Treasury Note	2.50	5/15/2024	1,497
1,000	U.S. Treasury Note(o)	2.75	2/15/2028	1,005
				30,275
	Total U.S. Treasury Securities (cost: $49,992)			49,352
	Total Bonds (cost: $134,480)			131,948

Number
of Shares

	INTERNATIONAL EQUITY SECURITIES (20.7%)
	COMMON STOCKS (0.2%)
	Basic Materials (0.0%)
	Chemicals (0.0%)
640	Linde plc			111
	Consumer, Cyclical (0.0%)
	Auto Parts & Equipment (0.0%)
1,130	Autoliv, Inc.			92
	Financial (0.1%)
	Insurance (0.1%)
780	Aon plc			134
	Industrial (0.1%)
	Electronics (0.1%)
1,890	TE Connectivity Ltd.			155
	Environmental Control (0.0%)
2,490	Pentair plc			106
	Total Industrial			261
	Total Common Stocks (cost: $578)			598

5| USAA Cornerstone Moderately Conservative Fund

Market
Number	Value
of Shares Security	(000)

EXCHANGE-TRADED FUNDS (20.2%)

31,400	Invesco FTSE RAFI Developed Markets ex-US ETF	$1,283
87,600	Invesco FTSE RAFI Emerging Markets ETF	1,875
70,935 iShares Core MSCI EAFE ETF		4,277
76,168	iShares Core MSCI Emerging Markets ETF	3,894
30,300 iShares Edge MSCI Min Vol EAFE ETF		2,147
19,800	iShares Edge MSCI Min Vol Emerging Markets ETF	1,163
148,000 iShares MSCI Canada ETF		4,122
44,000	iShares MSCI United Kingdom ETF(m)	1,433
151,700	Schwab Fundamental Emerging Markets Large Company Index ETF	4,251
216,800	Schwab Fundamental International Large Company Index ETF	5,971
50,100	Schwab Fundamental International Small Company Index ETF(m)	1,564
7,496	SPDR S&P Emerging Markets SmallCap ETF	329
9,770	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)	438
144,200	Vanguard FTSE Developed Markets ETF	5,883
121,100	Vanguard FTSE Europe ETF	6,480
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	244
	Total Exchange-Traded Funds (cost: $43,381)	45,354

PREFERRED STOCKS (0.3%)

Financial (0.3%)

Insurance (0.3%)

27,414 Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%)(b)
(cost: $690)	634
Total International Equity Securities (cost: $44,649)	46,586

U.S. EQUITY SECURITIES (15.3%)

COMMON STOCKS (10.6%)

Communications (1.2%)

Advertising (0.2%)

4,740	Interpublic Group of Companies, Inc.	109
2,530	Omnicom Group, Inc.	192
		301

Internet (0.1%)

640	CDW Corp.	60
460	F5 Networks, Inc.(r)	77
1,990	TripAdvisor, Inc.(r)	106
		243

Media (0.6%)

5,270	CBS Corp. "B"	265
5,070	Comcast Corp. "A"	196
4,540	DISH Network Corp. "A"(r)	148
12,600	Sirius XM Holdings, Inc.	75
2,650	Twenty-First Century Fox, Inc. "A"(r)	134
7,070	Viacom, Inc. "B"	206
2,840	Walt Disney Co.	320
		1,344

Telecommunications (0.3%)

4,620	AT&T, Inc.	144
6,090	Juniper Networks, Inc.	165
1,720	T-Mobile US, Inc.(r)	124
5,310	Verizon Communications, Inc.	302
		735
	Total Communications	2,623

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Consumer, Cyclical (1.4%)

Airlines (0.1%)

2,130	Delta Air Lines, Inc.	$106
1,540	Southwest Airlines Co.	86
970	United Continental Holdings, Inc.(r)	85
		277

Apparel (0.1%)

1,840 NIKE, Inc."B"	158

Auto Manufacturers (0.1%)

9,000	Ford Motor Co.	79
2,360	General Motors Co.	93
1,630	PACCAR, Inc.	111
		283

Auto Parts & Equipment (0.1%)

1,900	BorgWarner, Inc.	77
4,180	Goodyear Tire & Rubber Co.	83
620	Lear Corp.	94
		254

Distribution/Wholesale (0.0%)

220 WW Grainger, Inc.	67

Entertainment (0.1%)

2,460 Live Nation Entertainment, Inc.(r)	139

Home Builders (0.1%)

5,200 PulteGroup, Inc.	140

Home Furnishings (0.0%)

820 Whirlpool Corp.	116

Leisure Time (0.1%)

1,660	Carnival Corp.	96
2,990	Harley-Davidson, Inc.	111
		207

Retail (0.7%)

1,490	Best Buy Co., Inc.	103
1,590	Dollar General Corp.	188
4,370	Gap, Inc.	111
1,020	Home Depot, Inc.	189
1,630	Kohl's Corp.	110
3,460	Macy's, Inc.	86
280	O'Reilly Automotive, Inc.(r)	104
6,990	Qurate Retail, Inc.(r)	126
1,300	Ross Stores, Inc.	123
2,720	TJX Companies, Inc.	139
2,640	Walgreens Boots Alliance, Inc.	188
		1,467

Textiles (0.0%)

790 Mohawk Industries, Inc.(r)	108
Total Consumer, Cyclical	3,216

Consumer, Non-cyclical (2.7%)

Agriculture (0.0%)

328 Covetrus, Inc.(r)	12

7| USAA Cornerstone Moderately Conservative Fund

Market
Number	Value
of Shares Security	(000)

Beverages (0.1%)

4,480	Coca-Cola Co.	$203
1,550	Molson Coors Brewing Co. "B"	96
		299

Biotechnology (0.5%)

1,460	Amgen, Inc.	278
700	Biogen, Inc.(r)	230
1,540	Celgene Corp.(r)	128
2,480	Gilead Sciences, Inc.	161
340	Illumina, Inc.(r)	106
270	Regeneron Pharmaceuticals, Inc.(r)	116
1,090	United Therapeutics Corp.(r)	138
		1,157

Commercial Services (0.4%)

520	Automatic Data Processing, Inc.	79
870	Moody's Corp.	151
4,570	Nielsen Holdings plc	120
1,230	PayPal Holdings, Inc.(r)	121
750	S&P Global, Inc.	150
890	Total System Services, Inc.	84
780	United Rentals, Inc.(r)	105
		810

Cosmetics/Personal Care (0.2%)

690	Estee Lauder Companies, Inc. "A"	108
2,290	Procter & Gamble Co.	226
		334

Food (0.4%)

1,550	Hershey Co.	172
2,650	Hormel Foods Corp.	115
980	Ingredion, Inc.	91
910	JM Smucker Co.	96
5,810	Kroger Co.	170
880	McCormick & Co., Inc.	120
1,680	Sysco Corp.	113
1,770	Tyson Foods, Inc. "A"	109
		986

Healthcare Products (0.2%)

3,830	Boston Scientific Corp.(r)	154
350	Edwards Lifesciences Corp.(r)	59
820	Henry Schein, Inc.(r)	49
560	Stryker Corp.	105
550	Thermo Fisher Scientific, Inc.	143
		510

Healthcare-Services (0.3%)

2,490	DaVita, Inc.(r)	141
570	HCA Healthcare, Inc.	79
750	Laboratory Corp. of America Holdings(r)	111
1,130	Quest Diagnostics, Inc.	98
610	UnitedHealth Group, Inc.	148
1,130	Universal Health Services, Inc. "B"	157
		734

Household Products/Wares (0.1%)

1,860 Church & Dwight Co., Inc.	122

Portfolio of Investments | 8

Market
Number	Value
of Shares Security	(000)

Pharmaceuticals (0.5%)

1,260	AbbVie, Inc.	$100
1,680	AmerisourceBergen Corp.	140
2,470	Cardinal Health, Inc.	134
1,850	CVS Health Corp.	107
760	Eli Lilly & Co.	96
930	McKesson Corp.	118
1,610	Merck & Co., Inc.	131
3,610	Mylan N.V.(r)	95
3,160	Pfizer, Inc.	137
1,830	Zoetis, Inc.	173
		1,231
	Total Consumer, Non-cyclical	6,195

Energy (0.6%)

Oil & Gas (0.5%)

5,920	Antero Resources Corp.(r)	51
3,930	ConocoPhillips	267
2,490	Devon Energy Corp.	74
3,130	Exxon Mobil Corp.	247
2,680	HollyFrontier Corp.	137
2,210	Marathon Petroleum Corp.	137
1,850	Phillips 66	178
1,310	Valero Energy Corp.	107
		1,198

Pipelines (0.1%)

1,190	Cheniere Energy, Inc.(r)	77
1,720	ONEOK, Inc.	111
3,340	Plains GP Holdings, LP "A"(r)	77
		265
	Total Energy	1,463

Financial (1.5%)

Banks (0.4%)

1,730	BB&T Corp.	88
3,170	Citigroup, Inc.	203
1,350	Comerica, Inc.	117
6,560	Fifth Third Bancorp	181
940	J.P. Morgan Chase & Co.	98
10,910	Regions Financial Corp.	179
2,610	U.S. Bancorp.	135
		1,001

Diversified Financial Services (0.6%)

900	Alliance Data Systems Corp.	156
830	American Express Co.	89
710	Ameriprise Financial, Inc.	93
1,190	Capital One Financial Corp.	100
470	CME Group, Inc.	86
3,330	Franklin Resources, Inc.	109
700	Mastercard, Inc. "A"	157
3,127	Synchrony Financial	102
1,040	T. Rowe Price Group, Inc.	104
1,270	Visa, Inc. "A"	188
6,410	Western Union Co.	115
		1,299

Insurance (0.5%)

2,480	Aflac, Inc.	122
1,550	Athene Holding Ltd. "A"(r)	69

9| USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)

1,660	Berkshire Hathaway, Inc. "B"(r)	$334
1,330	Marsh & McLennan Companies, Inc.	124
1,910	MetLife, Inc.	86
1,610	Principal Financial Group, Inc.	85
1,900	Progressive Corp.	138
830	Prudential Financial, Inc.	80
		1,038
	Total Financial	3,338

Industrial (0.8%)

Aerospace/Defense (0.1%)

360	Boeing Co.	158
1,690	Spirit AeroSystems Holdings, Inc. "A"	167
		325

Building Materials (0.1%)

2,260 Owens Corning	113

Electrical Components & Equipment (0.1%)

870 Acuity Brands, Inc.	113

Electronics (0.1%)

160	Mettler-Toledo International, Inc.(r)	109
440	Waters Corp.(r)	107
		216

Hand/Machine Tools (0.0%)

440 Snap-on, Inc.	70

Machinery-Diversified (0.0%)

730 Cummins, Inc.	112

Miscellaneous Manufacturers (0.2%)

890	3M Co.	185
1,850	Eaton Corp. plc	148
920	Illinois Tool Works, Inc.	132
		465

Transportation (0.2%)

990	CH Robinson Worldwide, Inc.	90
840	FedEx Corp.	152
700	Union Pacific Corp.	117
		359
	Total Industrial	1,773

Technology (2.0%)

Computers (0.7%)

4,510	Apple, Inc.	781
10,250	Hewlett Packard Enterprise Co.	168
1,190	International Business Machines Corp.	164
1,240	NetApp, Inc.	81
4,170	Seagate Technology plc	194
2,810	Western Digital Corp.	141
		1,529

Office/Business Equipment (0.1%)

3,770 Xerox Corp.	116

Semiconductors (0.5%)

1,840	Applied Materials, Inc.	70
4,020	Intel Corp.	213

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

600	Lam Research Corp.	$106
4,860	Micron Technology, Inc.(r)	199
660	NVIDIA Corp.	102
5,060	ON Semiconductor Corp.(r)	109
930	Skyworks Solutions, Inc.	76
830	Texas Instruments, Inc.	88
1,210	Xilinx, Inc.	151
		1,114

Software (0.7%)

370	Adobe, Inc.(r)	97
440	ANSYS, Inc.(r)	78
780	Broadridge Financial Solutions, Inc.	79
1,820	Citrix Systems, Inc.	192
1,150	Electronic Arts, Inc.(r)	110
400	Fidelity National Information Services, Inc.	43
850	Intuit, Inc.	210
5,440	Microsoft Corp.	610
550	MSCI, Inc.	102
820	salesforce.com, Inc.(r)	134
		1,655
	Total Technology	4,414

Utilities (0.4%)

Electric (0.3%)

2,290	Consolidated Edison, Inc.	189
3,310	Exelon Corp.	161
820	NextEra Energy, Inc.	154
3,020	PPL Corp.	97
3,540	Southern Co.	176
		777

Gas (0.1%)

2,760 UGI Corp.	151
Total Utilities	928
Total Common Stocks (cost: $22,889)	23,950

EXCHANGE-TRADED FUNDS (3.1%)

17,200	iShares Core S&P 500 ETF	4,822
16,400	Vanguard Small-Cap Value ETF(m)	2,162
	Total Exchange-Traded Funds (cost: $6,352)	6,984

PREFERRED STOCKS (1.6%)

Communications (0.2%)

Telecommunications (0.2%)

20,000 Qwest Corp., 6.50%	456

Consumer, Non-cyclical (0.6%)

Agriculture (0.4%)

32,000 CHS, Inc., cumulative redeemable "B", 7.88%(s)	881

Food (0.2%)

5,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(s)	499
Total Consumer, Non-cyclical	1,380

Energy (0.3%)

Oil & Gas (0.3%)

1,220 Chesapeake Energy Corp., 5.75%(a),(s)	693

11 | USAA Cornerstone Moderately Conservative Fund

Market
Number	Value
of Shares Security	(000)

Financial (0.5%)

Banks (0.5%)

1,035 M&T Bank Corp., cumulative redeemable, 6.38%(s)	$1,041
Total Preferred Stocks (cost: $3,808)	3,570
Total U.S. Equity Securities (cost: $33,049)	34,504

GLOBAL REAL ESTATE EQUITY SECURITIES (2.0%)

COMMON STOCKS (0.4%)

Financial (0.4%)

Real Estate (0.1%)

730 Jones Lang LaSalle, Inc.	121

REITS (0.3%)

810	American Tower Corp.	142
13,700	Annaly Capital Management, Inc.	139
740	Federal Realty Investment Trust	99
6,070	Host Hotels & Resorts, Inc.	119
6,180	Kimco Realty Corp.	109
1,990	Ventas, Inc.	125
		733
	Total Financial	854
	Total Common Stocks (cost: $825)	854

EXCHANGE-TRADED FUNDS (1.6%)

43,140 Vanguard Real Estate ETF (cost: $3,499)	3,623
Total Global Real Estate Equity Securities (cost: $4,324)	4,477

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.1%) COMMON STOCKS (0.2%)

Basic Materials (0.2%)

Chemicals (0.1%)

1,040	Celanese Corp.	107
1,250	Eastman Chemical Co.	103
1,100	LyondellBasell Industries N.V. "A"	94
		304

Iron/Steel (0.1%)

1,120	Nucor Corp.	68
2,050	Steel Dynamics, Inc.	76
		144

Mining (0.0%)

24,262 Hycroft Mining Corp.(f),(g),(h),(r)	1
Total Basic Materials	449
Total Common Stocks (cost: $1,365)	449

EXCHANGE-TRADED FUNDS (0.9%)

6,700	First Trust Global Tactical Commodity Strategy Fund	126
22,900	Invesco DB Commodity Index Tracking Fund(m)	366
5,900	United States Commodity Index Fund(r)	231
41,550	VanEck Vectors Gold Miners ETF	924
8,800	VanEck Vectors Junior Gold Miners ETF	285
	Total Exchange-Traded Funds (cost: $2,102)	1,932
	Total Precious Metals and Commodity-Related
	Securities (cost: $3,467)	2,381

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (2.0%)

COMMERCIAL PAPER (0.8%)

$900	Barton Capital SA (a)	2.43%	3/04/2019	$900
900	LMA Americas, LLC (a)	2.47	3/08/2019	900
	Total Commercial Paper (cost: $1,799)			1,800

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)

2,640,343 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(t) (cost: $2,640)	2,640
Total Money Market Instruments (cost: $4,439)	4,440

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.9%)

10,231,518 Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(t)						10,232
5,201,315 HSBC U.S. Government Money Market Fund Class I, 2.37%(t)						5,201
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $15,433)					15,433
	Total Investments (cost: $239,841)					$239,769

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (1.7%)
	LONG FUTURES
	Equity Contracts
27	E Mini S&P 500	3/15/2019	USD	3,502	$3,760	$258
	Total Long Futures				$3,760	$258
	SHORT FUTURES
	Equity Contracts
7	Russell 2000 Mini	3/15/2019	USD	(496)	$(552)	$(56)
31	Swiss Market Future
	Index	3/15/2019	CHF	(2,637)	(2,895)	(253)

					$(3,447)	$(309)
	Interest Rate Contracts
29	U.S. Treasury Bond	6/19/2019	USD	(4,210)	$(4,190)	$20
	Total Short Futures
					$(7,637)	$(289)
	Total Futures
					$(3,877)	$(31)

13 | USAA Cornerstone Moderately Conservative Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$4,005	$—	$4,005
Bank Loans	—	412	—	412
Collateralized Mortgage Obligations	—	676	—	676
Commercial Mortgage Securities	—	1,965	—	1,965
Convertible Securities	—	641	22	663
Corporate Obligations	—	12,654	—	12,654
Eurodollar and Yankee Obligations	—	2,796	21	2,817
Fixed-Income Exchange-Traded Funds	29,873	—	—	29,873
U.S. Government Agency Issues	—	29,531	—	29,531
U.S. Treasury Securities	47,545	1,807	—	49,352
International Equity Securities:
Common Stocks	598	—	—	598
Exchange-Traded Funds	45,354	—	—	45,354
Preferred Stocks	—	634	—	634
U.S. Equity Securities:
Common Stocks	23,950	—	—	23,950
Exchange-Traded Funds	6,984	—	—	6,984
Preferred Stocks	—	3,570	—	3,570
Global Real Estate Equity Securities:
Common Stocks	854	—	—	854
Exchange-Traded Funds	3,623	—	—	3,623
Precious Metals and Commodity-Related
Securities:
Common Stocks	448	—	1	449
Exchange-Traded Funds	1,932	—	—	1,932
Money Market Instruments:
Commercial Paper	—	1,800	—	1,800
Government & U.S. Treasury Money Market
Funds	2,640	—	—	2,640
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	15,433	—	—	15,433
Futures	278	—	—	278
Total	$179,512	$60,491	$44	$240,047
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures	$(309)	$—	$—	$(309)

Total	$(309)	$—	$—	$(309)

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 14

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or

15 | USAA Cornerstone Moderately Conservative Fund

official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

Notes to Portfolio of Investments | 16

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and

17 | USAA Cornerstone Moderately Conservative Fund

105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$15,417,000	$371,000	$15,433,000

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2019, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 18

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $224,814,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.7% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

MSCI Emerging Markets Value Momentum
Blend Index ETF	$268	$—	$9	$—	$—	$(30)	$200	$438

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

H.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

19 | USAA Cornerstone Moderately Conservative Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Notes to Portfolio of Investments | 20

Zero Coupon Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.

(c)Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at February 28, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

(e)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(f)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $44,000, which represented less than 0.1% of the Fund's net assets.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security was classified as Level 3.

(i)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(j)All of the coupon is PIK.

21 | USAA Cornerstone Moderately Conservative Fund

(k)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(l)At February 28, 2019, the issuer was in default with respect to interest and/or principal payments.

(m)The security, or a portion thereof, was out on loan as of February 28, 2019.

(n)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(o)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2019.

(p)Securities with a value of $973,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Investment in affiliated exchange-traded fund.

(r)Non-income-producing security.

(s)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(t)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 22

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CORNERSTONE MODERATE FUND

FEBRUARY 28, 2019

(Form N-Q)

48471 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

February 28, 2019 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (49.8%)

ASSET-BACKED SECURITIES (1.6%)

Asset Backed Securities (1.6%)

Automobile ABS (1.2%)

$343	Americredit Automobile Receivables Trust	3.15%	3/20/2023 $	344
2,640	Americredit Automobile Receivables Trust	3.50	1/18/2024	2,663
1,417	Avis Budget Rental Car Funding AESOP, LLC(a)	2.96	7/20/2020	1,416
778	Avis Budget Rental Car Funding AESOP, LLC(a)	3.75	7/20/2020	778
2,704	Avis Budget Rental Car Funding AESOP, LLC(a)	2.50	2/20/2021	2,695
1,483	Credit Acceptance Auto Loan Trust(a)	4.29	11/15/2024	1,490
1,503	Credit Acceptance Auto Loan Trust(a)	3.55	8/15/2027	1,517
2,560	OSCAR U.S. Funding Trust IX, LLC(a)	3.63	9/10/2025	2,601
				13,504

Credit Card ABS (0.1%)

1,461 Synchrony Credit Card Master Note Trust	2.95	5/15/2024	1,447

Other ABS (0.2%)

1,320	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	1,318
413	NP SPE II, LLC(a)	3.37	10/21/2047	410
932	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	932
				2,660

Student Loan ABS (0.1%)

950	Navient Student Loan Trust (1 mo. LIBOR + 1.50%)	3.99(b)	8/25/2050	955
388	SLM Student Loan Trust (3 mo. LIBOR + 0.55%)	3.32(b)	10/25/2065	369
				1,324
	Total Asset Backed Securities			18,935
	Total Asset-Backed Securities (cost: $18,794)			18,935
	BANK LOANS (0.2%)(c)
	Consumer, Cyclical (0.2%)
	Retail (0.2%)
2,847	Academy, Ltd. (1 mo. LIBOR + 4.00%)
	(cost: $2,307)	6.51	7/01/2022	1,993
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
	Mortgage Securities (0.2%)
	Whole Loan Collateral CMO (0.2%)
181	Sequoia Mortgage Trust (1 mo. LIBOR + 0.90%)	3.38(b)	9/20/2033	177
1,866	Structured Asset Mortgage Investments Trust (1 mo.
	LIBOR + 0.50%)	2.98(b)	7/19/2035	1,763
196	Wells Fargo Mortgage Backed Securities Trust	4.76(d)	4/25/2035	193
	Total Mortgage Securities			2,133
	Total Collateralized Mortgage Obligations (cost: $2,237)			2,133

1| USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (0.8%)

Mortgage Securities (0.8%)

Commercial MBS (0.8%)

$1,323	Banc of America Commercial Mortgage Trust	5.66%(d)	7/10/2044 $	484
191	Banc of America Commercial Mortgage Trust	6.79(d)	2/10/2051	192
248	Bear Stearns Commercial Mortgage Securities
	Trust (a)	5.66(d)	9/11/2041	248
1,200	BT-h21 Mortgage-Backed Securities Trust (1 mo.
	LIBOR + 2.50%)(a)	5.01(b)	10/07/2021	1,202
38	Credit Suisse Commercial Mortgage Trust (1 mo.
	LIBOR + 0.19%)	2.68(b)	2/15/2040	37
15,138	CSAIL Commercial Mortgage Trust (e)	1.79(d)	1/15/2049	1,319
4,200	FREMF Mortgage Trust (a)	3.50(d)	8/25/2045	4,200
107	GE Capital Commercial Mortgage Corp.	5.61(d)	12/10/2049	99
19	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	19
500	GMAC Commercial Mortgage Securities, Inc.	4.98(d)	12/10/2041	500
339	J.P. Morgan Chase Commercial Mortgage Securities
	Trust	5.37	5/15/2047	341
12,498	UBS Commercial Mortgage Trust (a),(e)	2.07(d)	5/10/2045	646
	Total Mortgage Securities			9,287
	Total Commercial Mortgage Securities (cost: $9,970)			9,287

CONVERTIBLE SECURITIES (0.2%)

Basic Materials (0.2%)

Mining (0.2%)

381	Hycroft Mining Corp.(f),(g),(h),(i)	15.00(j)	10/22/2020	12
3,100	Pretium Resources, Inc.	2.25	3/15/2022	2,841
	Total Basic Materials			2,853
	Total Convertible Securities (cost: $3,357)			2,853

CORPORATE OBLIGATIONS (6.4%)

Communications (0.2%)

Telecommunications (0.2%)

2,250 Hughes Satellite Systems Corp. (k)	6.50	6/15/2019	2,268

Consumer, Cyclical (0.5%)

Auto Manufacturers (0.5%)

3,300	Harley-Davidson Financial Services, Inc. (a),(k)	3.55	5/21/2021	3,280
3,250	Hyundai Capital America (a),(k)	3.75	7/08/2021	3,249
	Total Consumer, Cyclical			6,529

Consumer, Non-cyclical (0.2%)

Healthcare-Services (0.2%)

3,000 Community Health Systems, Inc. (l)	6.88	2/01/2022	1,980

Energy (1.2%)

Pipelines (1.2%)

2,950	Enbridge Energy Partners, LP (k)	7.38	10/15/2045	3,979
1,900	Energy Transfer Operating, LP (3 mo. LIBOR +
	3.02%) (k)	5.75(b)	11/01/2066	1,530
2,500	Enterprise TE Partners, LP (3 mo. LIBOR +
	2.78%) (g)	5.40(b)	6/01/2067	2,308
3,300	EQM Midstream Partners, LP (k)	4.75	7/15/2023	3,326
800	Martin Midstream Partners, LP / Martin Midstream
	Finance Corp. (k)	7.25	2/15/2021	783
1,000	Southern Union Co. (3 mo. LIBOR + 3.02%) (k)	5.75(b)	11/01/2066	790

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

	$1,400 Tallgrass Energy Partners, LP / Tallgrass Energy
	Finance Corp. (a),(k)	5.50%	9/15/2024 $	1,437
	Total Energy			14,153

Financial (3.4%)

Banks (1.3%)

1,000	Allfirst Preferred Capital Trust (3 mo. LIBOR +
	1.50%) (g)	4.29(b)	7/15/2029	911
2,000	Compass Bank (k)	3.88	4/10/2025	1,948
2,850	First Maryland Capital I (3 mo. LIBOR + 1.00%) (k)	3.79(b)	1/15/2027	2,632
2,000	Huntington Capital (3 mo. LIBOR + 0.63%) (k)	3.41(b)	6/15/2028	1,787
2,000	Manufacturers & Traders Trust Co. (3 mo. LIBOR +
	0.64%) (k)	3.27(b)	12/01/2021	1,990
6,000	SunTrust Capital I (3 mo. LIBOR + 0.67%) (k)	3.35(b)	5/15/2027	5,586
				14,854

Diversified Financial Services (0.3%)

4,000 Cullen/Frost Capital Trust II (3 mo. LIBOR +
1.55%) (k)	4.18(b)	3/01/2034	3,456

Insurance (1.6%)

3,200	Allstate Corp. (3 mo. LIBOR + 2.94%) (k)	5.75(m)	8/15/2053	3,237
1,921	AmTrust Financial Services, Inc. (k)	6.13	8/15/2023	1,750
3,200	Athene Holding Ltd. (k)	4.13	1/12/2028	2,992
2,575	HSB Group, Inc. (3 mo. LIBOR + 0.91%) (k)	3.70(b)	7/15/2027	2,150
5,670	Nationwide Mutual Insurance Co. (3 mo. LIBOR +
	2.29%) (a),(k)	5.08(b)	12/15/2024	5,667
2,800	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%) (k),(m)	5.63	6/15/2043	2,909
				18,705

Investment Companies (0.1%)

1,600 Ares Capital Corp. (k)	3.63	1/19/2022	1,574

REITS (0.1%)

1,000 Sabra Health Care, LP (k)	5.13	8/15/2026	951
Total Financial			39,540

Industrial (0.7%)

Electrical Components & Equipment (0.0%)

500 Artesyn Embedded Technologies, Inc. (a),(k)	9.75	10/15/2020	470

Miscellaneous Manufacturers (0.1%)

960 General Electric Co. (k)	5.50	1/08/2020	979

Transportation (0.6%)

3,000	BNSF Funding Trust I (3 mo. LIBOR + 2.35%) (k)	6.61(m)	12/15/2055	3,245
3,200	Ryder System, Inc. (k)	3.50	6/01/2021	3,215
				6,460
	Total Industrial			7,909

Utilities (0.2%)

Electric (0.2%)

2,133 NextEra Energy Capital Holdings, Inc. (k)	3.34	9/01/2020	2,144
Total Corporate Obligations (cost: $73,377)			74,523

3| USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

EURODOLLAR AND YANKEE OBLIGATIONS (1.4%)

Basic Materials (0.2%)

Mining (0.2%)

$ 2,285 Newcrest Finance Pty. Ltd. (a),(k)4.45% 11/15/2021 $ 2,317

Consumer, Cyclical (0.3%)

Auto Manufacturers (0.3%)

3,200 BMW U.S. Capital, LLC (a),(k)	3.25	8/14/2020	3,216

Energy (0.6%)

Oil & Gas (0.5%)

3,100	Petrobras Global Finance B.V. (k)	5.38	1/27/2021	3,198
3,100	Petroleos Mexicanos (k)	5.38	3/13/2022	3,122
				6,320

Oil & Gas Services (0.0%)

35	Schahin II Finance Co. SPV Ltd. (a),(f),(h)	8.00	5/25/2020	32
1,407	Schahin II Finance Co. SPV Ltd. (a),(g),(n)	5.88	9/25/2023	155
				187

Pipelines (0.1%)

600 Transcanada Trust (3 mo. LIBOR + 3.53%) (k)	5.63(m)	5/20/2075	580
Total Energy			7,087

Financial (0.3%)

Insurance (0.3%)

3,430 QBE Capital Funding III Ltd. (USD Swap
Semi-Annual 30/360 10 YR + 4.05%) (a),(k)	7.25(m)	5/24/2041	3,574
Total Eurodollar and Yankee Obligations (cost: $16,966)			16,194

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (9.7%)

44,400	Invesco Fundamental High Yield Corporate Bond ETF			824
609,610	iShares iBoxx $ High Yield Corporate Bond ETF (l)			52,274
293,140	SPDR Bloomberg Barclays High Yield Bond ETF (l)			10,462
340,800	Vanguard Mortgage-Backed Securities ETF			17,637
121,950	Vanguard Short-Term Corporate Bond ETF			9,635
274,800	Vanguard Total Bond Market ETF			21,935
	Total Fixed-Income Exchange-Traded Funds (cost: $112,309)			112,767

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. GOVERNMENT AGENCY ISSUES (11.5%)(o)
	Commercial MBS (2.0%)
$2,250	Fannie Mae (+)	2.15%	1/25/2023	2,202
8,300	Freddie Mac (+)	3.00	12/25/2025	8,282
5,200	Freddie Mac (+)	3.33(d)	5/25/2025	5,301
5,000	Freddie Mac (+)	3.51	4/25/2030	5,023
2,679	Freddie Mac (+)	3.70(d)	1/25/2033	2,748
				23,556

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

FGLMC Collateral (9.2%)

$7,303	Freddie Mac (+)	3.00%	4/01/2046 $	7,157
10,303	Freddie Mac (+)	3.00	6/01/2046	10,097
8,093	Freddie Mac (+)	3.00	8/01/2046	7,931
7,716	Freddie Mac (+)	3.00	1/01/2047	7,559
14,710	Freddie Mac (+)(k)	3.00	1/01/2047	14,415
15,784	Freddie Mac (+)	3.00	3/01/2047	15,466
20,408	Freddie Mac (+)	3.00	4/01/2047	19,991
9,172	Freddie Mac (+)(k)	3.00	8/01/2047	8,983
7,864	Freddie Mac (+)(k)	3.50	4/01/2046	7,905
7,602	Freddie Mac (+)(k)	3.50	4/01/2048	7,621
				107,125

FNMA Collateral (0.3%)

2,758 Fannie Mae (+)(k)	4.00	11/01/2045	2,824
Total U.S. Government Agency Issues (cost: $136,104)			133,505

U.S. TREASURY SECURITIES (17.8%)

Bonds (7.9%)

250	U.S. Treasury Bond (STRIPS Principal) (Zero
	Coupon)	0.00	8/15/2044	113
6,000	U.S. Treasury Bond	3.00	11/15/2044	5,913
38,200	U.S. Treasury Bond	3.00	5/15/2045	37,663
4,000	U.S. Treasury Bond	3.00	5/15/2047	3,938
44,100	U.S. Treasury Bond	3.13	8/15/2044	44,438
				92,065

Inflation-Indexed Notes (1.0%)

11,662 Inflation-Index Note	0.13	4/15/2021	11,512

Notes (8.9%)

28,500	U.S. Treasury Note(p)	1.13	2/28/2021	27,729
17,000	U.S. Treasury Note	1.63	4/30/2023	16,408
25,000	U.S. Treasury Note	1.63	2/15/2026	23,429
2,000	U.S. Treasury Note	2.25	11/15/2024	1,966
5,000	U.S. Treasury Note	2.25	11/15/2025	4,889
5,000	U.S. Treasury Note	2.25	2/15/2027	4,856
15,000	U.S. Treasury Note	2.25	11/15/2027	14,495
5,000	U.S. Treasury Note	2.50	1/31/2021	4,998
5,000	U.S. Treasury Note	2.75	2/15/2028	5,022
				103,792
	Total U.S. Treasury Securities (cost: $209,941)			207,369
	Total Bonds (cost: $585,362)			579,559

Number
of Shares

	INTERNATIONAL EQUITY SECURITIES (24.6%)
	COMMON STOCKS (0.2%)
	Consumer, Cyclical (0.1%)
	Auto Parts & Equipment (0.1%)
5,860	Autoliv, Inc.			480
	Industrial (0.1%)
	Electronics (0.1%)
9,810	TE Connectivity Ltd.			805

5| USAA Cornerstone Moderate Fund

Market
Number	Value
of Shares Security	(000)

Environmental Control (0.0%)

12,880 Pentair plc	$548
Total Industrial	1,353

Technology (0.0%)

Semiconductors (0.0%)

6,040 Kulicke & Soffa Industries, Inc.	141
Total Common Stocks (cost: $1,925)	1,974

EXCHANGE-TRADED FUNDS (24.1%)

224,400	Invesco FTSE RAFI Developed Markets ex-US ETF(l)	9,171
597,600	Invesco FTSE RAFI Emerging Markets ETF(l)	12,794
523,080 iShares Core MSCI EAFE ETF		31,536
360,660	iShares Core MSCI Emerging Markets ETF	18,437
274,500 iShares Edge MSCI Min Vol EAFE ETF		19,451
130,400	iShares Edge MSCI Min Vol Emerging Markets ETF	7,661
748,000 iShares MSCI Canada ETF(l)		20,832
258,080	iShares MSCI United Kingdom ETF(l)	8,406
856,200	Schwab Fundamental Emerging Markets Large Company Index ETF(l)	23,991
1,389,900	Schwab Fundamental International Large Company Index ETF	38,278
266,700	Schwab Fundamental International Small Company Index ETF	8,324
34,497	SPDR S&P Emerging Markets SmallCap ETF	1,516
51,500	USAA MSCI Emerging Markets Value Momentum Blend Index ETF(q)	2,310
19,630	Vanguard FTSE All-World ex-US ETF	978
1,007,000	Vanguard FTSE Developed Markets ETF	41,085
47,000	Vanguard FTSE Emerging Markets ETF	1,956
578,000	Vanguard FTSE Europe ETF	30,929
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund	2,773
	Total Exchange-Traded Funds (cost: $266,898)	280,428

PREFERRED STOCKS (0.3%)

Financial (0.3%)

Insurance (0.3%)

167,198 Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%)(b)
(cost: $4,062)	3,866
Total International Equity Securities (cost: $272,885)	286,268

U.S. EQUITY SECURITIES (17.2%)

COMMON STOCKS (13.3%)

Basic Materials (0.3%)

Chemicals (0.2%)

7,140	AdvanSix, Inc.(r)	234
5,790	Celanese Corp.	592
6,480	Eastman Chemical Co.	536
5,570	LyondellBasell Industries N.V. "A"	476
15,050	Rayonier Advanced Materials, Inc.	212
		2,050

Forest Products & Paper (0.0%)

19,240	Resolute Forest Products, Inc.	157
5,960	Schweitzer-Mauduit International, Inc.	230
		387

Iron/Steel (0.1%)

5,820	Nucor Corp.	353
10,610	Steel Dynamics, Inc.	396
		749
	Total Basic Materials	3,186

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Communications (1.3%)

Advertising (0.1%)

24,460	Interpublic Group of Companies, Inc.	$564
13,080	Omnicom Group, Inc.	990
		1,554

Internet (0.1%)

3,290	CDW Corp.	309
2,370	F5 Networks, Inc.(r)	398
1,200	Stamps.com, Inc.(r)	113
10,300	TripAdvisor, Inc.(r)	548
		1,368

Media (0.7%)

27,240	CBS Corp. "B"	1,368
26,180	Comcast Corp. "A"	1,012
23,470	DISH Network Corp. "A"(r)	763
34,970	Entravision Communications Corp. "A"	138
2,660	Nexstar Media Group, Inc. "A"	260
65,070	Sirius XM Holdings, Inc.	386
18,370	TEGNA, Inc.	242
13,690	Twenty-First Century Fox, Inc. "A"(r)	690
36,540	Viacom, Inc. "B"	1,068
14,670	Walt Disney Co.	1,655
		7,582

Telecommunications (0.4%)

23,870	AT&T, Inc.	743
6,320	Ciena Corp.(r)	270
1,950	InterDigital, Inc.	136
31,420	Juniper Networks, Inc.	851
1,830	Shenandoah Telecommunications Co.	81
8,890	T-Mobile US, Inc.(r)	642
27,380	Verizon Communications, Inc.	1,558
5,670	Vonage Holdings Corp.(r)	58
		4,339
	Total Communications	14,843

Consumer, Cyclical (1.9%)

Airlines (0.1%)

11,030	Delta Air Lines, Inc.	547
7,930	Southwest Airlines Co.	444
5,030	United Continental Holdings, Inc.(r)	442
		1,433

Apparel (0.1%)

9,480 NIKE, Inc."B"	813

Auto Manufacturers (0.1%)

46,500	Ford Motor Co.	408
12,170	General Motors Co.	480
8,370	PACCAR, Inc.	567
10,550	Wabash National Corp.	157
		1,612

Auto Parts & Equipment (0.2%)

5,060	Allison Transmission Holdings, Inc.	251
9,800	BorgWarner, Inc.	398
15,050	Dana, Inc.	297
21,540	Goodyear Tire & Rubber Co.	426
3,200	Lear Corp.	487

7| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

9,300	Meritor, Inc.(r)	$207
3,730	Methode Electronics, Inc.	105
5,520	Tenneco, Inc. "A"	191
		2,362

Distribution/Wholesale (0.0%)

3,520	WESCO International, Inc.(r)	192
1,160	WW Grainger, Inc.	353
		545

Entertainment (0.1%)

12,740	Live Nation Entertainment, Inc.(r)	721
6,470	Red Rock Resorts, Inc. "A"	182
		903

Home Builders (0.1%)

26,810	PulteGroup, Inc.	724
7,750	TRI Pointe Group, Inc.(r)	98
		822

Home Furnishings (0.1%)

4,160	Ethan Allen Interiors, Inc.	84
4,240	Whirlpool Corp.	600
		684

Leisure Time (0.1%)

2,170	Brunswick Corp.	114
8,580	Carnival Corp.	496
15,440	Harley-Davidson, Inc.	573
		1,183

Lodging (0.0%)

5,990 Boyd Gaming Corp.	178

Office Furnishings (0.0%)

4,550	Herman Miller, Inc.	167
7,030	Knoll, Inc.	149
11,610	Steelcase, Inc. "A"	203
		519

Retail (0.9%)

1,500	Asbury Automotive Group, Inc.(r)	108
7,720	Best Buy Co., Inc.	531
2,440	Big Lots, Inc.	77
10,560	Bloomin' Brands, Inc.	218
3,980	Buckle, Inc.(l)	76
1,390	Cracker Barrel Old Country Store, Inc.	225
14,550	Del Taco Restaurants, Inc.(r)	150
3,460	Dick's Sporting Goods, Inc.	135
8,200	Dollar General Corp.	971
3,090	Foot Locker, Inc.	184
22,550	Gap, Inc.	573
2,280	Group 1 Automotive, Inc.	142
8,580	Hibbett Sports, Inc.(r)	159
5,270	Home Depot, Inc.	976
8,380	Kohl's Corp.	566
3,230	La-Z-Boy, Inc.	111
1,380	Lithia Motors, Inc. "A"	125
17,880	Macy's, Inc.	443
2,520	MSC Industrial Direct Co., Inc. "A"	213
1,720	Nu Skin Enterprises, Inc. "A"	103
1,480	O'Reilly Automotive, Inc.(r)	551
2,290	Penske Automotive Group, Inc.	102

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

36,090	Qurate Retail, Inc.(r)	$650
6,730	Ross Stores, Inc.	638
4,740	Rush Enterprises, Inc. "A"	199
14,120	TJX Companies, Inc.	724
13,710	Walgreens Boots Alliance, Inc.	976
2,510	Williams-Sonoma, Inc.	146
		10,072

Textiles (0.1%)

4,100 Mohawk Industries, Inc.(r)	558
Total Consumer, Cyclical	21,684

Consumer, Non-cyclical (3.3%)

Agriculture (0.0%)

1,692 Covetrus, Inc.(r)	61

Beverages (0.1%)

23,200	Coca-Cola Co.	1,052
7,960	Molson Coors Brewing Co. "B"	491
		1,543

Biotechnology (0.6%)

7,540	Amgen, Inc.	1,433
3,650	Biogen, Inc.(r)	1,197
540	Bio-Rad Laboratories, Inc. "A"(r)	146
2,240	Cambrex Corp.(r)	93
7,950	Celgene Corp.(r)	661
2,380	Emergent BioSolutions, Inc.(r)	139
9,060	Exelixis, Inc.(r)	203
12,760	Gilead Sciences, Inc.	830
8,040	Halozyme Therapeutics, Inc.(r)	139
1,760	Illumina, Inc.(r)	550
3,460	Myriad Genetics, Inc.(r)	107
1,400	Regeneron Pharmaceuticals, Inc.(r)	603
2,090	REGENXBIO, Inc.(r)	108
5,610	United Therapeutics Corp.(r)	709
		6,918

Commercial Services (0.5%)

3,250	AMN Healthcare Services, Inc.(r)	163
2,700	Automatic Data Processing, Inc.	413
3,660	Avis Budget Group, Inc.(r)	131
6,190	Booz Allen Hamilton Holding Corp.	327
12,980	Hackett Group, Inc.	211
4,500	Moody's Corp.	779
23,630	Nielsen Holdings plc	619
6,380	PayPal Holdings, Inc.(r)	626
6,990	Quad/Graphics, Inc.	102
3,910	S&P Global, Inc.	783
4,370	Sotheby's(r)	192
4,630	Total System Services, Inc.	437
3,980	United Rentals, Inc.(r)	536
		5,319

Cosmetics/Personal Care (0.2%)

3,520	Estee Lauder Companies, Inc. "A"	552
11,860	Procter & Gamble Co.	1,169
		1,721

Food (0.5%)

2,880	Cal-Maine Foods, Inc.	127
8,140	Flowers Foods, Inc.	166
8,030	Hershey Co.	889

9| USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

13,690	Hormel Foods Corp.	$593
11,610	Hostess Brands, Inc.(r)	141
7,750	Ingles Markets, Inc. "A"	241
5,060	Ingredion, Inc.	468
4,680	JM Smucker Co.	496
30,050	Kroger Co.	881
4,530	McCormick & Co., Inc.	616
1,430	Sanderson Farms, Inc.	165
8,660	Sysco Corp.	585
9,110	Tyson Foods, Inc. "A"	562
		5,930

Healthcare Products (0.3%)

19,770	Boston Scientific Corp.(r)	793
4,410	Bruker Corp.	168
1,770	Edwards Lifesciences Corp.(r)	300
4,230	Henry Schein, Inc.(r)	251
2,270	Hill-Rom Holdings, Inc.	241
1,780	Masimo Corp.(r)	234
10,920	Meridian Bioscience, Inc.	186
33,980	MiMedx Group, Inc.(l),(r)	102
7,440	Patterson Companies, Inc.	168
2,160	STERIS plc	261
2,900	Stryker Corp.	547
2,850	Thermo Fisher Scientific, Inc.	740
		3,991

Healthcare-Services (0.4%)

650	Chemed Corp.	214
12,850	DaVita, Inc.(r)	731
2,820	Encompass Health Corp.	178
2,920	HCA Healthcare, Inc.	406
3,900	Laboratory Corp. of America Holdings(r)	578
4,150	MEDNAX, Inc.(r)	137
5,810	Quest Diagnostics, Inc.	503
9,260	Select Medical Holdings Corp.(r)	137
3,150	UnitedHealth Group, Inc.	763
5,850	Universal Health Services, Inc. "B"	812
910	WellCare Health Plans, Inc.(r)	231
		4,690

Household Products/Wares (0.1%)

13,460	ACCO Brands Corp.	125
9,650	Church & Dwight Co., Inc.	635
990	Helen of Troy Ltd.(r)	111
1,500	Spectrum Brands Holdings, Inc.	81
		952

Pharmaceuticals (0.6%)

6,540	AbbVie, Inc.	518
8,700	AmerisourceBergen Corp.	725
12,750	Cardinal Health, Inc.	693
7,470	Concert Pharmaceuticals, Inc.(r)	113
10,690	Corcept Therapeutics, Inc.(r)	133
9,510	CVS Health Corp.	550
1,610	Eagle Pharmaceuticals, Inc.(r)	81
3,940	Eli Lilly & Co.	498
1,460	Enanta Pharmaceuticals, Inc.(r)	150
20,480	Lannett Co., Inc.(l),(r)	193
4,790	McKesson Corp.	609
8,280	Merck & Co., Inc.	673
18,610	Mylan N.V.(r)	491
16,300	Pfizer, Inc.	707
2,610	Phibro Animal Health Corp. "A"	76

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

1,660	PRA Health Sciences, Inc.(r)	$178
3,540	Prestige Consumer Healthcare, Inc.(r)	103
3,290	Supernus Pharmaceuticals, Inc.(r)	134
9,490	Zoetis, Inc.	894
		7,519
	Total Consumer, Non-cyclical	38,644

Energy (0.8%)

Coal (0.1%)

12,910 Warrior Met Coal, Inc.	378

Energy-Alternate Sources (0.0%)

6,670	Renewable Energy Group, Inc.(r)	177
3,480	SolarEdge Technologies, Inc.(r)	147
		324

Oil & Gas (0.6%)

30,620	Antero Resources Corp.(r)	265
20,220	ConocoPhillips	1,372
12,890	Devon Energy Corp.	380
16,200	Exxon Mobil Corp.	1,280
13,820	HollyFrontier Corp.	708
20,830	Laredo Petroleum, Inc.(r)	72
6,250	Mammoth Energy Services, Inc.	144
11,370	Marathon Petroleum Corp.	705
5,720	Matador Resources Co.(r)	107
8,710	Par Pacific Holdings, Inc.(r)	147
4,130	PBF Energy, Inc. "A"	128
9,600	Phillips 66	925
38,140	Southwestern Energy Co.(r)	161
29,410	SRC Energy, Inc.(r)	135
6,740	Valero Energy Corp.	550
		7,079

Oil & Gas Services (0.0%)

9,920	ProPetro Holding Corp.(r)	197
9,990	U.S. Silica Holdings, Inc.(l)	149
		346

Pipelines (0.1%)

6,170	Cheniere Energy, Inc.(r)	397
8,900	ONEOK, Inc.	572
17,280	Plains GP Holdings, LP "A"(r)	401
		1,370
	Total Energy	9,497

Financial (1.9%)

Banks (0.6%)

3,800	Bank of Hawaii Corp.	312
8,060	BankUnited, Inc.	294
8,950	BB&T Corp.	456
10,850	Cadence BanCorp	217
16,350	Citigroup, Inc.	1,046
7,000	Comerica, Inc.	610
3,100	Cullen/Frost Bankers, Inc.	321
33,890	Fifth Third Bancorp	935
7,200	Great Western Bancorp, Inc.	270
17,700	Hope Bancorp, Inc.	258
4,810	J.P. Morgan Chase & Co.	502
10,140	Meta Financial Group, Inc.	237
56,320	Regions Financial Corp.	924
13,430	U.S. Bancorp.	694

11 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

5,890	Western Alliance Bancorp(r)	$273
		7,349

Diversified Financial Services (0.7%)

4,670	Alliance Data Systems Corp.	808
4,310	American Express Co.	464
3,660	Ameriprise Financial, Inc.	482
6,180	Capital One Financial Corp.	517
2,430	CME Group, Inc.	442
5,790	Encore Capital Group, Inc.(r)	198
3,830	Federal Agricultural Mortgage Corp. "C"	314
17,230	Franklin Resources, Inc.	562
3,570	Mastercard, Inc. "A"	802
4,110	Nelnet, Inc. "A"	225
16,152	Synchrony Financial	527
5,400	T. Rowe Price Group, Inc.	542
10,550	Virtu Financial, Inc. "A"	265
6,570	Visa, Inc. "A"	973
11,720	Waddell & Reed Financial, Inc. "A"	217
33,120	Western Union Co.	592
2,000	World Acceptance Corp.(r)	246
		8,176

Insurance (0.6%)

12,790	Aflac, Inc.	629
6,080	American Equity Investment Life Holding Co.	192
4,040	Aon plc	693
8,030	Athene Holding Ltd. "A"(r)	358
8,570	Berkshire Hathaway, Inc. "B"(r)	1,725
4,760	Employers Holdings, Inc.	198
7,700	Essent Group Ltd.(r)	332
6,880	Marsh & McLennan Companies, Inc.	640
9,850	MetLife, Inc.	445
2,060	Primerica, Inc.	258
8,340	Principal Financial Group, Inc.	439
9,780	Progressive Corp.	713
4,330	Prudential Financial, Inc.	415
4,660	Universal Insurance Holdings, Inc.	182
		7,219
	Total Financial	22,744

Industrial (1.1%)

Aerospace/Defense (0.1%)

1,820	Boeing Co.	801
8,780	Spirit AeroSystems Holdings, Inc. "A"	867
		1,668

Building Materials (0.1%)

4,030	Apogee Enterprises, Inc.	144
2,990	Masonite International Corp.(r)	166
12,940	NCI Building Systems, Inc.(r)	91
11,740	Owens Corning	586
3,150	Patrick Industries, Inc.(r)	142
		1,129

Electrical Components & Equipment (0.1%)

4,500	Acuity Brands, Inc.	585
3,910	Generac Holdings, Inc.(r)	202
		787

Electronics (0.2%)

7,460 Atkore International Group, Inc.(r)	172

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

6,210	Jabil, Inc.	$176
800	Mettler-Toledo International, Inc.(r)	545
4,860	SMART Global Holdings, Inc.(r)	142
3,001	SYNNEX Corp.	295
1,860	Tech Data Corp.(r)	190
2,240	Waters Corp.(r)	543
		2,063

Hand/Machine Tools (0.0%)

2,670	Regal Beloit Corp.	224
2,230	Snap-on, Inc.	357
		581

Machinery-Diversified (0.1%)

3,810	Cummins, Inc.	587
9,270	Ichor Holdings Ltd.(l),(r)	195
		782

Metal Fabrication/Hardware (0.0%)

4,540 Timken Co.	197

Miscellaneous Manufacturers (0.3%)

4,640	3M Co.	962
2,510	Crane Co.	212
9,620	Eaton Corp. plc	767
4,050	Hillenbrand, Inc.	179
4,800	Illinois Tool Works, Inc.	692
1,670	Sturm Ruger & Co., Inc.	95
4,790	Trinseo S.A.	241
		3,148

Packaging & Containers (0.0%)

6,200	Berry Global Group, Inc.(r)	325
8,940	Silgan Holdings, Inc.	253
		578

Transportation (0.2%)

5,270	Air Transport Services Group, Inc.(r)	123
5,140	CH Robinson Worldwide, Inc.	464
4,370	FedEx Corp.	791
3,620	Union Pacific Corp.	607
3,210	Werner Enterprises, Inc.	111
		2,096

Trucking & Leasing (0.0%)

3,440 Greenbrier Companies, Inc.	142
Total Industrial	13,171

Technology (2.2%)

Computers (0.8%)

23,280	Apple, Inc.	4,031
1,500	CACI International, Inc. "A"(r)	273
52,950	Hewlett Packard Enterprise Co.	867
3,100	Insight Enterprises, Inc.(r)	173
6,110	International Business Machines Corp.	844
4,340	MAXIMUS, Inc.	307
6,040	NCR Corp.(r)	169
6,360	NetApp, Inc.	415
3,140	Science Applications International Corp.	234
21,450	Seagate Technology plc	999
14,530	Western Digital Corp.	731
		9,043

13 | USAA Cornerstone Moderate Fund

Market
Number	Value
of Shares Security	(000)

Office/Business Equipment (0.1%)

20,050	Pitney Bowes, Inc.	$144
19,500	Xerox Corp.	603
		747

Semiconductors (0.5%)

9,520	Applied Materials, Inc.	365
3,940	Cirrus Logic, Inc.(r)	158
20,640	Intel Corp.	1,093
3,100	Lam Research Corp.	546
25,160	Micron Technology, Inc.(r)	1,029
3,450	NVIDIA Corp.	532
26,140	ON Semiconductor Corp.(r)	562
4,820	Skyworks Solutions, Inc.	394
4,290	Texas Instruments, Inc.	454
16,380	Ultra Clean Holdings, Inc.(r)	174
6,260	Xilinx, Inc.	784
		6,091

Software (0.8%)

1,910	Adobe, Inc.(r)	501
2,270	ANSYS, Inc.(r)	402
4,030	Broadridge Financial Solutions, Inc.	408
9,380	Citrix Systems, Inc.	990
6,750	CSG Systems International, Inc.	281
5,940	Electronic Arts, Inc.(r)	569
2,100	Fidelity National Information Services, Inc.	227
4,400	Intuit, Inc.	1,087
3,390	j2 Global, Inc.	288
5,150	Manhattan Associates, Inc.(r)	282
28,090	Microsoft Corp.	3,147
2,820	MSCI, Inc.	521
4,230	salesforce.com, Inc.(r)	692
		9,395
	Total Technology	25,276

Utilities (0.5%)

Electric (0.4%)

11,860	Consolidated Edison, Inc.	978
17,120	Exelon Corp.	832
2,640	IDACORP, Inc.	260
4,230	NextEra Energy, Inc.	794
15,600	PPL Corp.	502
18,250	Southern Co.	907
25,800	Spark Energy, Inc. "A"(l)	257
		4,530

Gas (0.1%)

5,430	New Jersey Resources Corp.	263
3,090	Southwest Gas Holdings, Inc.	253
14,210	UGI Corp.	780
		1,296
	Total Utilities	5,826
	Total Common Stocks (cost: $151,311)	154,871

EXCHANGE-TRADED FUNDS (2.7%)

106,600	iShares Core S&P 500 ETF	29,882
3,050	Vanguard Small-Cap Value ETF	402
10,230	Vanguard Total Stock Market ETF	1,468
	Total Exchange-Traded Funds (cost: $28,665)	31,752

Portfolio of Investments | 14

Market
Number	Value
of Shares Security	(000)

PREFERRED STOCKS (1.2%)

Communications (0.2%)

Telecommunications (0.2%)

112,000 Qwest Corp., 6.50%(k)$ 2,554

Consumer, Non-cyclical (0.6%)

Agriculture (0.4%)

161,682 CHS, Inc., cumulative redeemable "B", 7.88%(k),(s)	4,452

Food (0.2%)

28,000 Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(a),(k),(s)	2,793
Total Consumer, Non-cyclical	7,245

Energy (0.3%)

Oil & Gas (0.3%)

5,500 Chesapeake Energy Corp., 5.75%(a),(k),(s)	3,122

Financial (0.1%)

Insurance (0.1%)

1,500 American Overseas Group Ltd., non-cumulative, 6.17%, (3 mo. LIBOR + 3.56%)(b),(f),(g),(h)	375
Total Preferred Stocks (cost: $14,852)	13,296
Total U.S. Equity Securities (cost: $194,828)	199,919

FIXED INCOME (2.9%)

EXCHANGE-TRADED FUNDS (0.2%)

22,720 iShares Core U.S. Aggregate Bond ETF (cost: $2,404)	2,433

FIXED-INCOME EXCHANGE-TRADED FUNDS (2.7%)

113,690	iShares 20+ Year Treasury Bond ETF	13,645
107,240	iShares iBoxx $ Investment Grade Corporate Bond ETF	12,443
113,000	Xtrackers USD High Yield Corporate Bond ETF	5,583
	Total Fixed-Income Exchange-Traded Funds (cost: $31,216)	31,671
	Total Fixed Income (cost: $33,620)	34,104

GLOBAL REAL ESTATE EQUITY SECURITIES (2.7%)

COMMON STOCKS (0.7%)

Financial (0.7%)

Diversified Financial Services (0.1%)

12,330 Altisource Portfolio Solutions S.A.(l),(r)	309

Real Estate (0.1%)

7,170	HFF, Inc. "A"	324
3,810	Jones Lang LaSalle, Inc.	629
15,370	Realogy Holdings Corp.(l)	209
3,700	RMR Group, Inc. "A"	265
		1,427

REITS (0.5%)

4,160	American Tower Corp.	733
70,710	Annaly Capital Management, Inc.	716
13,110	CoreCivic, Inc.	278
3,850	Federal Realty Investment Trust	514
13,060	GEO Group, Inc.	297
31,300	Host Hotels & Resorts, Inc.	614
31,870	Kimco Realty Corp.	561
13,982	Ladder Capital Corp.	256

15 | USAA Cornerstone Moderate Fund

		Market
Number		Value
of Shares	Security	(000)

4,720	Lamar Advertising Co. "A"	$366
7,040	LTC Properties, Inc.	313
7,526	PotlatchDeltic Corp.	271
13,280	Tanger Factory Outlet Centers, Inc.	287
10,270	Ventas, Inc.	644
40,870	Washington Prime Group, Inc.	236
		6,086
	Total Financial	7,822
	Total Common Stocks (cost: $8,102)	7,822

EXCHANGE-TRADED FUNDS (2.0%)

276,290 Vanguard Real Estate ETF (cost: $22,461)	23,206
Total Global Real Estate Equity Securities (cost: $30,563)	31,028

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.0%) COMMON STOCKS (0.1%)

Basic Materials (0.1%)

Chemicals (0.1%)

3,110 Linde plc	539

Mining (0.0%)

110,164 Hycroft Mining Corp.(f),(g),(h),(r)	2
Total Basic Materials	541
Total Common Stocks (cost: $4,422)	541

EXCHANGE-TRADED FUNDS (0.9%)

39,300	First Trust Global Tactical Commodity Strategy Fund(l)			740
114,500	Invesco DB Commodity Index Tracking Fund(l)			1,827
19,300	United States Commodity Index Fund(r)			757
256,380	VanEck Vectors Gold Miners ETF			5,702
47,200	VanEck Vectors Junior Gold Miners ETF			1,530
	Total Exchange-Traded Funds (cost: $11,201)			10,556
	Total Precious Metals and Commodity-Related
	Securities (cost: $15,623)			11,097

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (1.6%)
	COMMERCIAL PAPER (1.2%)
$4,108	Alliant Energy Corp . (a)	2.62%	3/01/2019	4,108
2,500	CSLB Holdings Inc. (a)	2.72	3/06/2019	2,499
1,184	Enbridge (U.S.) Inc.	2.70	3/15/2019	1,183
2,500	Kentucky Utilities (a)	2.65	3/04/2019	2,499
1,608	ONEOK, Inc. (a)	2.85	3/04/2019	1,608
1,603	ONEOK, Inc. (a)	2.97	3/07/2019	1,602
	Total Commercial Paper (cost: $13,499)			13,499

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

5,008,126 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(t) (cost: $5,008)	5,008
Total Money Market Instruments (cost: $18,507)	18,507

Portfolio of Investments | 16

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.6%)

44,211,431 Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(t)						$44,212
8,943,244 HSBC U.S. Government Money Market Fund Class I, 2.37%(t)						8,943
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $53,155)					53,155
	Total Investments (cost: $1,204,543)					$1,213,637

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (0.1%)
	LONG FUTURES
	Equity Contracts
453	E Mini S&P 500	3/15/2019	USD	58,918	$63,074	$4,156
	Total Long Futures				$63,074	$4,156
	SHORT FUTURES
	Equity Contracts
77	Russell 2000 Mini	3/15/2019	USD	(5,452)	$(6,066)	$(614)
204	Swiss Market Future
	Index	3/15/2019	CHF	(17,356)	(19,052)	(1,662)

					$(25,118)	$(2,276)
	Interest Rate Contracts
257	U.S. Treasury Bond	6/19/2019	USD	(37,304)	$(37,128)	$176
	Total Short Futures
					$(62,246)	$(2,100)
	Total Futures				$828	$2,056

17 | USAA Cornerstone Moderate Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$18,935	$—	$18,935
Bank Loans	—	1,993	—	1,993
Collateralized Mortgage Obligations	—	2,133	—	2,133
Commercial Mortgage Securities	—	9,287	—	9,287
Convertible Securities	—	2,841	12	2,853
Corporate Obligations	—	74,523	—	74,523
Eurodollar and Yankee Obligations	—	16,162	32	16,194
Fixed-Income Exchange-Traded Funds	112,767	—	—	112,767
U.S. Government Agency Issues	—	133,505	—	133,505
U.S. Treasury Securities	207,256	113	—	207,369
International Equity Securities:
Common Stocks	1,974	—	—	1,974
Exchange-Traded Funds	280,428	—	—	280,428
Preferred Stocks	—	3,866	—	3,866
U.S. Equity Securities:
Common Stocks	154,871	—	—	154,871
Exchange-Traded Funds	31,752	—	—	31,752
Preferred Stocks	—	12,921	375	13,296
Fixed Income:
Exchange-Traded Funds	2,433	—	—	2,433
Fixed-Income Exchange-Traded Funds	31,671	—	—	31,671
Global Real Estate Equity Securities:
Common Stocks	7,822	—	—	7,822
Exchange-Traded Funds	23,206	—	—	23,206
Precious Metals and Commodity-Related
Securities:
Common Stocks	539	—	2	541
Exchange-Traded Funds	10,556	—	—	10,556
Money Market Instruments:
Commercial Paper	—	13,499	—	13,499
Government & U.S. Treasury Money Market
Funds	5,008	—	—	5,008
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	53,155	—	—	53,155
Futures(1)	4,332	—	—	4,332
Total	$927,770	$289,778	$421	$1,217,969
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(2,276)	$—	$—	$(2,276)

Total	$(2,276)	$—	$—	$(2,276)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is

19 | USAA Cornerstone Moderate Fund

used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options

Notes to Portfolio of Investments | 20

exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard

21 | USAA Cornerstone Moderate Fund

settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$53,093,000	$1,295,000	$53,155,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2019, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as

Notes to Portfolio of Investments | 22

unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,162,571,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 27.4% of net assets at February 28, 2019.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the USAA Funds for the nine-month period ended February 28, 2019:

Change
in net
				Realized	Capital	unrealized
($ in 000s)	Purchase	Sales	Dividend	Gain	Gain	appreciation/	Market Value
Affiliated USAA Fund	Cost	Proceeds	Income	(Loss)	Distributions	depreciation	5/31/18 2/28/19

MSCI Emerging Markets Value Momentum
Blend Index ETF	$570	$—	$48	$—	$—	$(234)	$1,974	$2,310

H.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

I.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

23 | USAA Cornerstone Moderate Fund

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Notes to Portfolio of Investments | 24

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.

(c)Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at February 28, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

(e)Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

25 | USAA Cornerstone Moderate Fund

(f)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $421,000, which represented less than 0.1% of the Fund's net assets.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security was classified as Level 3.

(i)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(j)All of the coupon is PIK.

(k)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2019.

(l)The security, or a portion thereof, was out on loan as of February 28, 2019.

(m)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(n)At February 28, 2019, the issuer was in default with respect to interest and/or principal payments.

(o)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(p)Securities with a value of $4,864,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)Investment in affiliated exchange-traded fund.

(r)Non-income-producing security.

(s)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(t)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA EMERGING MARKETS FUND

FEBRUARY 28, 2019

(Form N-Q)

48477-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.3%)

COMMON STOCKS (97.4%)

Basic Materials (2.7%)

Chemicals (0.2%)

10,241 LG Chem Ltd. Preference Shares$ 2,003

Forest Products & Paper (0.2%)

1,253,000 Nine Dragons Paper Holdings Ltd.	1,299

Iron/Steel (0.5%)

1,304,737	Eregli Demir ve Celik Fabrikalari T.A.S.	2,278
9,930	POSCO	2,322
		4,600

Mining (1.8%)

979,724	First Quantum Minerals Ltd.	11,235
1,261,300	Grupo Mexico S.A.B. de C.V. "B"	3,170
85,306	NAC Kazatomprom JSC GDR(a),(b)	1,260
		15,665
	Total Basic Materials	23,567

Communications (14.9%)

Internet (9.2%)

101,055	Alibaba Group Holding Ltd. ADR(b)	18,496
98,200	Autohome, Inc. ADR(b),(c)	9,236
113,661	Baidu, Inc. ADR(b)	18,474
25,820	Cafe24 Corp.(b)	2,711
92,783	Kginicis Co. Ltd.	1,192
14,567	NCSoft Corp.	5,971
318,200	Tencent Holdings Ltd.	13,612
324,000	Yandex N.V. "A"(b)	11,146
		80,838

Telecommunications (5.7%)

263,836	America Movil S.A.B. de C.V. ADR "L"	3,794
483,100	China Mobile Ltd.	5,083
184,665	China Mobile Ltd. ADR	9,730
187,359	Empresa Nacional de Telecomunicaciones S.A.	1,971
97,638	Hellenic Telecommunications Organization S.A.	1,238
978,287	Magyar Telekom Telecommunications plc	1,648
666,900	Mobile TeleSystems PJSC ADR	5,155
614,867	Mobile TeleSystems PJSC(a)	2,361
2,585,600	Oi S.A.(b)	1,232
119,780	PLDT, Inc. ADR	2,397
222,932	Sistema PJSCFC GDR(d)	665
580,726	Sterlite Technologies Ltd.	1,972
57,300	Telefonica Brasil S.A. Preference Shares	714
227,200	Telekomunikasi Indonesia (Persero) Tbk PT ADR	6,266

1| USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)

17,716,562	XL Axiata Tbk PT(b)	$3,023
653,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. "H"(c)	2,327
		49,576
	Total Communications	130,414

Consumer, Cyclical (4.9%)

Apparel (0.4%)

180,000	Eclat Textile Co. Ltd.(e)	2,050
396,000	Yue Yuen Industrial Holdings Ltd.	1,332
		3,382

Auto Manufacturers (0.6%)

2,712,000	Dongfeng Motor Group Co. Ltd. "H"	2,885
79,314	Kia Motors Corp.	2,577
		5,462

Auto Parts & Equipment (1.2%)

30,068	China Yuchai International Ltd.	578
51,563	Hyundai Mobis Co. Ltd.	10,109
		10,687

Entertainment (0.2%)

2,319,300 Major Cineplex Group PCL NVDR	2,043

Leisure Time (0.7%)

148,182 Bajaj Auto Ltd.	6,052

Lodging (0.7%)

1,872,900	Genting Berhad	3,394
2,014,000	NagaCorp Ltd.	2,848
		6,242

Retail (1.0%)

95,669	Bidvest Group Ltd.	1,412
1,052,500	Lifestyle International Holdings Ltd.	1,850
538,000	Luk Fook Holdings International Ltd.	1,806
4,755,000	Matahari Department Store Tbk PT	1,944
720,500	Shanghai Pharmaceuticals Holding Co. Ltd. "H"	1,619
		8,631

Textiles (0.1%)

1,769,000 Weiqiao Textile Co. "H"	719
Total Consumer, Cyclical	43,218

Consumer, Non-cyclical (8.9%)

Agriculture (1.1%)

330,266	Adecoagro S.A.(b)	2,348
78,194	KT&G Corp.	7,335
		9,683

Beverages (1.4%)

1,004,000	Ambev S.A. ADR	4,548
1,155	Lotte Chilsung Beverage Co. Ltd.	1,636
232,919	Radico Khaitan Ltd.	1,187
489,009	Wuliangye Yibin Co. Ltd. "A"	5,229
		12,600

Commercial Services (2.9%)

1,561,700	CCR S.A.	5,916
525,100	Cielo S.A.	1,520

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

1,545,165	Cielo S.A. ADR(c)	$4,605
403,400	Estacio Participacoes S.A.	2,959
2,064,603	ITE Group plc	1,854
558,900	Kroton Educacional S.A.	1,632
271,200	Localiza Rent a Car S.A.	2,495
150,314	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,479
684,281	Prosegur Cash S.A.(f)	1,607
14,962	S-1 Corp.	1,357
		25,424

Cosmetics/Personal Care (0.3%)

16,325 Cosmax, Inc.	2,126

Food (2.0%)

10,379	Binggrae Co. Ltd.	646
93,525	Cia Brasileira de Distribuicao Preference Shares	2,318
45,114	Dino Polska S.A.(b),(f)	1,276
3,554,000	First Pacific Co. Ltd.	1,440
1,074,836	Marfrig Global Foods S.A.(b)	1,574
821,132	Migros Ticaret A/S(b)	2,415
1,498,240	San Miguel Food and Beverage, Inc.	3,013
60,939	X5 Retail Group N.V. GDR	1,542
40,139	X5 Retail Group N.V. GDR	1,015
697,000	Yihai International Holding Ltd.(c)	2,202
		17,441

Healthcare-Services (0.3%)

2,806,500 Genertec Universal Medical Group Co. Ltd.	2,631

Household Products/Wares (0.5%)

2,755,900 Kimberly-Clark de Mexico S.A.B. de C.V. "A"	4,445

Pharmaceuticals (0.4%)

1,673,000	China Animal Healthcare Ltd.(a),(b),(d),(g)	55
412,833	Suven Life Sciences Ltd.	1,405
154,447	TCI Co. Ltd.(e)	2,361
		3,821
	Total Consumer, Non-cyclical	78,171

Diversified (0.8%)

Holding Companies-Diversified (0.8%)

412,080 KOC Holding A.S. ADR	7,257

Energy (7.3%)

Coal (0.9%)

3,157,000 China Shenhua Energy Co. Ltd. "H"	7,786

Oil & Gas (6.2%)

4,264,000	CNOOC Ltd.	7,355
884,417	Gazprom PJSC ADR	4,196
579,622	Gazprom PJSC ADR	2,736
69,954	Gazprom PJSC(a)	168
89,101	Geopark Ltd.(b)	1,710
108,360	LUKOIL PJSC ADR	9,053
834,600	Petrobras Distribuidora S.A.	5,433
200,000	Petroleo Brasileiro S.A. Preference Shares	1,441
654,607	Reliance Industries Ltd.	11,339
1,526,736	Vivo Energy plc	2,578
640,700	YPF S.A. ADR	9,059
		55,068

3| USAA Emerging Markets Fund

Market
Number	Value
of Shares Security	(000)

Pipelines (0.2%)

1,447,500 China Tian Lun Gas Holdings Ltd.	$1,678
Total Energy	64,532

Financial (26.2%)

Banks (19.6%)

115,032	Absa Group Ltd.	1,474
1,077,837	Akbank T.A.S.	1,387
377,377	Axis Bank Ltd. GDR(b)	18,756
851,860	Banco Bradesco S.A. ADR	9,779
435,118	Banco del Bajio S.A.	844
865,995	Banco do Brasil S.A.	11,666
266,976	Bancolombia S.A. ADR	12,906
220,400	Bangkok Bank PCL NVDR	1,462
16,971,390	Bank Mandiri (Persero) Tbk PT	8,596
54,098,600	Bank Rakyat Indonesia (Persero) Tbk PT	14,806
11,416,200	Bank Tabungan Pensiunan Nasional Syariah Tbk PT(b)	1,664
1,894,592	BRAC Bank Ltd.(b),(e)	1,825
19,285,000	China Construction Bank Corp. "H"	17,148
1,288,981	Commercial International Bank Egypt SAE GDR	5,137
46,393	Erste Group Bank AG	1,755
247,218	Grupo Aval Acciones y Valores S.A. ADR	1,911
1,817,902	Grupo Aval Acciones y Valores S.A. Preference Shares	693
1,604,820	ICICI Bank Ltd. ADR	15,823
212,799	Nova Ljubljanska Banka dd GDR(a),(b),(f)	2,980
13,322	Nova Ljubljanska Banka dd GDR(b)	186
167,948	OTP Bank Nyrt	7,103
285,440	RBL Bank Ltd.	2,315
6,719,493	Sberbank of Russia PJSC(a)	21,180
470,300	Siam Commercial Bank PCL(a)	2,000
519,349	Standard Bank Group Ltd.	7,140
61,295	TBC Bank Group plc	1,223
244,968	Turkiye Garanti Bankasi A.S.	409
		172,168

Diversified Financial Services (2.0%)

721,920	Chailease Holding Co. Ltd.(e)	2,798
4,229	Intercorp Financial Services, Inc.	189
165,000	Pagseguro Digital Ltd. "A"(b)	4,641
194,889	Shinhan Financial Group Co. Ltd.	7,564
2,363,000	Value Partners Group Ltd.	1,920
		17,112

Insurance (2.3%)

336,348	Hanwha Life Insurance Co. Ltd.	1,247
114,000	Hapvida Participacoes e Investimentos S.A.	989
180,380	Korean Reinsurance Co.	1,453
1,595,500	Ping An Insurance Group Co. of China Ltd. "H"	16,799
		20,488

Real Estate (1.2%)

954,800	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,387
4,836,847	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,386
2,912,000	Greentown Service Group Co. Ltd. "L"	2,656
1,491,000	LPS Brasil Consultoria de Imoveis S.A.(b)	2,283
28,584,000	Megaworld Corp.	2,857
		10,569

REITS (1.1%)

2,212,922	Fibra Uno Administracion S.A. de C.V.	3,075
2,806,815	Macquarie Mexico Real Estate Management S.A. de C.V.(b)	3,269

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

2,171,105	PLA Administradora Industria S de RL de C.V.	$3,256
		9,600
	Total Financial	229,937

Government (0.4%)

Multi-National (0.4%)

176,535 Banco Latinoamericano de Comercio Exterior S.A. "E"	3,693

Industrial (13.5%)

Aerospace/Defense (0.7%)

278,761 Embraer S.A. ADR	5,720

Building Materials (3.4%)

2,308,500	Anhui Conch Cement Co. Ltd. "H"	13,205
984,359	Cemex S.A.B. de C.V. ADR(b)	4,774
2,044,800	Duratex S.A.	6,424
1,198,500	Fauji Cement Co. Ltd.	184
427,374	Ssangyong Cement Industrial Co. Ltd.	2,409
1,954,710	Star Cement Ltd.	2,704
1,496,390	Urbi Desarrollos Urbanos S.A.B. de C.V.(b),(d)	163
		29,863

Electronics (2.5%)

132,000	ASMedia Technology, Inc.(e)	2,452
249,796	Flex Ltd.(b)	2,633
1,736,560	Hangzhou Hikvision Digital Technology Co. Ltd. "A"	8,960
786,666	Hon Hai Precision Industry Co. Ltd. GDR	3,737
42,075	LEENO Industrial, Inc.	1,975
199,000	Yageo Corp.(e)	2,141
		21,898

Engineering & Construction (1.8%)

10,206,538	China State Construction International Holdings Ltd.	10,792
971,787	HG Infra Engineering Ltd.	2,630
6,061,100	Jasmine Broadband Internet Infrastructure Fund(a)	2,000
		15,422

Hand/Machine Tools (1.6%)

2,158,000 Techtronic Industries Co. Ltd.	14,419

Machinery-Construction & Mining (0.1%)

1,497,199 Ferreycorp SAA	1,117

Metal Fabrication/Hardware (0.2%)

112,337 Hy-Lok Corp.	1,798

Miscellaneous Manufacturers (1.5%)

130,225	Escorts Ltd.	1,208
67,406	Largan Precision Co. Ltd.(e)	9,509
46,569	POSCO Chemtech Co. Ltd.	2,853
		13,570

Transportation (1.7%)

2,014,000	China Railway Signal & Communication Corp. Ltd. "H"	1,668
600,300	Rumo S.A.(b)	3,110
497,775	ZTO Express (Cayman), Inc. ADR	9,896
		14,674
	Total Industrial	118,481

5| USAA Emerging Markets Fund

Market
Number	Value
of Shares Security	(000)

Technology (15.6%)

Computers (1.7%)

297,000	Asustek Computer, Inc.(e)	$2,115
22,356	Globant S.A.(b)	1,540
326,700	Infosys Ltd. ADR	3,503
280,673	Tata Consultancy Services Ltd.	7,827
		14,985

Semiconductors (9.9%)

114,000	ASPEED Technology, Inc.(e)	2,588
960,000	Hua Hong Semiconductor Ltd.(f)	2,245
747,000	MediaTek, Inc.(e)	6,630
745,449	Samsung Electronics Co. Ltd.	29,892
47,234	Samwha Capacitor Co. Ltd.	2,579
203,295	Silicon Motion Technology Corp. ADR	8,351
209,177	SK Hynix, Inc.	13,019
386,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,101
46,662	Tokai Carbon Korea Co. Ltd.	2,672
148,721	UniTest, Inc.	1,944
333,000	Win Semiconductors Corp.(e)	1,815
		86,836

Software (4.0%)

4,752,000	Chinasoft International Ltd.(b)	2,924
224,825	HCL Technologies Ltd.	3,321
660,189	Intellect Design Arena Ltd.(b)	1,722
591,000	Kingsoft Corp. Ltd.	1,149
342,700	Linx S.A.	2,602
868,500	NetDragon Websoft Holdings Ltd. "L"	1,863
89,650	NetEase, Inc. ADR	20,012
131,983	Tech Mahindra Ltd.	1,536
		35,129
	Total Technology	136,950

Utilities (2.2%)

Electric (0.4%)

607,000	AES Tiete Energia S.A.	1,881
27,198	Cia Paranaense de Energia	236
37,490	Pampa Energia S.A. ADR(b)	1,194
		3,311

Gas (1.0%)

2,520,400 China Gas Holdings Ltd.	8,284

Water (0.8%)

12,202,000 Beijing Enterprises Water Group Ltd.(b)	7,306
Total Utilities	18,901
Total Common Stocks (cost: $715,786)	855,121

PREFERRED STOCKS (0.7%)

Communications (0.1%)

Telecommunications (0.1%)

94,263 Telefonica Brasil S.A. ADR	1,176

Consumer, Cyclical (0.3%)

Auto Manufacturers (0.3%)

33,855 Hyundai Motor Co. Preference Shares	2,219

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Energy (0.3%)

Oil & Gas (0.3%)

4,440,849 Surgutneftegas PJSC Preference Shares (a)	$2,712
Total Preferred Stocks (cost: $6,445)	6,107

WARRANTS (0.2%)

Communications (0.2%)

Media (0.2%)

864,580 China South Publishing & Media Group Co. Ltd.(a),(b),(f) (cost: $1,610)	1,748
Total Equity Securities (cost: $723,841)	862,976

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

4,974,659 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(h) (cost: $4,975)	4,975

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

6,861,544 Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(h)				6,861
1,641,926 HSBC U.S. Government Money Market Fund Class I, 2.37%(h)				1,642
Total Short-Term Investments Purchased with Cash
Collateral from Securities Loaned (cost: $8,503)				8,503
Total Investments (cost: $737,319)				$876,454
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$786,833	$68,233	$55	$855,121
Preferred Stocks	3,395	2,712	—	6,107
Warrants	—	1,748	—	1,748
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,975	—	—	4,975
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	8,503	—	—	8,503
Total	$803,706	$72,693	$55	$876,454

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

7| USAA Emerging Markets Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is

Notes to Portfolio of Investments | 8

reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

9| USAA Emerging Markets Fund

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality

Notes to Portfolio of Investments | 10

short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$9,285,000	$1,156,000	$8,503,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $877,695,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 97.3% of net assets at February 28, 2019.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

11 | USAA Emerging Markets Fund

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $36,464,000, which represented 4.2% of the Fund's net assets.

(b)Non-income-producing security.

(c)The security, or a portion thereof, was out on loan as of February 28, 2019.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(e)Securities with a value of $36,284,000, which represented 4.1% of the Fund's net assets, were classified as Level 2 at February 28, 2019, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(f)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(g)Security was classified as Level 3.

(h)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GOVERNMENT SECURITIES FUND

FEBRUARY 28, 2019

(Form N-Q)

48473-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

February 28, 2019 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (99.3%)

ASSET-BACKED SECURITIES (2.8%)

Asset Backed Securities (2.8%)

Student Loan ABS (2.8%)

$3,049	Navient Student Loan Trust (1 mo. LIBOR + 0.51%)	3.00%(a)	6/25/2031 $	3,036
1,692	Navient Student Loan Trust (1 mo. LIBOR +
	1.05%)(b)	3.54(a)	6/25/2065	1,704
2,893	Navient Student Loan Trust (1 mo. LIBOR +
	0.75%)(b)	3.24(a)	3/25/2066	2,909
5,000	Navient Student Loan Trust (1 mo. LIBOR +
	0.33%)(b)	2.84(a)	12/27/2067	5,002
3,524	Nelnet Student Loan Trust (3 mo. LIBOR + 0.25%)	3.07(a)	6/25/2041	3,288
3,112	PHEAA Student Loan Trust (3 mo. LIBOR +
	1.10%)(b)	3.92(a)	6/25/2038	3,158
451	SLM Student Loan Trust (3 mo. LIBOR + 0.11%)	2.88(a)	10/27/2025	450
3,933	SLM Student Loan Trust (1 mo. LIBOR + 0.65%)	3.14(a)	6/25/2055	3,935
4,858	SLM Student Loan Trust (3 mo. LIBOR + 0.20%)	2.97(a)	1/25/2070	4,586
1,430	SunTrust Student Loan Trust (3 mo. LIBOR +
	0.27%)(b)	3.03(a)	10/28/2037	1,299
	Total Asset Backed Securities			29,367
	Total Asset-Backed Securities (cost: $29,285)			29,367

MUNICIPAL OBLIGATIONS (3.2%)

Connecticut (0.5%)

5,000 State	2.92	8/01/2023	4,935

Kansas (0.3%)

3,000 Dev. Finance Auth.	3.94	4/15/2026	3,103

New York (1.3%)

9,530	City of New York Transitional Finance Auth. Future
	Tax Secured Revenue	2.85	8/01/2024	9,377
5,000	Port Authority of New York & New Jersey	2.53	10/15/2020	4,978
				14,355

Texas (1.1%)

1,530	City of Houston Combined Utility System Revenue	3.72	11/15/2028	1,578
3,000	City of Houston Combined Utility System Revenue	3.82	11/15/2029	3,094
3,000	State	2.83	10/01/2025	2,966
4,000	State	3.01	10/01/2026	3,967
				11,605
	Total Municipal Obligations (cost: $33,859)			33,998

1| USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (68.0%)(c)

Government (1.6%)

Sovereign (1.6%)

$ 18,000 Fannie Mae (+)2.13% 4/24/2026 $ 17,202

Mortgage Securities (66.4%)

Agency Collateral CMO (1.3%)

3,567	Fannie Mae (+)	1.50	7/25/2027	3,410
1,676	Fannie Mae (+)	1.38	9/25/2027	1,593
1,326	Fannie Mae (+)	1.50	9/25/2027	1,254
1,348	Fannie Mae (+)	1.50	9/25/2027	1,282
1,508	Fannie Mae (+)	1.50	10/25/2027	1,429
1,517	Fannie Mae (+) (1 mo. LIBOR + 0.30%)	2.79(a)	4/25/2035	1,513
1,077	Fannie Mae (+) (1 mo. LIBOR + 0.30%)	2.79(a)	8/25/2037	1,076
2,041	Freddie Mac (+)	2.00	9/15/2026	1,987
				13,544

Agency Collateral PAC CMO (0.2%)

869	Freddie Mac (+) (1 mo. LIBOR + 0.30%)	2.79(a)	3/15/2036	866
1,369	Freddie Mac (+) (1 mo. LIBOR + 0.55%)	3.04(a)	10/15/2041	1,379
				2,245

Commercial MBS (35.6%)

157	Fannie Mae (+)	1.65	9/25/2019	156
1,518	Fannie Mae (+)	3.21(d)	7/25/2023	1,543
5,000	Fannie Mae (+)	2.16	10/25/2023	4,878
2,356	Fannie Mae (+)	2.71(d)	6/25/2025	2,323
1,636	Fannie Mae (+)	2.42(d)	9/25/2026	1,619
4,000	Fannie Mae (+)	3.06(d)	5/25/2027	3,960
6,250	Fannie Mae (+)	3.08(d)	6/25/2027	6,211
2,842	Fannie Mae (+)	3.04(d)	3/25/2028	2,805
8,049	Fannie Mae (+)	3.38(d)	7/25/2028	8,163
2,950	Freddie Mac (+)	4.08(d)	11/25/2020	2,998
4,967	Freddie Mac (+)	2.86	1/25/2021	4,966
2,250	Freddie Mac (+)	2.27	3/25/2022	2,220
2,432	Freddie Mac (+)	1.69	4/25/2022	2,395
4,000	Freddie Mac (+)	2.72	6/25/2022	3,988
3,000	Freddie Mac (+)	2.36	7/25/2022	2,963
10,000	Freddie Mac (+)	2.31	8/25/2022	9,856
5,000	Freddie Mac (+)	2.51	11/25/2022	4,954
5,000	Freddie Mac (+)	2.64	1/25/2023	4,975
3,000	Freddie Mac (+)	3.32(d)	2/25/2023	3,059
3,000	Freddie Mac (+)	2.41	3/25/2023	2,956
5,000	Freddie Mac (+)	3.00	1/25/2024	5,033
10,030	Freddie Mac (+)	3.49	1/25/2024	10,285
3,000	Freddie Mac (+)	3.39	3/25/2024	3,070
20,000	Freddie Mac (+)	2.95	7/25/2024	20,073
3,320	Freddie Mac (+)	2.60	1/25/2025	3,298
3,000	Freddie Mac (+)	3.02	1/25/2025	3,010
5,000	Freddie Mac (+)	3.59	1/25/2025	5,162
10,000	Freddie Mac (+)	3.28(d)	6/25/2025	10,181
4,497	Freddie Mac (+)	2.20	7/25/2025	4,366
4,000	Freddie Mac (+)	3.01	7/25/2025	4,004
30,000	Freddie Mac (+)	3.37	7/25/2025	30,355
15,000	Freddie Mac (+)	3.75(d)	8/25/2025	15,643
20,000	Freddie Mac (+)	3.31	9/25/2025	20,351
5,000	Freddie Mac (+)	3.75(d)	9/25/2025	5,194
7,709	Freddie Mac (+)	2.85	3/25/2026	7,540
5,000	Freddie Mac (+)	2.53	5/25/2026	4,830
17,000	Freddie Mac (+)	2.57	7/25/2026	16,459
5,000	Freddie Mac (+)	2.65	8/25/2026	4,858
2,356	Freddie Mac (+)	3.01	8/25/2026	2,360

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,500	Freddie Mac (+)	3.12%(d)	9/25/2026 $	4,510
4,000	Freddie Mac (+)	3.35(d)	11/25/2026	4,064
3,000	Freddie Mac (+)	3.12	6/25/2027	2,994
9,274	Freddie Mac (+)	3.19	7/25/2027	9,289
2,879	Freddie Mac (+)	3.19(d)	9/25/2027	2,883
5,000	Freddie Mac (+)	3.29	11/25/2027	5,035
7,000	Freddie Mac (+)	3.90	4/25/2028	7,374
30,000	Freddie Mac (+)	3.93(d)	7/25/2028	31,669
5,000	Freddie Mac (+)	3.92(d)	9/25/2028	5,277
10,000	Freddie Mac (+)	3.78(d)	10/25/2028	10,435
9,706	Freddie Mac (+)	4.06(d)	10/25/2028	10,351
12,500	Freddie Mac (+)	3.85	6/25/2051	13,118
13,000	Freddie Mac (+)	3.90(d)	9/25/2051	13,698
				373,757

FGLMC Collateral (12.0%)

49	Freddie Mac (+)	5.00	1/01/2021	50
5,841	Freddie Mac (+)	3.00	3/01/2032	5,839
8,233	Freddie Mac (+)	3.00	2/01/2033	8,229
7,436	Freddie Mac (+)	3.00	9/01/2033	7,433
10,513	Freddie Mac (+)	3.00	10/01/2033	10,508
23,969	Freddie Mac (+)	3.50	10/01/2033	24,383
14,052	Freddie Mac (+)	4.00	10/01/2033	14,449
514	Freddie Mac (+)	5.50	12/01/2035	557
1,474	Freddie Mac (+)	4.00	9/01/2040	1,517
5,601	Freddie Mac (+)	3.50	5/01/2042	5,655
4,625	Freddie Mac (+)	3.00	6/01/2042	4,549
19,177	Freddie Mac (+)	4.00	7/01/2048	19,593
9,742	Freddie Mac (+)	3.50	8/01/2048	9,761
4,828	Freddie Mac (+)	4.00	8/01/2048	4,930
7,651	Freddie Mac (+)	4.50	9/01/2048	7,934
				125,387

FNMA Collateral (9.5%)

1,862	Fannie Mae (+)	2.05	7/01/2019	1,853
9,486	Fannie Mae (+)	1.58	1/01/2020	9,381
669	Fannie Mae (+)	3.50	5/01/2021	680
10,000	Fannie Mae (+)	2.63	9/01/2021	9,935
20,557	Fannie Mae (+)	2.42	11/01/2022	20,356
8,265	Fannie Mae (+)	2.50	4/01/2023	8,200
2,124	Fannie Mae (+)	2.54	5/01/2023	2,111
3,720	Fannie Mae (+)	3.00	2/01/2027	3,731
2,270	Fannie Mae (+)	3.00	2/01/2027	2,276
769	Fannie Mae (+)	5.00	12/01/2035	821
245	Fannie Mae (+)	5.50	11/01/2037	263
362	Fannie Mae (+)	6.00	5/01/2038	397
2,001	Fannie Mae (+)	4.00	8/01/2039	2,059
3,534	Fannie Mae (+)	3.50	1/01/2042	3,566
5,547	Fannie Mae (+)	3.50	5/01/2042	5,596
4,704	Fannie Mae (+)	3.00	1/01/2048	4,600
9,546	Fannie Mae (+)	3.50	2/01/2048	9,558
9,599	Fannie Mae (+)	4.00	5/01/2048	9,805
4,840	Fannie Mae (+)	3.00	8/01/2048	4,734
				99,922

GNMA Collateral (5.1%)

7	Government National Mortgage Assn. I	8.50	6/15/2021	7
3	Government National Mortgage Assn. I	9.00	7/15/2021	3
232	Government National Mortgage Assn. I	6.00	8/15/2022	237
25	Government National Mortgage Assn. I	8.00	6/15/2023	26
461	Government National Mortgage Assn. I	4.50	5/15/2024	477
488	Government National Mortgage Assn. I	4.50	9/15/2024	506
373	Government National Mortgage Assn. I	4.50	9/15/2024	386
572	Government National Mortgage Assn. I	4.50	10/15/2024	592
454	Government National Mortgage Assn. I	4.50	10/15/2024	470

3| USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$44	Government National Mortgage Assn. I	7.00%	4/15/2027 $	45
121	Government National Mortgage Assn. I	7.00	5/15/2027	135
106	Government National Mortgage Assn. I	8.00	5/15/2027	112
73	Government National Mortgage Assn. I	7.50	2/15/2028	80
241	Government National Mortgage Assn. I	6.00	4/15/2028	266
85	Government National Mortgage Assn. I	6.50	5/15/2028	93
22	Government National Mortgage Assn. I	6.50	5/15/2028	24
8	Government National Mortgage Assn. I	6.75	5/15/2028	9
51	Government National Mortgage Assn. I	6.50	7/15/2028	56
12	Government National Mortgage Assn. I	7.00	7/15/2028	13
27	Government National Mortgage Assn. I	7.00	8/15/2028	29
45	Government National Mortgage Assn. I	6.50	9/15/2028	50
68	Government National Mortgage Assn. I	7.00	9/15/2028	72
31	Government National Mortgage Assn. I	6.00	11/15/2028	33
125	Government National Mortgage Assn. I	6.50	11/15/2028	138
7	Government National Mortgage Assn. I	6.50	1/15/2029	8
23	Government National Mortgage Assn. I	6.50	1/15/2029	25
130	Government National Mortgage Assn. I	6.00	2/15/2029	140
15	Government National Mortgage Assn. I	7.50	3/15/2029	17
34	Government National Mortgage Assn. I	7.50	4/15/2029	37
297	Government National Mortgage Assn. I	7.00	5/15/2029	324
333	Government National Mortgage Assn. I	7.00	6/15/2029	364
136	Government National Mortgage Assn. I	6.00	7/15/2029	150
87	Government National Mortgage Assn. I	7.50	10/15/2029	97
19	Government National Mortgage Assn. I	7.50	10/15/2029	19
69	Government National Mortgage Assn. I	8.00	7/15/2030	71
22	Government National Mortgage Assn. I	8.00	9/15/2030	25
12	Government National Mortgage Assn. I	7.50	12/15/2030	13
9	Government National Mortgage Assn. I	7.50	1/15/2031	10
111	Government National Mortgage Assn. I	6.50	3/15/2031	122
29	Government National Mortgage Assn. I	7.00	8/15/2031	29
64	Government National Mortgage Assn. I	7.00	9/15/2031	74
208	Government National Mortgage Assn. I	6.50	10/15/2031	229
44	Government National Mortgage Assn. I	7.00	10/15/2031	48
20	Government National Mortgage Assn. I	7.50	11/15/2031	20
153	Government National Mortgage Assn. I	6.50	1/15/2032	168
233	Government National Mortgage Assn. I	6.00	5/15/2032	251
19	Government National Mortgage Assn. I	7.00	6/15/2032	20
109	Government National Mortgage Assn. I	7.00	7/15/2032	120
208	Government National Mortgage Assn. I	6.50	8/15/2032	228
775	Government National Mortgage Assn. I	6.50	9/15/2032	885
744	Government National Mortgage Assn. I	6.00	1/15/2033	834
321	Government National Mortgage Assn. I	6.00	2/15/2033	360
221	Government National Mortgage Assn. I	6.00	7/15/2033	237
224	Government National Mortgage Assn. I	6.00	9/15/2033	245
2,024	Government National Mortgage Assn. I	5.50	10/15/2033	2,220
885	Government National Mortgage Assn. I	5.50	12/15/2033	970
488	Government National Mortgage Assn. I	5.50	7/15/2034	535
1,219	Government National Mortgage Assn. I	5.50	10/15/2035	1,337
255	Government National Mortgage Assn. I	6.00	3/15/2037	281
170	Government National Mortgage Assn. I	6.00	9/15/2037	183
492	Government National Mortgage Assn. I	5.50	3/15/2038	540
1,171	Government National Mortgage Assn. I	5.50	4/15/2038	1,284
311	Government National Mortgage Assn. I	6.00	5/15/2038	338
486	Government National Mortgage Assn. I	6.00	5/15/2038	534
334	Government National Mortgage Assn. I	6.00	9/15/2038	368
378	Government National Mortgage Assn. I	6.00	10/15/2038	416
539	Government National Mortgage Assn. I	6.00	12/15/2038	588
369	Government National Mortgage Assn. I	5.00	2/15/2039	395
1,972	Government National Mortgage Assn. I	5.50	6/15/2039	2,148
3,310	Government National Mortgage Assn. I	4.50	9/15/2039	3,467
2,247	Government National Mortgage Assn. I	4.50	11/15/2039	2,355
3,480	Government National Mortgage Assn. I	4.50	12/15/2039	3,648
10,273	Government National Mortgage Assn. I	4.50	2/15/2040	10,766
2,166	Government National Mortgage Assn. I	4.50	3/15/2040	2,267
1,194	Government National Mortgage Assn. I	4.50	6/15/2040	1,250

Portfolio of Investments | 4

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$716	Government National Mortgage Assn. I	4.00%	7/15/2040 $	736
	1,888	Government National Mortgage Assn. I	4.50	7/15/2040	1,977
	1,097	Government National Mortgage Assn. I	4.00	8/15/2040	1,135
	2,704	Government National Mortgage Assn. I	4.00	9/15/2040	2,779
	2,096	Government National Mortgage Assn. I	4.50	1/15/2041	2,194
					53,740

GNMA2 Collateral (2.7%)

8	Government National Mortgage Assn. II	8.00	12/20/2022	8
1,182	Government National Mortgage Assn. II	4.50	4/20/2024	1,231
218	Government National Mortgage Assn. II	8.00	8/20/2030	257
242	Government National Mortgage Assn. II	7.00	9/20/2030	278
126	Government National Mortgage Assn. II	6.00	3/20/2031	138
49	Government National Mortgage Assn. II	7.50	4/20/2031	57
80	Government National Mortgage Assn. II	6.50	5/20/2031	91
57	Government National Mortgage Assn. II	6.50	7/20/2031	65
152	Government National Mortgage Assn. II	6.50	8/20/2031	170
223	Government National Mortgage Assn. II	6.50	4/20/2032	255
226	Government National Mortgage Assn. II	6.50	6/20/2032	258
333	Government National Mortgage Assn. II	6.00	8/20/2032	364
298	Government National Mortgage Assn. II	6.00	9/20/2032	327
286	Government National Mortgage Assn. II	5.50	4/20/2033	312
960	Government National Mortgage Assn. II	5.00	5/20/2033	1,026
1,151	Government National Mortgage Assn. II	5.00	7/20/2033	1,230
310	Government National Mortgage Assn. II	6.00	10/20/2033	341
249	Government National Mortgage Assn. II	6.00	12/20/2033	259
991	Government National Mortgage Assn. II	6.00	2/20/2034	1,088
964	Government National Mortgage Assn. II	5.50	3/20/2034	1,052
893	Government National Mortgage Assn. II	6.00	3/20/2034	980
755	Government National Mortgage Assn. II	5.00	6/20/2034	809
698	Government National Mortgage Assn. II	6.50	8/20/2034	792
607	Government National Mortgage Assn. II	6.00	9/20/2034	668
1,686	Government National Mortgage Assn. II	6.00	10/20/2034	1,851
129	Government National Mortgage Assn. II	6.00	11/20/2034	137
3,378	Government National Mortgage Assn. II	5.50	2/20/2035	3,688
2,972	Government National Mortgage Assn. II	5.50	4/20/2035	3,245
1,417	Government National Mortgage Assn. II	5.50	7/20/2035	1,561
1,764	Government National Mortgage Assn. II	5.00	9/20/2035	1,883
578	Government National Mortgage Assn. II	6.00	5/20/2036	635
601	Government National Mortgage Assn. II	5.50	1/20/2037	649
382	Government National Mortgage Assn. II	5.00	2/20/2037	407
2,086	Government National Mortgage Assn. II	4.00	11/20/2040	2,162
				28,274
	Total Mortgage Securities			696,869
	Total U.S. Government Agency Issues (cost: $708,027)			714,071

U.S. TREASURY SECURITIES (25.3%)

Notes (25.3%)

3,000	U.S. Treasury Note	1.00	3/15/2019	2,998
6,000	U.S. Treasury Note	1.13	2/28/2021	5,838
8,500	U.S. Treasury Note	1.38	1/15/2020	8,415
5,000	U.S. Treasury Note	1.38	6/30/2023	4,767
10,000	U.S. Treasury Note	1.50	8/15/2020	9,851
20,000	U.S. Treasury Note	1.63	8/31/2022	19,417
10,000	U.S. Treasury Note	1.88	7/31/2022	9,798
20,000	U.S. Treasury Note	1.88	8/31/2024	19,317
3,000	U.S. Treasury Note	2.00	2/15/2022	2,959
11,000	U.S. Treasury Note	2.00	11/30/2022	10,801
20,000	U.S. Treasury Note	2.00	6/30/2024	19,457
4,000	U.S. Treasury Note	2.00	2/15/2025	3,872
3,000	U.S. Treasury Note	2.13	6/30/2021	2,975
20,000	U.S. Treasury Note	2.13	6/30/2022	19,768
5,000	U.S. Treasury Note	2.13	11/30/2023	4,913
4,000	U.S. Treasury Note	2.13	11/30/2024	3,906

5| USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$4,500	U.S. Treasury Note	2.13%	5/15/2025 $	4,380
5,000	U.S. Treasury Note	2.25	11/15/2024	4,916
5,000	U.S. Treasury Note	2.63	8/31/2020	5,006
20,000	U.S. Treasury Note	2.63	6/15/2021	20,056
15,000	U.S. Treasury Note	2.63	7/15/2021	15,042
12,000	U.S. Treasury Note	2.75	11/30/2020	12,042
10,000	U.S. Treasury Note	2.75	8/15/2021	10,059
35,000	U.S. Treasury Note	2.75	9/15/2021	35,220
10,000	U.S. Treasury Note	2.88	11/15/2021	10,098
	Total U.S. Treasury Securities (cost: $267,850)			265,871
	Total Bonds (cost: $1,039,021)			1,043,307

Number
of Shares

	MONEY MARKET INSTRUMENTS (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
622	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.33%(e)
	(cost: $1)			1

Principal Amount (000)

REPURCHASE AGREEMENTS (0.4%)
$3,755 Credit Agricole Corp., 2.56%, acquired 2/28/2019 and due on 3/01/2019 at $3,755
(collateralized by $3,928 of U.S. Treasury, 2.55%, due 02/27/2020; market value $3,830)
(cost: $3,755)
Total Money Market Instruments (cost: $3,756)

3,755

3,756

Total Investments (cost: $1,042,777)				$1,047,063
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$29,367	$—	$29,367
Municipal Obligations	—	33,998	—	33,998
U.S. Government Agency Issues	—	714,071	—	714,071
U.S. Treasury Securities	265,871	—	—	265,871
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1	—	—	1
Repurchase Agreements	—	3,755	—	3,755
Total	$265,872	$781,191	$—	$1,047,063

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the

7| USAA Government Securities Fund

Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.Repurchase agreements are valued at cost.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to

Notes to Portfolio of Investments | 8

102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund had no securities on loan.

D.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2019, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,050,173,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid

9| USAA Government Securities Fund

investment minimums, and board approval of the liquidity risk management programs to

June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Notes to Portfolio of Investments | 10

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR London Interbank Offered Rate

SPECIFIC NOTES

(a)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 28, 2019.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(d)Stated interest rates may change slightly over time as underlying mortgages paydown.

(e)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

11 | USAA Government Securities Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH AND TAX STRATEGY FUND

FEBRUARY 28, 2019

(Form N-Q)

48472 -0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth And Tax Strategy Fund

February 28, 2019 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (51.7%)

MUNICIPAL OBLIGATIONS (51.7%)

Alabama (0.3%)

$500	Columbia Industrial Development Board (a)	1.77%	12/01/2037	$500
1,000	Lower Alabama Gas District	5.00	9/01/2046	1,171
				1,671

Arizona (1.0%)

1,300	City of Phoenix IDA	5.00	7/01/2046	1,347
1,000	IDA	5.00	7/01/2047	1,095
500	Maricopa County IDA	5.00	9/01/2042	554
1,000	Pima County IDA (b)	5.00	6/15/2047	979
1,000	Student & Academic Services LLC (INS - Build
	America Mutual Assurance Co.)	5.00	6/01/2044	1,102
				5,077

California (3.5%)

4,350	El Centro Financing Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.)(a),(b)	2.09	7/01/2058	4,350
1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,337
2,000	Monterey Peninsula Unified School District (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.50	8/01/2034	2,195
1,000	State	5.00	2/01/2043	1,089
1,000	State	5.00	8/01/2045	1,118
1,000	Statewide Communities Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2049	1,114
1,000	Sutter Butte Flood Agency (INS - Build America
	Mutual Assurance Co.)	5.00	10/01/2040	1,130
1,500	Twin Rivers Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2040	1,665
1,000	Val Verde Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	8/01/2044	1,139
4,435	West Contra Costa Unified School District (INS -
	National Public Finance Guarantee Corp.) (Zero
	Coupon)	0.00	8/01/2034	2,562
				17,699

Colorado (2.3%)

1,000	Denver Convention Center Hotel Auth.	5.00	12/01/2040	1,077
1,900	Denver Health & Hospital Auth.	5.00	12/01/2048	2,063
1,000	Educational & Cultural Facilities Auth.	5.00	12/01/2038	1,123
710	Educational & Cultural Facilities Auth.	5.00	4/01/2048	782
1,000	Health Facilities Auth.	5.00	12/01/2042	1,036
1,000	Health Facilities Auth.	5.00	6/01/2045	1,058
250	Park Creek Metropolitan District	5.00	12/01/2041	274
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,085

1| USAA Growth And Tax Strategy Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$1,000	Rampart Range Metropolitan District No. 1 (INS -
		Assured Guaranty Municipal Corp.)	5.00%	12/01/2047 $	1,118
	2,000	Regional Transportation District	5.38	6/01/2031	2,082
					11,698

Connecticut (0.2%)

4,717	Mashantucket (Western) Pequot Tribe (c),(d)	6.05(e)	7/01/2031	162
1,000	State	5.00	4/15/2037	1,103
				1,265

District of Columbia (0.2%)

1,100 District	5.00	7/01/2042	1,184

Florida (3.6%)

1,000	Atlantic Beach	5.00	11/15/2048	1,063
1,000	City of Jacksonville	5.00	10/01/2029	1,092
2,900	Escambia County (a)	1.75	4/01/2039	2,900
1,875	Escambia County Housing Finance Auth. (PRE)
	(INS - Assured Guaranty Municipal Corp.)	5.75	6/01/2031	1,894
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,060
2,000	Lee County IDA	5.00	11/01/2025	2,108
645	Lee County IDA	5.50	10/01/2047	681
1,300	Miami-Dade County Water & Sewer System (PRE)	5.00	10/01/2034	1,368
1,000	Palm Beach County Health Facilities Auth.	5.00	11/15/2045	1,087
700	Sarasota County Health Facilities Auth.	5.00	5/15/2038	757
1,000	Southeast Overtown Park West Community Redev.
	Agency (b)	5.00	3/01/2030	1,102
1,505	Tampa-Hillsborough County Expressway Auth.	5.00	7/01/2037	1,633
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	1,105
				17,850

Georgia (0.3%)

500	Appling County Dev. Auth. (a)	1.80	9/01/2041	500
1,000	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,081
				1,581

Guam (0.4%)

750	Antonio B Won Pat International Airport Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.50	10/01/2033	849
1,000	Waterworks Auth.	5.50	7/01/2043	1,070
				1,919

Illinois (4.6%)

1,000	Bureau County Township HSD No. 502 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2037	1,129
1,000	Chicago Midway International Airport	5.00	1/01/2041	1,102
1,000	Chicago O'Hare International Airport (INS - Assured
	Guaranty Municipal Corp.)	5.25	1/01/2033	1,101
1,000	Chicago O'Hare International Airport	5.00	1/01/2041	1,109
1,000	City of Chicago Wastewaster Transmission	5.00	1/01/2044	1,065
1,000	City of Chicago Wastewaster Transmission	5.00	1/01/2047	1,062
1,000	City of Chicago Waterworks	5.00	11/01/2044	1,088
1,000	Cook County CCD No. 508 (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2047	1,079
1,000	Cook County Sales Tax	5.00	11/15/2038	1,119
1,000	Educational Facilities Auth.	4.00	11/01/2036	1,026
1,000	Finance Auth.	3.90	3/01/2030	1,044
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,173
1,000	Finance Auth.	5.00	5/15/2037	1,035
1,275	Finance Auth.	5.00	5/15/2040	1,312
1,000	Finance Auth.	4.00	10/01/2040	1,021
1,000	Finance Auth.	4.00	2/15/2041	1,013
1,000	Finance Auth.	5.00	8/15/2044	1,070

Portfolio of Investments | 2

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$1,000	Finance Auth.	5.00%	5/15/2045 $	1,039
	1,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	1,011
	1,235	Sangamon County Water Reclamation District	5.75	1/01/2053	1,385
					22,983

Indiana (1.1%)

500	Ball State University (PRE)	5.00	7/01/2030	522
1,000	Evansville Redev. Auth. (INS - Build America Mutual
	Assurance Co.)	4.00	2/01/2039	1,039
1,000	Finance Auth.	5.00	2/01/2040	1,100
1,000	Finance Auth.	5.00	10/01/2044	1,040
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,627
				5,328

Kansas (1.2%)

1,000	City of Coffeyville Electric System (INS - National
	Public Finance Guarantee Corp.)(b)	5.00	6/01/2042	1,099
1,500	City of Lawrence	5.00	7/01/2043	1,668
1,000	City of Wichita	4.63	9/01/2033	995
1,250	Wyandotte County & Kansas City Unified
	Government Utility System	5.00	9/01/2044	1,379
1,000	Wyandotte County & Kansas City Unified
	Government Utility System	5.00	9/01/2045	1,116
				6,257

Kentucky (0.6%)

1,000	City of Ashland	5.00	2/01/2040	1,038
1,000	Economic Dev. Finance Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2045	1,098
1,000	Economic Dev. Finance Auth.	5.00	5/15/2046	1,013
				3,149

Louisiana (2.5%)

1,000	City of Shreveport Water & Sewer (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2039	1,104
1,000	City of Shreveport Water & Sewer	5.00	12/01/2040	1,096
1,500	Gasoline & Fuels Tax	5.00	5/01/2045	1,694
1,000	Local Government Environmental Facilities &
	Community Dev. Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2039	1,123
1,000	Local Government Environmental Facilities &
	Community Dev. Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2043	1,107
1,000	Local Government Environmental Facilities &
	Community Dev. Auth. (INS - Assured Guaranty
	Municipal Corp.)	4.00	10/01/2046	1,011
1,000	Public Facilities Auth.	5.00	11/01/2045	1,054
1,000	Public Facilities Auth. (INS - Build America Mutual
	Assurance Co.)	5.25	6/01/2051	1,111
1,000	Public Facilities Auth.	5.00	7/01/2052	1,075
1,000	Public Facilities Auth.	4.00	1/01/2056	1,004
1,000	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,084
				12,463

Maine (0.2%)

1,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	959

Massachusetts (1.8%)

1,000	Dev. Finance Agency	5.00	4/15/2040	1,046
1,000	Dev. Finance Agency	5.25	11/15/2041	1,089
1,000	Dev. Finance Agency	5.75	7/15/2043	1,070
1,000	Dev. Finance Agency	5.00	7/01/2044	1,070
1,600	Dev. Finance Agency	5.00	7/01/2044	1,763

3| USAA Growth And Tax Strategy Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$1,000	Dev. Finance Agency	5.50%	7/01/2044 $	1,070
	1,000	Dev. Finance Agency	5.00	7/01/2046	1,083
	1,000	Dev. Finance Agency (b)	5.00	10/01/2057	1,035
					9,226

Michigan (1.8%)

1,000	City of Wyandotte Electric System (INS - Build
	America Mutual Assurance Co.)	5.00	10/01/2044	1,102
1,750	Downtown Detroit MI Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2043	1,880
1,000	Jackson Public Schools (NBGA - Michigan School
	Bond Qualification and Loan Program)	5.00	5/01/2042	1,130
1,000	Karegnondi Water Auth.	5.00	11/01/2041	1,104
1,250	Lincoln Consolidated School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	5/01/2040	1,394
1,000	Livonia Public Schools School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2045	1,103
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,105
				8,818

Minnesota (0.5%)

1,000	City of St. Paul Housing & Redev. Auth. (PRE)	5.00	11/15/2044	1,191
1,000	City of St. Paul Housing & Redev. Auth.	5.00	11/15/2047	1,103
				2,294

Missouri (0.5%)

1,270	Health & Educational Facilities Auth.	5.00	8/01/2045	1,324
1,000	St. Louis Municipal Finance Corp. (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2038	1,117
				2,441

Nebraska (0.2%)

1,000 Douglas County Hospital Auth. No. 3	5.00	11/01/2048	1,068

Nevada (0.9%)

1,000	Carson City	5.00	9/01/2042	1,074
1,555	Las Vegas Convention & Visitors Auth.	4.00	7/01/2041	1,588
1,500	Las Vegas Redev. Agency	5.00	6/15/2045	1,622
				4,284

New Jersey (2.8%)

1,000	EDA	5.00	6/15/2029	1,062
1,000	EDA	4.00	7/01/2034	991
500	EDA (INS - Assured Guaranty Municipal Corp.)	5.00	6/01/2037	559
2,000	EDA	5.00	6/15/2042	2,104
1,000	EDA	5.00	6/15/2043	1,058
1,000	EDA	5.00	6/15/2043	1,058
1,000	EDA	5.00	6/15/2047	1,048
1,000	Educational Facilities Auth.	5.00	9/01/2036	1,072
1,000	Health Care Facilities Financing Auth.	5.00	10/01/2037	1,070
1,250	South Jersey Transportation Auth. LLC	5.00	11/01/2039	1,337
500	Tobacco Settlement Financing Corp.	5.25	6/01/2046	540
1,000	Transportation Trust Fund Auth.	5.00	12/15/2035	1,086
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,043
				14,028

New Mexico (0.2%)

1,000 City of Farmington	5.90	6/01/2040	1,042

New York (1.7%)

2,000	City of New York Trust for Cultural Res.	5.00	12/01/2039	2,044
1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,006
1,205	Dormitory Auth. (INS - AMBAC Assurance Corp.)	5.50	7/01/2040	1,566

Portfolio of Investments | 4

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$630	Liberty Dev. Corp.	5.25%	10/01/2035 $	774
	1,500	Liberty Dev. Corp.	5.50	10/01/2037	1,901
	1,000	MTA	5.00	11/15/2042	1,079
					8,370

North Carolina (0.2%)

1,000 Medical Care Commission	5.00	10/01/2035	1,085

North Dakota (0.2%)

1,000 Ward County	5.00	6/01/2048	1,056

Ohio (0.1%)

750 Southeastern Ohio Port Auth.	5.00	12/01/2043	755

Oklahoma (0.7%)

1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,360
1,000	Dev. Finance Auth.	5.50	8/15/2057	1,103
750	Tulsa County Industrial Auth.	5.25	11/15/2037	815
				3,278

Oregon (0.3%)

1,250 Salem Hospital Facility Auth.	5.00	5/15/2043	1,372

Pennsylvania (4.6%)

1,000	Allegheny County Hospital Dev. Auth.	5.00	4/01/2047	1,095
1,000	Altoona Area School District (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2048	1,108
350	Berks County IDA	5.00	5/15/2043	371
1,500	Berks County IDA	5.00	11/01/2050	1,633
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,220
1,000	Chester County IDA	5.00	10/01/2044	1,044
1,000	Commonwealth	5.00	7/01/2043	1,104
1,000	Commonwealth Financing Auth.	5.00	6/01/2035	1,129
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,748
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,086
1,000	Montgomery County IDA	5.25	1/15/2045	1,075
1,000	Northampton County General Purpose Auth.	4.00	8/15/2040	1,012
1,000	Northampton County General Purpose Auth.	5.00	8/15/2043	1,112
1,000	Philadelphia School District	5.00	9/01/2037	1,105
1,000	Philadelphia School District	5.00	9/01/2038	1,111
1,500	Reading School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2038	1,686
1,000	Turnpike Commission	5.00	12/01/2039	1,126
1,000	Turnpike Commission	5.25	12/01/2044	1,106
1,000	Turnpike Commission	5.00	12/01/2046	1,083
1,000	Turnpike Commission	5.00	12/01/2047	1,110
				23,064

Puerto Rico (0.2%)

1,000 Commonwealth (INS - Assured Guaranty Municipal
Corp.)	5.00	7/01/2035	1,038

Rhode Island (0.2%)

40	Housing & Mortgage Finance Corp.	6.85	10/01/2024	40
1,000	Turnpike & Bridge Auth.	5.00	10/01/2040	1,111
				1,151

South Carolina (0.4%)

2,000 Piedmont Municipal Power Agency (INS - Assured
Guaranty Municipal Corp.)	5.75	1/01/2034	2,163

Tennessee (0.8%)

1,500 Greeneville Health & Educational Facilities Board	5.00	7/01/2037	1,686

5| USAA Growth And Tax Strategy Fund

Principal					Market
Amount			Coupon		Value
(000)		Security	Rate	Maturity	(000)

	$1,000	Metropolitan Government of Nashville & Davidson
		County Health & Educational Facilities Board	5.00%	10/01/2045 $	1,069
	1,000	Metropolitan Government of Nashville & Davidson
		County Health & Educational Facilities Board	5.00	7/01/2046	1,092
					3,847

Texas (8.0%)

1,380	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,497
1,000	Bexar County Health Facilities Dev. Corp.	5.00	7/15/2037	1,054
1,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	1,013
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,087
1,000	Central Texas Turnpike System	5.00	8/15/2042	1,064
1,000	City of Arlington (INS - Assured Guaranty Municipal
	Corp.)	5.00	2/15/2048	1,121
1,000	City of Houston	5.00	9/01/2039	1,102
1,000	City of Houston	5.00	9/01/2040	1,101
1,000	City of Laredo Waterworks & Sewer System	4.00	3/01/2041	1,025
4,420	City of Lewisville (INS - ACA Financial Guaranty
	Corp.)	5.80	9/01/2025	4,565
1,000	Clifton Higher Education Finance Corp. (NBGA -
	Texas Permanent School Fund)	5.00	8/15/2039	1,106
1,000	Harris County Cultural Education Facilities Finance
	Corp.	5.00	6/01/2038	1,043
1,000	Harris County Hospital District	4.00	2/15/2042	1,008
1,000	Karnes County Hospital District	5.00	2/01/2044	1,034
1,000	Matagorda County Navigation District No. 1	4.00	6/01/2030	1,030
1,000	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,013
225	New Hope Cultural Education Facilities Finance
	Corp. (INS - Assured Guaranty Municipal Corp.)	5.00	7/01/2038	249
1,600	New Hope Cultural Education Facilities Finance
	Corp.	5.00	4/01/2047	1,664
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	904
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,678
1,000	North Texas Tollway Auth.	5.00	1/01/2045	1,106
850	Port of Port Arthur Navigation District (a)	1.92	4/01/2040	850
3,250	Port of Port Arthur Navigation District (a)	2.05	11/01/2040	3,250
2,520	Port of Port Arthur Navigation District (a)	2.05	11/01/2040	2,520
1,000	Princeton ISD (NBGA - Texas Permanent School
	Fund)	5.00	2/15/2043	1,145
1,000	Prosper ISD (NBGA - Texas Permanent School
	Fund)	5.00	2/15/2048	1,138
1,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2036	930
1,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2045	878
1,000	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	11/15/2046	1,070
1,500	Tarrant County Cultural Education Facilities Finance
	Corp.	5.00	7/01/2048	1,653
				39,898

Virginia (0.2%)

1,000 Alexandria IDA	5.00	10/01/2050	1,060

Washington (1.7%)

5,300	Health Care Facilities Auth. (LIQ - J.P.Morgan Chase
	& Co.)(a),(b)	2.09	9/06/2020	5,300
1,000	Health Care Facilities Auth.	4.00	7/01/2042	1,014
1,000	Health Care Facilities Auth.	5.00	1/01/2047	1,096
1,000	Housing Finance Commission	5.00	1/01/2038	1,057
				8,467

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

West Virginia (0.3%)

$ 1,500 West Virginia Hospital Finance Auth.4.00% 1/01/2038 $ 1,509

Wisconsin (1.1%)

1,000	Health & Educational Facilities Auth. (PRE)	5.25	4/15/2035	1,140
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,021
1,000	Public Finance Auth.	5.00	7/01/2038	1,129
600	Public Finance Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2044	656
1,500	Public Finance Auth.	5.25	10/01/2048	1,588
				5,534

Wyoming (0.3%)

1,250	Laramie County	5.00	5/01/2037	1,324
	Total Municipal Obligations (cost: $257,444)			259,255

Number
of Shares

	EQUITY SECURITIES (47.5%)
	BLUE CHIP STOCKS (47.5%)
	Basic Materials (1.0%)
	Chemicals (0.9%)
2,193	Air Products & Chemicals, Inc.			397
1,061	Albemarle Corp.			97
1,336	Celanese Corp.			137
2,306	CF Industries Holdings, Inc.			97
22,782	DowDuPont, Inc.			1,213
1,398	Eastman Chemical Co.			115
1,542	FMC Corp.			138
1,011	International Flavors & Fragrances, Inc.			129
5,503	Linde plc			953
3,142	LyondellBasell Industries N.V. "A"			269
2,107	Mosaic Co.			66
2,395	PPG Industries, Inc.			268
964	Sherwin-Williams Co.			418
				4,297
	Forest Products & Paper (0.0%)
4,728	International Paper Co.			217
	Iron/Steel (0.0%)
3,094	Nucor Corp.			187
	Mining (0.1%)
16,918	Freeport-McMoRan, Inc.			218
6,116	Newmont Mining Corp.			209
				427
	Total Basic Materials			5,128
	Communications (6.9%)
	Advertising (0.1%)
3,603	Interpublic Group of Companies, Inc.			83
2,152	Omnicom Group, Inc.			163
				246

7| USAA Growth And Tax Strategy Fund

Market
Number	Value
of Shares Security	(000)

Internet (4.2%)

3,127	Alphabet, Inc. "C"(f)	$3,502
2,979	Alphabet, Inc. "A"(f)	3,356
4,080	Amazon.com, Inc.(f)	6,691
464	Booking Holdings, Inc.(f)	787
10,566	eBay, Inc.	393
1,162	Expedia Group, Inc.	143
561	F5 Networks, Inc.(f)	94
24,974	Facebook, Inc. "A"(f)	4,032
4,583	Netflix, Inc.(f)	1,641
7,459	Symantec Corp.	168
975	TripAdvisor, Inc.(f)	52
4,226	Twitter, Inc.(f)	130
1,070	VeriSign, Inc.(f)	190
		21,179

Media (1.1%)

3,467	CBS Corp. "B"	174
2,057	Charter Communications, Inc. "A"(f)	709
45,562	Comcast Corp. "A"	1,762
3,809	Discovery, Inc. "C"(f)	104
1,428	Discovery, Inc. "A"(f)	41
2,685	DISH Network Corp. "A"(f)	87
3,584	News Corp. "A"	47
10,556	Twenty-First Century Fox, Inc. "A"(f)	532
4,853	Twenty-First Century Fox, Inc. "B"	243
3,276	Viacom, Inc. "B"	96
16,028	Walt Disney Co.	1,809
		5,604

Telecommunications (1.5%)

610	Arista Networks, Inc.(f)	174
68,990	AT&T, Inc.(g)	2,147
44,905	Cisco Systems, Inc.	2,325
3,500	Juniper Networks, Inc.	95
1,577	Motorola Solutions, Inc.	226
44,175	Verizon Communications, Inc.	2,514
		7,481
	Total Communications	34,510

Consumer, Cyclical (4.0%)

Airlines (0.2%)

1,149	Alaska Air Group, Inc.	71
831	American Airlines Group, Inc.	30
7,308	Delta Air Lines, Inc.	362
5,908	Southwest Airlines Co.	331
2,350	United Continental Holdings, Inc.(f)	206
		1,000

Apparel (0.4%)

4,225	Hanesbrands, Inc.	78
14,032	NIKE, Inc. "B"	1,203
868	PVH Corp.	100
517	Ralph Lauren Corp.	65
1,669	Under Armour, Inc. "A"(f)	38
1,654	Under Armour, Inc. "C"(f)	33
3,798	VF Corp.	332
		1,849

Auto Manufacturers (0.2%)

45,759 Ford Motor Co.	401

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

15,325	General Motors Co.	$605
3,714	PACCAR, Inc.	252
		1,258

Auto Parts & Equipment (0.1%)

3,076	Aptiv plc	256
2,393	BorgWarner, Inc.	97
1	Delphi Technologies plc	—
		353

Distribution/Wholesale (0.1%)

2,286	Copart, Inc.(f)	134
2,691	Fastenal Co.	169
478	WW Grainger, Inc.	146
		449

Home Builders (0.1%)

3,224	DR Horton, Inc.	125
3,426	Lennar Corp. "A"	164
1	Lennar Corp. "B"	—
2,649	PulteGroup, Inc.	72
		361

Home Furnishings (0.0%)

1,214	Leggett & Platt, Inc.	55
674	Whirlpool Corp.	95
		150

Housewares (0.0%)

5,029 Newell Brands, Inc.	82

Leisure Time (0.1%)

4,674	Carnival Corp.	270
1,559	Harley-Davidson, Inc.	58
2,244	Norwegian Cruise Line Holdings Ltd.(f)	124
2,000	Royal Caribbean Cruises Ltd.	237
		689

Lodging (0.2%)

3,115	Hilton Worldwide Holdings, Inc.	259
3,316	Marriott International, Inc. "A"	415
4,409	MGM Resorts International	118
962	Wynn Resorts Ltd.	122
		914

Retail (2.6%)

687	Advance Auto Parts, Inc.	111
296	AutoZone, Inc.(f)	278
2,415	Best Buy Co., Inc.	166
1,691	CarMax, Inc.(f)	105
245	Chipotle Mexican Grill, Inc.(f)	149
4,892	Costco Wholesale Corp.	1,070
1,204	Darden Restaurants, Inc.	135
2,615	Dollar General Corp.	310
2,788	Dollar Tree, Inc.(f)	269
1,129	Foot Locker, Inc.	67
2,024	Gap, Inc.	51
1,641	Genuine Parts Co.	179
11,926	Home Depot, Inc.	2,208
1,649	Kohl's Corp.	111
2,674	L Brands, Inc.	70
8,086	Lowe's Companies, Inc.	850
3,071	Macy's, Inc.	76

9| USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

7,730	McDonald's Corp.	$1,421
1,313	Nordstrom, Inc.	62
788	O'Reilly Automotive, Inc.(f)	293
3,683	Ross Stores, Inc.	349
12,390	Starbucks Corp.	871
2,313	Tapestry, Inc.	81
5,183	Target Corp.	377
1,072	Tiffany & Co.	102
12,486	TJX Companies, Inc.	640
1,196	Tractor Supply Co.	114
551	Ulta Salon Cosmetics & Fragrance, Inc.(f)	172
8,029	Walgreens Boots Alliance, Inc.	572
14,299	Walmart, Inc.	1,415
3,123	Yum! Brands, Inc.	295
		12,969

Textiles (0.0%)

724 Mohawk Industries, Inc.(f)	99

Toys/Games/Hobbies (0.0%)

1,004	Hasbro, Inc.	85
4,029	Mattel, Inc.(f)	58
		143
	Total Consumer, Cyclical	20,316

Consumer, Non-cyclical (10.5%)

Agriculture (0.5%)

20,968	Altria Group, Inc.	1,099
5,283	Archer-Daniels-Midland Co.	224
15,247	Philip Morris International, Inc.	1,326
		2,649

Apparel (0.0%)

385 Capri Holdings Ltd.(f)	18

Beverages (0.8%)

1,744	Brown-Forman Corp. "B"	87
38,140	Coca-Cola Co.	1,729
1,654	Constellation Brands, Inc. "A"	280
2,193	Molson Coors Brewing Co. "B"	135
4,648	Monster Beverage Corp.(f)	297
14,088	PepsiCo, Inc.	1,629
		4,157

Biotechnology (1.0%)

2,201	Alexion Pharmaceuticals, Inc.(f)	298
6,365	Amgen, Inc.	1,210
2,011	Biogen, Inc.(f)	660
6,826	Celgene Corp.(f)	568
13,381	Gilead Sciences, Inc.	870
1,468	Illumina, Inc.(f)	459
2,068	Incyte Corp.(f)	178
827	Regeneron Pharmaceuticals, Inc.(f)	356
2,983	Vertex Pharmaceuticals, Inc.(f)	563
		5,162

Commercial Services (1.0%)

4,365	Automatic Data Processing, Inc.	668
814	Cintas Corp.	168
2,532	Ecolab, Inc.	428
1,407	Equifax, Inc.	154
880	FleetCor Technologies, Inc.(f)	205
1,065	Gartner, Inc.(f)	152

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

1,852	Global Payments, Inc.	$241
1,952	H&R Block, Inc.	47
3,349	IHS Markit Ltd.(c),(f)	178
1,624	Moody's Corp.	281
4,157	Nielsen Holdings plc	109
11,657	PayPal Holdings, Inc.(f)	1,143
1,704	Quanta Services, Inc.	61
1,300	Robert Half International, Inc.	89
1,687	Rollins, Inc.	67
2,444	S&P Global, Inc.	490
1,923	Total System Services, Inc.	181
788	United Rentals, Inc.(f)	106
1,865	Verisk Analytics, Inc.(f)	236
		5,004

Cosmetics/Personal Care (0.7%)

8,540	Colgate-Palmolive Co.	562
5,278	Coty, Inc. "A"	58
2,575	Estee Lauder Companies, Inc. "A"	404
24,735	Procter & Gamble Co.	2,438
		3,462

Food (0.6%)

665	Campbell Soup Co.	24
3,475	Conagra Brands, Inc.	81
6,961	General Mills, Inc.	328
1,318	Hershey Co.	146
2,891	Hormel Foods Corp.	125
1,270	JM Smucker Co.	135
1,521	Kellogg Co.	86
3,520	Kraft Heinz Co.	117
7,585	Kroger Co.	222
1,462	Lamb Weston Holdings, Inc.	101
1,216	McCormick & Co., Inc.	165
16,937	Mondelez International, Inc. "A"	799
4,663	Sysco Corp.	315
3,456	Tyson Foods, Inc. "A"	213
		2,857

Healthcare Products (1.8%)

17,475	Abbott Laboratories(g)	1,356
103	ABIOMED, Inc.(f)	34
822	Align Technology, Inc.(f)	213
4,950	Baxter International, Inc.	370
3,142	Becton, Dickinson & Co.	782
16,157	Boston Scientific Corp.(f)	648
549	Cooper Companies, Inc.	157
6,134	Danaher Corp.	779
1,578	Dentsply Sirona, Inc.	66
2,050	Edwards Lifesciences Corp.(f)	347
1,445	Henry Schein, Inc.(f)	86
2,574	Hologic, Inc.(f)	121
862	IDEXX Laboratories, Inc.(f)	182
1,115	Intuitive Surgical, Inc.(f)	611
13,994	Medtronic plc	1,267
1,423	ResMed, Inc.	146
3,126	Stryker Corp.	589
536	Teleflex, Inc.	155
3,958	Thermo Fisher Scientific, Inc.	1,027
1,048	Varian Medical Systems, Inc.(f)	141
2,069	Zimmer Biomet Holdings, Inc.	257
		9,334

11 | USAA Growth And Tax Strategy Fund

Market
Number	Value
of Shares Security	(000)

Healthcare-Services (1.0%)

2,590	Anthem, Inc.	$779
4,811	Centene Corp.(f)	293
1,414	DaVita, Inc.(f)	80
2,781	HCA Healthcare, Inc.	387
1,372	Humana, Inc.	391
1,614	IQVIA Holdings, Inc.(f)	226
995	Laboratory Corp. of America Holdings(f)	147
1,359	Quest Diagnostics, Inc.	118
9,590	UnitedHealth Group, Inc.	2,323
812	Universal Health Services, Inc. "B"	113
		4,857

Household Products/Wares (0.2%)

906	Avery Dennison Corp.	98
2,460	Church & Dwight Co., Inc.	162
1,274	Clorox Co.	201
3,398	Kimberly-Clark Corp.	397
		858

Pharmaceuticals (2.9%)

15,090	AbbVie, Inc.	1,196
2,315	Allergan plc	319
1,837	AmerisourceBergen Corp.	153
15,975	Bristol-Myers Squibb Co.	825
3,490	Cardinal Health, Inc.	190
3,660	Cigna Corp.(f)	638
9,087	CVS Health Corp.	526
9,521	Eli Lilly & Co.	1,202
26,848	Johnson & Johnson(g)	3,669
1,799	McKesson Corp.	229
25,971	Merck & Co., Inc.	2,111
6,038	Mylan N.V.(f)	159
2,027	Nektar Therapeutics(f)	82
1,463	Perrigo Co. plc	71
58,413	Pfizer, Inc.	2,532
5,626	Zoetis, Inc.	530
		14,432
	Total Consumer, Non-cyclical	52,790

Energy (2.6%)

Oil & Gas (2.2%)

4,045	Anadarko Petroleum Corp.	176
4,446	Apache Corp.	148
4,115	Cabot Oil & Gas Corp.	101
20,610	Chevron Corp.	2,465
419	Cimarex Energy Co.	30
1,379	Concho Resources, Inc.	152
11,510	ConocoPhillips	781
5,484	Devon Energy Corp.	162
1,807	Diamondback Energy, Inc.	186
6,792	EOG Resources, Inc.	638
41,828	Exxon Mobil Corp.(g)	3,306
1,218	Helmerich & Payne, Inc.	66
2,905	Hess Corp.	168
1,866	HollyFrontier Corp.	97
8,379	Marathon Oil Corp.	139
7,838	Marathon Petroleum Corp.	486
3,566	Noble Energy, Inc.	79
7,553	Occidental Petroleum Corp.	500
4,206	Phillips 66	405

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)

1,996	Pioneer Natural Resources Co.	$281
4,001	Valero Energy Corp.	326
		10,692

Oil & Gas Services (0.2%)

6,013	Baker Hughes a GE Co.	159
8,698	Halliburton Co.	267
4,475	National Oilwell Varco, Inc.	126
10,250	Schlumberger Ltd.	451
2,452	TechnipFMC plc	55
		1,058

Pipelines (0.2%)

22,230	Kinder Morgan, Inc.	426
4,096	ONEOK, Inc.	263
14,133	Williams Companies, Inc.	377
		1,066
	Total Energy	12,816

Financial (8.5%)

Banks (3.2%)

97,342	Bank of America Corp.	2,831
9,561	Bank of New York Mellon Corp.	502
7,586	BB&T Corp.	387
26,864	Citigroup, Inc.	1,719
4,616	Citizens Financial Group, Inc.	171
1,613	Comerica, Inc.	140
6,711	Fifth Third Bancorp	185
1,912	First Republic Bank	201
3,261	Goldman Sachs Group, Inc.	641
11,994	Huntington Bancshares, Inc.	173
33,489	J.P. Morgan Chase & Co.	3,495
10,027	KeyCorp.	177
1,384	M&T Bank Corp.	240
15,263	Morgan Stanley	641
2,365	Northern Trust Corp.(h)	220
4,630	PNC Financial Services Group, Inc.	583
10,886	Regions Financial Corp.	179
3,779	State Street Corp.	272
4,522	SunTrust Banks, Inc.	293
576	SVB Financial Group(f)	142
15,254	U.S. Bancorp.	788
42,313	Wells Fargo & Co.(g)	2,111
2,072	Zions Bancorp	106
		16,197

Diversified Financial Services (1.9%)

617	Affiliated Managers Group, Inc.	68
6,948	American Express Co.	748
1,383	Ameriprise Financial, Inc.	182
1,116	BlackRock, Inc.	495
5,530	Capital One Financial Corp.	462
1,060	Cboe Global Markets, Inc.	102
13,078	Charles Schwab Corp.	602
3,525	CME Group, Inc.	641
3,369	Discover Financial Services	241
2,481	E*TRADE Financial Corp.	121
2,997	Franklin Resources, Inc.	98
5,711	Intercontinental Exchange, Inc.	441
4,817	Invesco Ltd.	93
3,392	Jefferies Financial Group, Inc.	69
9,019	Mastercard, Inc. "A"	2,027
1,159	Nasdaq, Inc.	106

13 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

1,452	Raymond James Financial, Inc.	$120
6,818	Synchrony Financial	222
2,288	T. Rowe Price Group, Inc.	230
17,570	Visa, Inc. "A"	2,602
4,287	Western Union Co.	77
		9,747

Insurance (2.0%)

7,793	Aflac, Inc.	383
3,329	Allstate Corp.	314
8,269	American International Group, Inc.	357
2,360	Aon plc	405
2,040	Arthur J. Gallagher & Co.	164
19,425	Berkshire Hathaway, Inc. "B"(f)	3,910
1,341	Brighthouse Financial, Inc.(f)	52
5,396	Chubb Ltd.	722
1,525	Cincinnati Financial Corp.	132
476	Everest Re Group Ltd.	108
4,006	Hartford Financial Services Group, Inc.	198
2,493	Lincoln National Corp.	156
3,175	Loews Corp.	151
5,030	Marsh & McLennan Companies, Inc.	468
11,557	MetLife, Inc.	522
2,507	Principal Financial Group, Inc.	132
5,810	Progressive Corp.	424
4,373	Prudential Financial, Inc.	419
995	Torchmark Corp.	82
2,645	Travelers Companies, Inc.	352
2,079	Unum Group	78
1,438	Willis Towers Watson plc	247
		9,776

Real Estate (0.0%)

3,167 CBRE Group, Inc. "A"(f)	158

REITS (1.4%)

1,101	Alexandria Real Estate Equities, Inc.	150
4,297	American Tower Corp.	757
1,763	Apartment Investment & Management Co. "A"	86
1,564	AvalonBay Communities, Inc.	304
1,478	Boston Properties, Inc.	196
4,036	Crown Castle International Corp.	479
2,408	Digital Realty Trust, Inc.	272
3,869	Duke Realty Corp.	114
773	Equinix, Inc.	327
4,165	Equity Residential	307
612	Essex Property Trust, Inc.	171
1,147	Extra Space Storage, Inc.	110
663	Federal Realty Investment Trust	89
5,381	HCP, Inc.	166
6,924	Host Hotels & Resorts, Inc.	136
2,608	Iron Mountain, Inc.	92
4,841	Kimco Realty Corp.	85
1,235	Macerich Co.	54
1,273	Mid-America Apartment Communities, Inc.	132
6,287	Prologis, Inc.	440
1,497	Public Storage	317
3,181	Realty Income Corp.	220
1,543	Regency Centers Corp.	101
1,109	SBA Communications Corp.(f)	200
2,853	Simon Property Group, Inc.	517
887	SL Green Realty Corp.	81
2,624	UDR, Inc.	117
4,036	Ventas, Inc.	253
1,602	Vornado Realty Trust	108

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)

3,751	Welltower, Inc.	$279
8,774	Weyerhaeuser Co.	218
		6,878

Savings & Loans (0.0%)

4,406 People's United Financial, Inc.	78
Total Financial	42,834

Industrial (4.7%)

Aerospace/Defense (1.3%)

5,022	Arconic, Inc.	93
5,311	Boeing Co.	2,337
2,590	General Dynamics Corp.	441
1,100	Harris Corp.	181
887	L3 Technologies, Inc.	188
2,443	Lockheed Martin Corp.	756
2,033	Northrop Grumman Corp.	589
2,842	Raytheon Co.	530
482	TransDigm Group, Inc.(f)	209
8,948	United Technologies Corp.	1,125
		6,449

Building Materials (0.2%)

1,427	Fortune Brands Home & Security, Inc.	67
7,335	Johnson Controls International plc	259
582	Martin Marietta Materials, Inc.	109
2,915	Masco Corp.	109
1,496	Vulcan Materials Co.	167
		711

Electrical Components & Equipment (0.1%)

2,658	AMETEK, Inc.	212
7,310	Emerson Electric Co.	498
		710

Electronics (0.7%)

3,184	Agilent Technologies, Inc.	253
880	Allegion plc	79
2,992	Amphenol Corp. "A"	281
9,344	Corning, Inc.	325
1,385	FLIR Systems, Inc.	71
3,063	Fortive Corp.	250
1,028	Garmin Ltd.	86
7,399	Honeywell International, Inc.	1,140
1,866	Keysight Technologies, Inc.(f)	158
250	Mettler-Toledo International, Inc.(f)	170
1,114	PerkinElmer, Inc.	105
3,470	TE Connectivity Ltd.	285
742	Waters Corp.(f)	180
		3,383

Engineering & Construction (0.0%)

1,348 Jacobs Engineering Group, Inc.	99

Environmental Control (0.1%)

1,502	Pentair plc	64
2,497	Republic Services, Inc.	196
3,869	Waste Management, Inc.	391
		651

15 | USAA Growth And Tax Strategy Fund

Market
Number	Value
of Shares Security	(000)

Hand/Machine Tools (0.1%)

528	Snap-on, Inc.	$85
1,616	Stanley Black & Decker, Inc.	214
		299

Machinery-Construction & Mining (0.2%)

5,882 Caterpillar, Inc.	808

Machinery-Diversified (0.3%)

1,457	Cummins, Inc.	224
3,155	Deere & Co.	518
1,435	Dover Corp.	130
1,210	Flowserve Corp.	54
1,199	Rockwell Automation, Inc.	214
1,119	Roper Technologies, Inc.	362
357	Wabtec Corp.	26
1,676	Xylem, Inc.	127
		1,655

Miscellaneous Manufacturers (0.8%)

6,572	3M Co.(g)	1,363
1,344	AO Smith Corp.	70
4,316	Eaton Corp. plc	344
92,152	General Electric Co.(g)	957
3,048	Illinois Tool Works, Inc.	439
2,877	Ingersoll-Rand plc	304
1,448	Parker-Hannifin Corp.	255
2,441	Textron, Inc.	133
		3,865

Packaging & Containers (0.1%)

3,726	Ball Corp.	204
860	Packaging Corp. of America	82
1,672	Sealed Air Corp.	73
1,335	WestRock Co.	50
		409

Shipbuilding (0.0%)

420 Huntington Ingalls Industries, Inc.	88

Transportation (0.8%)

1,279	CH Robinson Worldwide, Inc.	116
8,013	CSX Corp.	582
1,997	Expeditors International of Washington, Inc.	150
2,840	FedEx Corp.	514
957	JB Hunt Transport Services, Inc.	103
960	Kansas City Southern	104
2,789	Norfolk Southern Corp.	500
8,199	Union Pacific Corp.	1,375
6,909	United Parcel Service, Inc. "B"	761
		4,205
	Total Industrial	23,332

Technology (7.7%)

Computers (2.5%)

6,382	Accenture plc "A"	1,030
46,122	Apple, Inc.(g)	7,986
6,760	Cognizant Technology Solutions Corp. "A"	480
3,270	DXC Technology Co.	215
1,647	Fortinet, Inc.(f)	143
16,614	Hewlett Packard Enterprise Co.	272
15,968	HP, Inc.	315

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

10,040	International Business Machines Corp.	$1,387
2,488	NetApp, Inc.	162
2,733	Seagate Technology plc	127
2,632	Western Digital Corp.	133
		12,250

Office/Business Equipment (0.0%)

1,978 Xerox Corp.	61

Semiconductors (1.8%)

9,567	Advanced Micro Devices, Inc.(f)	225
4,322	Analog Devices, Inc.	462
11,477	Applied Materials, Inc.	440
4,130	Broadcom, Inc.	1,137
45,533	Intel Corp.	2,411
419	IPG Photonics Corp.(f)	65
1,555	KLA-Tencor Corp.	180
1,595	Lam Research Corp.	281
2,767	Maxim Integrated Products, Inc.	151
2,357	Microchip Technology, Inc.	205
10,689	Micron Technology, Inc.(f)	437
6,221	NVIDIA Corp.	960
1,188	Qorvo, Inc.(f)	83
13,436	QUALCOMM, Inc.	717
1,701	Skyworks Solutions, Inc.	139
9,684	Texas Instruments, Inc.	1,024
2,527	Xilinx, Inc.	317
		9,234

Software (3.4%)

6,138	Activision Blizzard, Inc.	259
4,880	Adobe, Inc.(f)	1,281
1,627	Akamai Technologies, Inc.(f)	113
796	ANSYS, Inc.(f)	141
2,558	Autodesk, Inc.(f)	417
2,583	Cadence Design Systems, Inc.(f)	148
2,787	Cerner Corp.(f)	156
1,327	Citrix Systems, Inc.	140
2,985	Electronic Arts, Inc.(f)	286
3,275	Fidelity National Information Services, Inc.	354
3,938	Fiserv, Inc.(f)	333
2,547	Intuit, Inc.	629
769	Jack Henry & Associates, Inc.	102
78,555	Microsoft Corp.(g)	8,801
992	MSCI, Inc.	183
26,866	Oracle Corp.	1,401
3,191	Paychex, Inc.	246
1,728	Red Hat, Inc.(f)	316
8,519	salesforce.com, Inc.(f)	1,394
1,398	Synopsys, Inc.(f)	142
1,245	Take-Two Interactive Software, Inc.(f)	109
		16,951
	Total Technology	38,496

Utilities (1.6%)

Electric (1.5%)

6,122	AES Corp.	105
2,301	Alliant Energy Corp.	106
2,468	Ameren Corp.	176
4,911	American Electric Power Co., Inc.	398
4,683	CenterPoint Energy, Inc.	141
3,064	CMS Energy Corp.	167
2,930	Consolidated Edison, Inc.	242
8,950	Dominion Energy, Inc.	663

17 | USAA Growth And Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)

2,031	DTE Energy Co.	$251
7,096	Duke Energy Corp.	636
3,254	Edison International	195
1,967	Entergy Corp.	184
3,068	Evergy, Inc.	172
3,443	Eversource Energy	240
9,621	Exelon Corp.	467
5,569	FirstEnergy Corp.	227
4,644	NextEra Energy, Inc.	872
2,789	NRG Energy, Inc.	116
1,308	Pinnacle West Capital Corp.	123
7,821	PPL Corp.	252
4,781	Public Service Enterprise Group, Inc.	281
2,569	Sempra Energy	309
12,049	Southern Co.	599
2,943	WEC Energy Group, Inc.	224
5,211	Xcel Energy, Inc.	286
		7,432

Gas (0.1%)

1,369	Atmos Energy Corp.	135
4,111	NiSource, Inc.	111
		246

Water (0.0%)

1,992 American Water Works Co., Inc.	202
Total Utilities	7,880
Total Blue Chip Stocks (cost: $122,435)	238,102

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

1,501,103	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(i) (cost: $1,501)			1,501

Principal
Amount		Coupon
(000)		Rate	Maturity

	U.S. TREASURY SECURITIES (0.0%)
	Bills (0.0%)(j)
$210	U.S. Treasury Bill (k) (cost: 208)	2.46%	7/18/2019 $	208
	Total Government & U.S. Treasury Money Market
	Instruments (cost: $1,709)			1,709
	Total Investments (cost: $381,588)			$499,066

Portfolio of Investments | 18

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (0.1%)

LONG FUTURES

Equity Contracts

4 E Mini S&P 500	3/15/2019	USD	544	$557		$13
Total Long Futures				$557		$13
Total Futures				$557		$13
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Tax-Exempt Securities:
Municipal Obligations		$—	$259,255	$—		$259,255
Equity Securities:
Blue Chip Stocks		238,102	—		—	238,102
Government & U.S. Treasury Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds		1,501	—		—	1,501
U.S. Treasury Securities		208	—		—	208
Futures(1)		13	—		—	13
Total		$239,824	$259,255	$—		$499,079

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

19 | USAA Growth And Tax Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is

Notes to Portfolio of Investments | 20

used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

21 | USAA Growth And Tax Strategy Fund

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund had no securities on loan.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded

Notes to Portfolio of Investments | 22

futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at February 28, 2019, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $501,491,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

G.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

23 | USAA Growth And Tax Strategy Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
HSD	High School District
IDA	Industrial Development Authority/Agency
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Notes to Portfolio of Investments | 24

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(d)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)Up to 6.05% of the coupon may be PIK.

(f)Non-income-producing security.

(g)The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2019.

(h)Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(i)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

(j)Rate represents an annualized yield at time of purchase, not coupon rate.

(k)Securities with a value of $208,000 are segregated as collateral for initial margin requirements on open futures contracts.

25 | USAA Growth And Tax Strategy Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INTERNATIONAL FUND

FEBRUARY 28, 2019

(Form N-Q)

48476-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.6%)

COMMON STOCKS (98.4%)

Basic Materials (7.2%)

Chemicals (4.1%)

485,517	Air Liquide S.A.	$60,554
444,519	Akzo Nobel N.V.	40,313
7,981,900	China BlueChemical Ltd. "H"	2,522
128,200	Daicel Corp.	1,348
78,893	Ercros S.A.	307
63,100	Ishihara Sangyo Kaisha Ltd.(a)	666
323,145	JSR Corp.	5,352
146,768	Linde plc	25,509
70,100	Nippon Carbide Industries Co., Inc.	977
125,300	Shin-Etsu Chemical Co. Ltd.	10,422
200,900	Teijin Ltd.	3,365
63,900	Tokuyama Corp.	1,600
		152,935

Forest Products & Paper (0.1%)

447,564	Altri SGPS S.A.	3,655
63,933	Ence Energia y Celulosa S.A.	460
53,851	Semapa-Sociedade de Investimento e Gestao	940
		5,055

Iron/Steel (0.7%)

131,900	Chubu Steel Plate Co. Ltd.	740
180,600	Daido Metal Co. Ltd.	1,269
305,362	Ferrexpo plc	1,053
435,460	Hitachi Metals Ltd.	4,430
89,465	Japan Steel Works Ltd.	1,611
189,735	Kyoei Steel Ltd.	2,924
291,090	Nakayama Steel Works Ltd.	1,306
213,600	Nippon Yakin Kogyo Co. Ltd.	481
57,651	Salzgitter AG	1,761
98,482	SSAB AB "A"	386
266,841	SSAB AB "B"	878
428,565	Tokyo Steel Manufacturing Co. Ltd.	3,549
140,900	Yamato Kogyo Co. Ltd.	3,893
		24,281

Mining (2.3%)

1,129,686	Acacia Mining plc(a)	3,239
47,879	Anglo American Platinum Ltd.	2,604
277,944	Anglo American plc	7,386
2,837,943	Aurelia Metals Ltd.(a),(b)	1,772
346,939	Barrick Gold Corp.	4,376
201,659	Cameco Corp.	2,340
613,047	Centerra Gold, Inc.(a)	3,196
14,504,000	CST Group Ltd.(a)	44

1| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

250,073	Eldorado Gold Corp.(a)	$1,088
1,153,377	Gold Fields Ltd.	4,706
259,650	Harmony Gold Mining Co. Ltd. ADR(a)	540
157,505	Iluka Resources Ltd.	1,025
699,008	Impala Platinum Holdings Ltd.(a)	2,986
170,219	KAZ Minerals plc	1,497
644,136	Kinross Gold Corp.(a)	2,145
20,000	Nittetsu Mining Co. Ltd.	825
638,483	Norsk Hydro ASA	2,644
149,565	Northern Dynasty Minerals Ltd.(a),(b)	139
472,196	NRW Holdings Ltd.	797
73,985	Pacific Metals Co. Ltd.	1,885
2,959,469	Petra Diamonds Ltd.(a)	873
1,492,827	Ramelius Resources Ltd.(a)	651
1,606,000	Resolute Mining Ltd.	1,253
548,960	Rio Tinto plc	31,571
1,006,050	Saracen Mineral Holdings Ltd.(a)	1,848
437,165	SEMAFO, Inc.(a)	1,229
225,664	St. Barbara Ltd.	716
1,525,970	Western Areas Ltd.	2,490
		85,865
	Total Basic Materials	268,136

Communications (4.7%)

Advertising (0.8%)

64,600	Gendai Agency, Inc.	289
128,400	Relia, Inc.	1,120
79,200	UNITED, Inc.	1,138
2,481,175	WPP plc	27,176
		29,723

Internet (1.4%)

44,700	Attunity Ltd.(a)	1,045
638,811	Auto Trader Group plc(c)	4,030
107,297	Baidu, Inc. ADR(a)	17,440
14,900	Digital Garage, Inc.	402
17,200	Dip Corp.	303
24,000	GMO internet, Inc.	398
34,400	Internet Initiative Japan, Inc.	775
131,289	Jumbo Interactive Ltd.	979
1,391,898	Just Eat plc(a)	13,780
87,925	Masmovil Ibercom S.A.(a)	1,832
47,963	NHN Entertainment Corp.(a)	3,156
47,145	Proto Corp.	690
809,372	Qliro Group AB(a)	903
344,931	Rightmove plc	2,206
2,360,830	Yahoo Japan Corp.	6,312
		54,251

Media (0.9%)

140,505	Fuji Media Holdings, Inc.	2,055
94,164	Future plc	857
170,162	Metropole Television S.A.	3,118
399,690	Nippon Television Holdings, Inc.	6,271
794,494	ProSiebenSat.1 Media SE	14,495
382,366	Television Francaise 1	3,610
90,675	TV Asahi Holdings Corp.	1,659
		32,065

Telecommunications (1.6%)

1,957,218	BT Group plc	5,574
617,095	China Mobile Ltd.	6,494
11,664,450	China Telecom Corp. Ltd. "H"	6,315

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

6,242,825	China Unicom Hong Kong Ltd.	$7,404
4,581,000	CITIC Telecom International Holdings Ltd.	1,704
407,915	Hellenic Telecommunications Organization S.A.	5,173
217,389	KT Corp.	5,499
548,900	M1 Ltd.	836
2,002,559	Magyar Telekom Telecommunications plc	3,373
540,377	Nokia Oyj	3,268
124,427	Orange Belgium S.A.	2,522
1,440,435	Service Stream Ltd.	2,054
944,000	SmarTone Telecommunications Holdings Ltd.	1,074
973,700	StarHub Ltd.	1,152
498,962	Telefonaktiebolaget LM Ericsson "B"	4,567
131,100	Telefonica Brasil S.A. Preference Shares	1,633
49,100	Uniden Holdings Corp.	1,000
		59,642
	Total Communications	175,681

Consumer, Cyclical (9.0%)

Airlines (0.2%)

185,606	Air France-KLM(a)	2,292
241,810	Air New Zealand Ltd.	407
165,349	Dart Group plc	1,764
1,180,381	SAS AB(a)	2,985
		7,448

Apparel (1.7%)

615,928	Geox S.p.A.(b)	1,259
11,593	Hermes International(b)	7,342
155,821	LVMH Moet Hennessy Louis Vuitton SE	53,526
120,300	Sanyo Shokai Ltd.	1,934
83,900	Shikibo Ltd.	790
		64,851

Auto Manufacturers (0.7%)

5,627,370	Dongfeng Motor Group Co. Ltd. "H"	5,986
393,635	Honda Motor Co. Ltd.	11,134
136,433	Kia Motors Corp.	4,434
56,315	Renault S.A.	3,858
		25,412

Auto Parts & Equipment (1.5%)

171,360	Aisan Industry Co. Ltd.	1,162
41,052	CIE Automotive S.A.	1,167
648,100	Denso Corp.	27,804
100,240	Exedy Corp.	2,388
1,232	Georg Fischer AG	1,093
36,400	Imasen Electric Industrial	338
228,390	Keihin Corp.	4,010
78,534	Mekonomen AB	578
89,400	Nihon Plast Co. Ltd.	667
193,053	Nissin Kogyo Co. Ltd.	2,716
247,536	Schaeffler AG Preference Shares	2,269
190,990	Sumitomo Riko Co. Ltd.	1,743
65,566	Tachi-S Co. Ltd.	970
202,240	Tokai Rika Co. Ltd.	3,696
193,760	Toyoda Gosei Co. Ltd.	4,384
25,200	TPR Co. Ltd.	553
124,980	Unipres Corp.	2,225
		57,763

Distribution/Wholesale (0.3%)

30,773	D'ieteren S.A.	1,168
11,000	Elematec Corp.	178

3| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

100,400	Happinet Corp.	$1,283
133,372	Inchcape plc	1,000
404,964	Rexel S.A.	5,048
1,278,035	SIG plc	2,122
		10,799

Entertainment (0.4%)

184,845	Avex, Inc.	2,406
1,492,489	Cineworld Group plc	5,523
508,147	Kindred Group plc	5,330
		13,259

Food Service (1.2%)

2,059,237 Compass Group plc	45,476

Home Builders (0.1%)

23,062	Kaufman & Broad S.A.	906
183,659	Redrow plc	1,516
111,000	Tama Home Co. Ltd.	1,089
		3,511

Home Furnishings (0.2%)

58,300	Canon Electronics, Inc.	948
393,291	Howden Joinery Group plc	2,570
151,960	Maxell Holdings Ltd.	2,225
		5,743

Housewares (0.0%)

40,393 IG Design Group plc	296

Leisure Time (0.2%)

256,731	Hollywood Bowl Group plc	749
32,400	Mizuno Corp.	745
185,121	Technogym S.p.A.	2,371
243,800	Tokyo Dome Corp.	2,279
		6,144

Lodging (0.0%)

33,000 Fujita Kanko, Inc.	788

Retail (2.4%)

6,627,865	361 Degrees International Ltd.	1,309
89,100	Cawachi Ltd.	1,675
447,933	CECONOMY AG(a)	2,522
7,169	Cewe Stiftung & Co. KGAA	673
658,645	Citizen Watch Co. Ltd.	3,740
8,648,535	Daphne International Holdings Ltd.(a)	292
392,218	Dunelm Group plc	4,354
334,146	Grafton Group plc	3,541
753,681	Halfords Group plc	2,365
112,080	Honeys Holdings Co. Ltd.	976
96,500	Isetan Mitsukoshi Holdings Ltd.	957
1,916,000	IT Ltd.	940
943,797	JD Sports Fashion plc	5,830
1,369,520	Kingfisher plc	4,398
284,000	Kojima Co. Ltd.(a)	1,669
55,100	Komeri Co. Ltd.	1,388
175,200	Laox Co. Ltd.(a)	450
1,102,315	Marks & Spencer Group plc	3,991
18,000	McDonald's Holdings Co. (Japan) Ltd.	806
9,300	Nihon Chouzai Co. Ltd.	332
156,875	Nishimatsuya Chain Co. Ltd.	1,313
56,745	PAL GROUP Holdings Co. Ltd.	1,606

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

45,310	Shimamura Co. Ltd.	$3,825
15,548	Takkt AG	260
142,200	Transaction Co. Ltd.	948
80,646	Unieuro S.p.A.(a)	1,046
9,400	United Arrows Ltd.	310
229,800	Xebio Holdings Co. Ltd.	2,594
835,684	Yum China Holdings, Inc.	34,865
		88,975

Storage/Warehousing (0.0%)

89,000 Mitsui-Soko Holdings Co. Ltd.(a)	1,514

Toys/Games/Hobbies (0.1%)

113,447 Games Workshop Group plc	4,710
Total Consumer, Cyclical	336,689

Consumer, Non-cyclical (29.0%)

Agriculture (1.0%)

483,300	Feed One Co. Ltd.	785
105,900	Hokuto Corp.	1,884
718,198	Inghams Group Ltd.(b)	2,058
1,244,700	Japan Tobacco, Inc.	31,635
9,300	Yamatane Corp.	139
		36,501

Beverages (3.6%)

3,295,612	Ambev S.A. ADR	14,929
69,016	Britvic plc	841
149,678	Carlsberg A/S "B"	18,132
1,191,570	Diageo plc	46,046
293,238	Pernod Ricard S.A.	50,499
85,160	Royal Unibrew A/S	6,297
		136,744

Biotechnology (0.2%)

43,386	Basilea Pharmaceutica AG(a),(b)	2,153
166,291	Swedish Orphan Biovitrum AB(a)	3,613
21,000	UNIMAT Retirement Community Co. Ltd.	370
14,998	Vilmorin & Cie S.A.	962
93,816	Vitrolife AB	1,905
		9,003

Commercial Services (4.5%)

334,542	AA plc	400
141,029	Adecco Group AG	7,328
12,022	Amadeus Fire AG	1,262
3,592,000	AMVIG Holdings Ltd.	869
69,967	ASTM S.p.A.	1,834
424,187	BCA Marketplace plc	1,145
65,365	Benesse Holdings, Inc.	1,774
149,642	Bravida Holding AB	1,240
68,940	Cramo Oyj	1,350
560,062	CTT-Correios de Portugal S.A.	1,766
87,058	De La Rue plc	490
130,000	Duskin Co. Ltd.	3,221
577,311	Emeco Holdings Ltd.(a)	876
1,011,417	Equiniti Group plc(c)	2,690
1,817,928	Experian plc	47,344
42,427	Gruppo MutuiOnline S.p.A.	781
75,388	Hamburger Hafen und Logistik AG	1,646
1,169,459	Hays plc	2,358
33,254	Loomis AB "B"	1,210
33,800	Mamezou Holdings Co. Ltd.	311

5| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

419,861	Pagegroup plc	$2,508
52,400	Pasona Group, Inc.	751
283,770	Ramirent Oyj	1,933
579,025	Randstad N.V.	30,922
622,649	Redde plc	1,272
626,541	RELX plc	14,368
1,330,001	RELX plc	30,544
386,100	Riso Kyoiku Co. Ltd.	1,770
139,500	Shin Nippon Biomedical Laboratories Ltd.(a)	1,038
342,871	SThree plc	1,442
269,565	Toppan Forms Co. Ltd.	2,331
		168,774

Cosmetics/Personal Care (2.5%)

461,016	Beiersdorf AG	42,769
750,290	Essity AB "B"	20,934
17,400	Fancl Corp.	394
117,842	L'Oreal S.A.	29,743
		93,840

Food (4.8%)

99,100	Arcs Co. Ltd.	2,298
458,218	Danone S.A.	34,571
144,176	Greggs plc	3,423
1,429,779	J Sainsbury plc	4,343
32,900	Kyokuyo Co. Ltd.	887
215,197	Metcash Ltd.	398
263,004	METRO AG	4,417
41,700	Mitsubishi Shokuhin Co. Ltd.	1,083
1,067,539	Nestle S.A.	96,651
75,300	NH Foods Ltd.	2,746
28,300	Nisshin Oillio Group Ltd.	877
35,161	Salmar ASA	1,686
1,673,198	Sonae SGPS S.A.	1,785
268,362	SSP Group plc	2,364
351,776	Tate & Lyle plc	3,243
5,786,818	Tesco plc	17,346
		178,118

Healthcare Products (3.7%)

42,858	Ambu A/S "B"	1,005
164,405	Biotage AB	2,246
8,662	Eckert & Ziegler AG	838
208,835	Elekta AB "B"(b)	2,405
191,504	EssilorLuxottica S.A.	23,188
12,972	Lifco AB "B"	531
904,000	Olympus Corp.	39,943
482,101	QIAGEN N.V.(a)	18,436
836,300	Terumo Corp.	51,169
		139,761

Healthcare-Services (0.1%)

65,580	CMIC Holdings Co. Ltd.	1,024
59,085	Korian S.A.	2,211
1,086,345	Oceania Healthcare Ltd.	777
		4,012

Household Products/Wares (1.0%)

474,330 Reckitt Benckiser Group plc	36,282

Pharmaceuticals (7.6%)

59,700	Alfresa Holdings Corp.	1,727
71,743	AstraZeneca plc	5,842
685,633	Bayer AG	54,809

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

36,900	Daito Pharmaceutical Co. Ltd.	$964
52,515	Eisai Co. Ltd.	4,332
14,533	Galapagos N.V.(a)	1,426
59,731	Hikma Pharmaceuticals plc	1,322
247,106	Merck KGaA	25,516
535,183	Novartis AG	48,818
880,606	Novo Nordisk A/S "B"	43,209
105,650	Orexo AB(a),(b)	789
45,104	Recipharm AB "B"(a)	636
274,934	Roche Holding AG	76,388
28,000	Suzuken Co. Ltd.	1,532
235,015	Takeda Pharmaceutical Co. Ltd.	9,423
41,900	Toho Holdings Co. Ltd.	1,059
26,600	Towa Pharmaceutical Co. Ltd.	2,095
54,700	Tsumura & Co.	1,725
157,800	Vital KSK Holdings, Inc.	1,590
		283,202
	Total Consumer, Non-cyclical	1,086,237

Diversified (0.1%)

Holding Companies-Diversified (0.1%)

136,131 Industrivarden AB "C"	2,835

Energy (4.9%)

Coal (0.1%)

483,473	New Hope Corp. Ltd.	1,440
271,254	Whitehaven Coal Ltd.	847
		2,287

Energy-Alternate Sources (0.1%)

128,990	ERG S.p.A.	2,566
383,457	Falck Renewables S.p.A.	1,261
482,535	NEL ASA(a)	299
		4,126

Oil & Gas (4.4%)

987,682	Advantage Oil & Gas Ltd.(a)	1,681
270,802	ARC Resources Ltd.(b)	2,046
920,667	Beach Energy Ltd.	1,358
1,765,439	BP plc	12,513
49,000	Cosmo Energy Holdings Co. Ltd.	1,030
2,205,329	Eni S.p.A.	38,043
1,299,959	Gazprom PJSC ADR	6,136
521,530	Inpex Corp.	5,067
15,336	Israel Corp. Ltd.	4,312
174,370	Japan Petroleum Exploration Co. Ltd.	3,628
45,085	LUKOIL PJSC ADR	3,767
682,232	Painted Pony Energy Ltd.(a),(b)	762
1,313,577	Premier Oil plc(a)	1,293
537,111	Royal Dutch Shell plc "B"	16,845
1,175,725	Suncor Energy, Inc.	40,527
700,600	Surgutneftegas PJSC ADR	2,700
327,725	Surgutneftegas PJSC ADR	1,262
296,305	TOTAL S.A.	16,848
121,299	Tourmaline Oil Corp.	1,841
183,604	YPF S.A. ADR	2,596
230,285	Z Energy Ltd.	950
		165,205

Oil & Gas Services (0.3%)

186,449	Fugro N.V.(a),(b)	2,112
380,028	Maire Tecnimont S.p.A.	1,551

7| USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

990,594	Saipem S.p.A.(a)	$5,144
913,085	Trican Well Service Ltd.(a)	1,013
		9,820
	Total Energy	181,438

Financial (18.1%)

Banks (9.2%)

58,000	77 Bank Ltd.	929
14,400	Aichi Bank Ltd.	433
990,242	Allahabad Bank(a)	681
800,428	Bank of Ireland Group plc	5,203
9,034,895	Barclays plc	19,672
182,488	BNP Paribas S.A.	9,352
959,823	BPER Banca	4,056
1,378,209	CaixaBank S.A.	4,916
763,800	Canara Bank(a)	2,489
225,900	Chiba Kogyo Bank Ltd.	671
965,871	Corp. Bank(a)	415
259,865	Dah Sing Financial Holdings Ltd.	1,427
2,044,800	DBS Group Holdings Ltd.	37,569
45,870	Deutsche Pfandbriefbank AG(c)	565
216,300	FIDEA Holdings Co. Ltd.	258
51,000	Hokuhoku Financial Group, Inc.	558
1,690,685	HSBC Holdings plc	13,744
44,400	Hyakujushi Bank Ltd.	973
3,788,308	ING Groep N.V.	50,122
10,420,701	Intesa Sanpaolo S.p.A.	25,709
1,245,963	Israel Discount Bank Ltd. "A"	4,404
39,600	Juroku Bank Ltd.	828
515,640	KBC Group N.V.	38,194
733,619	Link Administration Holdings Ltd.	3,955
1,850,595	Mitsubishi UFJ Financial Group, Inc.	9,575
4,852,070	Mizuho Financial Group, Inc.	7,626
24,600	Nanto Bank Ltd.	472
56,681	NIBC Holding N.V.(c)	588
189,400	Sberbank of Russia PJSC ADR	2,415
221,100	Societe Generale S.A.	6,790
119,559	SpareBank 1 SMN	1,304
815,229	Standard Chartered plc	6,505
254,100	Sumitomo Mitsui Financial Group, Inc.	8,986
161,485	Sumitomo Mitsui Trust Holdings, Inc.	6,112
262,500	TOMONY Holdings, Inc.	975
238,100	Tsukuba Bank Ltd.	431
4,201,291	UBS Group AG(a)	53,461
2,884,655	Unicaja Banco S.A.(c)	3,380
598,432	UniCredit S.p.A.	8,145
5,753	VP Bank AG	798
		344,686

Diversified Financial Services (2.3%)

118,000	Aizawa Securities Co. Ltd.	750
101,575	BinckBank N.V.	723
19,701	Burford Capital Ltd.	462
462,064	Charter Court Financial Services Group plc	1,901
42,722	Close Brothers Group plc	856
45,630	Euronext N.V.(c)	2,785
822,504	FlexiGroup Ltd.	896
43,301	Flow Traders	1,256
357,717	GAM Holding AG	1,419
65,245,025	G-Resources Group Ltd.(a)	657
803,204	Housing Development Finance Corp. Ltd.	20,799
191,205	Ichiyoshi Securities Co. Ltd.	1,515
29,795	Intertrust N.V.	563
59,400	IwaiCosmo Holdings, Inc.	694

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

404,500	Japan Securities Finance Co. Ltd.	$2,246
598,657	Julius Baer Group Ltd.(a)	26,146
114,762	KB Financial Group, Inc.	4,525
226,702	Magellan Financial Group Ltd.(b)	5,606
142,194	McMillan Shakespeare Ltd.	1,222
1,256,100	Nomura Holdings, Inc.	4,852
160,664	Resurs Holding AB(c)	1,043
22,900	Ricoh Leasing Co. Ltd.	704
124,373	Shinhan Financial Group Co. Ltd.	4,827
482,315	Tochigi Bank Ltd.	1,013
		87,460

Insurance (4.5%)

118,518	Ageas	5,841
8,085,800	AIA Group Ltd.	80,861
22,361	ASR Nederland N.V.	985
433,445	Assicurazioni Generali S.p.A.	7,738
304,932	Coface S.A.(a)	2,744
325,350	Dai-ichi Life Holdings, Inc.	4,920
1,458,441	Just Group plc	1,994
240,801	Phoenix Group Holdings plc	2,232
705,471	Prudential plc	14,878
7,200,628	Shin Kong Financial Holding Co. Ltd.(d)	2,136
288,884	Societa Cattolica di Assicurazioni	2,691
509,840	T&D Holdings, Inc.	6,113
363,803	Tongyang Life Insurance Co. Ltd.	1,561
324,150	Unipol Gruppo S.p.A.	1,477
20,682	Vienna Insurance Group AG Wiener Versicherung Gruppe	499
95,433	Zurich Insurance Group AG	31,554
		168,224

Investment Companies (0.1%)

482,100 Uranium Participation Corp.(a)	1,744

Private Equity (0.1%)

36,154	AURELIUS Equity Opportunities SE & Co. KGaA	1,637
105,307	Intermediate Capital Group plc	1,464
		3,101

Real Estate (1.0%)

81,853	ADO Properties S.A.	4,697
75,151	CA Immobilien Anlagen AG	2,537
31,900	Cosmos Initia Co. Ltd.	173
53,379	DIC Asset AG	595
152,359	Dios Fastigheter AB	1,195
65,300	FJ Next Co. Ltd.	537
122,000	Great Eagle Holdings Ltd.	606
97,637	Hemfosa Fastigheter AB	834
1,282,422	Klovern AB "B"	1,708
78,860	Kungsleden AB	589
244,800	Mitsubishi Estate Co. Ltd.	4,201
84,100	Mugen Estate Co. Ltd.	457
112,038	Nexity S.A.	5,472
97,637	Nyfosa AB(a)	564
44,000	Raysum Co. Ltd.	453
114,521	Sagax AB "D"	418
990,257	Sirius Real Estate Ltd.	788
157,671	TAG Immobilien AG	3,677
31,100	Tosei Corp.	284
162,800	Unizo Holdings Co. Ltd.	3,137
304,709	Watkin Jones plc	883
283,969	Wihlborgs Fastigheter AB	3,772
		37,577

9| USAA International Fund

Market
Number	Value
of Shares Security	(000)

REITS (0.9%)

297,619	Abacus Property Group	$762
26,922	Befimmo S.A.	1,465
106,768	Big Yellow Group plc	1,389
366,665	British Land Co. plc	2,938
3,230,000	Champion REIT	2,584
4,209	Covivio	423
592,890	GDI Property Group	591
137,251	Great Portland Estates plc	1,387
212,889	Immobiliare Grande Distribuzione SIIQ S.p.A.	1,509
39,013	Invesco Office J-Reit, Inc.	5,625
272,695	Irish Residential Properties REIT plc	484
4,534	Japan Excellent, Inc.	6,260
112	Kenedix Office Investment Corp.	747
247,832	Land Securities Group plc	2,957
136,447	Mercialys S.A.	1,996
646	One REIT, Inc.	1,587
709,372	Regional REIT Ltd.(c)	956
		33,660
	Total Financial	676,452

Industrial (16.0%)

Aerospace/Defense (1.2%)

70,336	Avon Rubber plc	1,185
54,504	FACC AG(b)	857
187,969	Meggitt plc	1,344
66,076	MTU Aero Engines AG	14,167
2,165,093	Rolls-Royce Holdings plc(a)	27,425
		44,978

Building Materials (2.0%)

243,407	Cie de Saint-Gobain	8,766
311,400	Daikin Industries Ltd.	33,776
138,841	LafargeHolcim Ltd.(a)	6,872
245,400	Nippon Sheet Glass Co. Ltd.	2,032
133,715	Sika AG	18,087
73,800	Taiheiyo Cement Corp.	2,519
55,253	Vicat S.A.	2,653
		74,705

Electrical Components & Equipment (2.6%)

305,240	Funai Electric Co. Ltd.(a)	2,078
631,000	Johnson Electric Holdings Ltd.	1,540
392,650	Legrand S.A.	25,904
21,800	Nippon Seisen Co. Ltd.	670
21,900	Sansha Electric Manufacturing Co. Ltd.	195
774,369	Schneider Electric SE	60,265
168,900	SWCC Showa Holdings Co. Ltd.	1,093
275,555	Ushio, Inc.	3,090
221,118	Zumtobel Group AG(a),(b)	1,977
		96,812

Electronics (3.4%)

239,200	A&D Co. Ltd.	1,633
126,057	AT&S Austria Technologie & Systemtechnik AG	2,323
19,500	Cosel Co. Ltd.	205
3,870	dormakaba Holding AG(a),(b)	2,451
7,824	Dr Hoenle AG	423
217,354	Electrocomponents plc	1,596
250,300	Furuno Electric Co. Ltd.	2,120
141,790	Hosiden Corp.	1,133
1,023,700	Hoya Corp.	62,497

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

226,170	Ibiden Co., Ltd.	$3,206
11,264	Isra Vision AG	475
32,300	Ituran Location and Control Ltd.	1,192
590,300	Kyocera Corp.	32,522
166,995	Mycronic AB	2,459
362,328	Nichicon Corp.	3,238
287,935	NOK Corp.	4,634
24,500	Shibaura Mechatronics Corp.	841
56,118	Simplo Technology Co. Ltd.(d)	394
142,400	Star Micronics Co. Ltd.	2,164
91,945	Tokyo Seimitsu Co. Ltd.	2,364
		127,870

Engineering & Construction (1.0%)

44,992	AF AB "B"	819
24,437	Akka Technologies	1,540
4,319,265	China Machinery Engineering Corp. "H"	2,305
290,680	Chiyoda Corp.	806
38,700	Daiho Corp.	1,123
333,662	Downer EDI Ltd.	1,761
22,500	Fudo Tetra Corp.	333
177,037	Galliford Try plc	1,736
54,916	Gaztransport Et Technigaz S.A.	4,941
268,805	JGC Corp.	3,904
354,900	Maeda Corp.	3,751
55,600	Matsui Construction Co. Ltd.	367
152,200	Meisei Industrial Co. Ltd.	1,032
64,700	Miyaji Engineering Group, Inc.	1,201
57,768	Morgan Sindall Group plc	1,024
47,700	Nishimatsu Construction Co. Ltd.	1,109
470,200	OSJB Holdings Corp.	1,236
15,663	Per Aarsleff Holding A/S	530
24,162	Porr AG(b)	524
976,006	Raubex Group Ltd.	1,288
205,700	Sanki Engineering Co. Ltd.	2,233
100,000	Sumitomo Mitsui Construction Co. Ltd.	657
37,900	Tokyu Construction Co. Ltd.	323
221,700	Toyo Construction Co. Ltd.	909
218,095	Toyo Engineering Corp.(a)	1,415
60,400	Wakachiku Construction Co. Ltd.	826
		37,693

Environmental Control (0.0%)

77,400 Oyo Corp.	825

Hand/Machine Tools (0.0%)

72,500 Punch Industry Co. Ltd.	380

Machinery-Construction & Mining (0.3%)

63,800	Kato Works Co. Ltd.	1,553
163,725	Mitsubishi Heavy Industries Ltd.	6,655
19,234	Palfinger AG	547
11,900	Sakai Heavy Industries Ltd.	253
		9,008

Machinery-Diversified (1.3%)

95,500	FANUC Corp.	15,799
141,700	Hisaka Works Ltd.	1,144
1,886,400	Kubota Corp.	25,428
11,000	OKUMA Corp.	606
204,726	Talgo S.A.(a),(c)	1,372
73,600	THK Co. Ltd.	1,807
85,151	Toshiba Machine Co. Ltd.	1,728
9,300	Tsubakimoto Chain Co.	344

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)

124,600	Tsugami Corp.	$829
		49,057

Metal Fabrication/Hardware (0.2%)

128,700	Ahresty Corp.	788
244,393	Bodycote plc	2,460
181,856	Lindab International AB	1,697
5,800	Mory Industries, Inc.	134
138,780	Neturen Co. Ltd.	1,124
20,100	Onoken Co. Ltd.	291
38,900	Shinsho Corp.	884
23,100	Toho Zinc Co. Ltd.	674
		8,052

Miscellaneous Manufacturers (1.1%)

615,784	AGFA-Gevaert N.V.(a)	2,388
102,858	Alstom S.A.	4,471
58,736	Ansell Ltd.	1,026
978,300	China Sunsine Chemical Holdings Ltd.	955
58,280	Enplas Corp.	1,555
164,480	Nikon Corp.	2,488
380,028	Orica Ltd.	4,758
887,706	Smiths Group plc	16,843
100,700	Tamron Co. Ltd.	1,949
58,300	Toyobo Co. Ltd.	826
224,664	Vesuvius plc	1,810
		39,069

Packaging & Containers (0.5%)

1,068,897	Amcor Ltd.	11,411
132,685	Huhtamaki Oyj	4,804
3,569	Mayr Melnhof Karton AG	481
3,092,784	Nampak Ltd.(a)	2,512
		19,208

Shipbuilding (0.1%)

4,830,200 Yangzijiang Shipbuilding Holdings Ltd.	5,109

Transportation (2.3%)

4,397	AP Moller - Maersk A/S "B"	5,926
251,740	bpost S.A.	2,296
133,287	BW Offshore Ltd.(a)	607
595,966	Canadian National Railway Co.	51,181
62,368	Cia de Distribucion Integral Logista Holdings S.A.	1,571
178,912	D/S Norden A/S(a),(b)	2,554
1,413,196	Firstgroup plc(a)	1,675
122,229	Go-Ahead Group plc	3,314
31,400	Kamigumi Co. Ltd.	727
70,900	Kintetsu World Express, Inc.	1,122
26,120	Kuehne & Nagel International AG(b)	3,409
64,300	Nankai Electric Railway Co. Ltd.	1,724
591,425	National Express Group plc	3,329
13,645,145	Pacific Basin Shipping Ltd.	2,972
1,306,382	PostNL N.V.	3,514
		85,921

Trucking & Leasing (0.0%)

126,800 Fly Leasing Ltd. ADR(a)	1,456
Total Industrial	600,143

Portfolio of Investments | 12

Market
Number	Value
of Shares Security	(000)

Technology (7.7%)

Computers (2.6%)

5,000,745	Acer, Inc.(a),(d)	$3,295
7,510	Bechtle AG	644
78,700	Bell System24 Holdings, Inc.	1,039
514,000	Camsing International Holding Ltd.(b)	528
219,549	Check Point Software Technologies Ltd.(a)	26,851
1,506,434	Compal Electronics, Inc. GDR(e)	4,674
13,200	Compal Electronics, Inc. GDR(f)	41
378,645	Eurotech S.p.A.(a)	1,624
286,000	Foxconn Technology Co. Ltd.(d)	585
72,834	Fujitsu Ltd.	4,906
156,600	Ines Corp.	1,829
3,238,000	Innolux Corp.(d)	1,076
28,905	Melco Holdings, Inc.	996
13,300	Roland DG Corp.	278
47,200	Scala, Inc.	342
1,292,750	Serco Group plc(a)	2,217
226,341	Softcat plc	2,276
107,488	Solutions 30 S.E.(a)	1,335
6,241	Sopra Steria Group	734
1,490,283	Tata Consultancy Services Ltd.	41,560
		96,830

Office/Business Equipment (0.2%)

163,440	Canon, Inc.	4,694
131,168	Neopost S.A.	3,443
12,700	Toshiba TEC Corp.	357
		8,494

Semiconductors (1.2%)

55,900	Advantest Corp.	1,319
14,091	Elmos Semiconductor AG	389
278,540	MediaTek, Inc.(d)	2,472
66,200	Miraial Co. Ltd.	731
6,800	NuFlare Technology, Inc.	389
38,900	Sanken Electric Co. Ltd.	758
140,660	Shinko Electric Industries Co. Ltd.	1,017
31,990	Siltronic AG	3,127
862,234	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,670
8,900	V Technology Co. Ltd.	1,169
		45,041

Software (3.7%)

27,500	Advanced Media, Inc.(a)	417
610,598	Amadeus IT Group S.A.	45,978
914,132	Bravura Solutions Ltd.	3,320
156,800	Capcom Co. Ltd.	3,141
99,699	Dassault Systemes SE	14,589
161,695	DeNA Co. Ltd.	2,488
154,560	EMIS Group plc	1,947
144,300	Focus Systems Corp.	1,267
796,220	Gree, Inc.	3,350
690,612	Learning Technologies Group plc	634
2,265,000	Leyou Technologies Holdings Ltd.(a),(b)	632
14,274	Nemetschek SE	2,085
291,264	NetEnt AB(a)	1,136
34,200	NSD Co. Ltd.	772
528,715	SAP SE	56,651
		138,407
	Total Technology	288,772

13 | USAA International Fund

Market
Number	Value
of Shares Security	(000)

Utilities (1.7%)

Electric (1.6%)

22,228	Albioma S.A.	$485
385,200	Cia Paranaense de Energia Preference Shares	3,665
423,332	E.ON SE	4,664
13,010	Elia System Operator S.A.	926
2,203,752	Engie S.A.	33,213
44,414	EVN AG	668
815,197	Hera S.p.A.	2,717
412,800	Hokkaido Electric Power Co., Inc.	2,629
1,405,877	Iren S.p.A.	3,496
1,367,505	NTPC Ltd.	2,723
133,902	REN - Redes Energeticas Nacionais SGPS S.A.	398
178,675	RWE AG	4,361
		59,945

Gas (0.1%)

2,930,382 Centrica plc	4,839
Total Utilities	64,784
Total Common Stocks (cost: $2,878,100)	3,681,167

EXCHANGE-TRADED FUNDS (0.1%)

76,841 iShares Core MSCI EAFE ETF (cost: $4,426)	4,633

INVESTMENT COMPANIES (0.1%)

6,647 HBM Healthcare Investments AG "A"(a) (cost: $770)	1,112

PREFERRED STOCKS (0.0%)

Industrial (0.0%)

Building Materials (0.0%)

25,059 Buzzi Unicem S.p.A. (cost: $250)	313
Total Equity Securities (cost: $2,883,546)	3,687,225

MONEY MARKET INSTRUMENTS (1.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)

42,775,589 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(g)
(cost: $42,776)	42,776

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

44,248	Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(g)	44
12,897,563	HSBC U.S. Government Money Market Fund Class I, 2.37%(g)	12,898
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $12,942)	12,942
	Total Investments (cost: $2,939,264)	$3,742,943

Portfolio of Investments | 14

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$3,666,535	$14,632	$—	$3,681,167
Exchange-Traded Funds	4,633	—	—	4,633
Investment Companies	1,112	—	—	1,112
Preferred Stocks	313	—	—	313
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	42,776	—	—	42,776
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	12,942	—	—	12,942
Total	$3,728,311	$14,632	$—	$3,742,943

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

15 | USAA International Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is

Notes to Portfolio of Investments | 16

used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

17 | USAA International Fund

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Notes to Portfolio of Investments | 18

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$19,385,000(1)	$8,071,000	$12,942,000

(1)Includes $861,000 of securities on loan that were sold prior to February 28, 2019.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,740,247,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 97.1% of net assets at February 28, 2019.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

19 | USAA International Fund

REITS Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of February 28, 2019.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Securities with a value of $14,632,000, which represented 0.4% of the Fund's net assets, were classified as Level 2 as of February 28, 2019, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(e)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $4,674,000, which represented 0.1% of the Fund's net assets.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(g)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MANAGED ALLOCATION FUND

FEBRUARY 28, 2019

(Form N-Q)

93926-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

February 28, 2019 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.7%)

EXCHANGE-TRADED FUNDS (99.7%)

Domestic Exchange-Traded Funds (25.4%)

1,207,360 iShares Russell 2000 ETF$ 189,290

Fixed-Income Exchange-Traded Funds (74.3%)

1,767,270	iShares 7-10 Year Treasury Bond ETF "B"(a)	183,990
1,088,600	iShares iBoxx $ High Yield Corporate Bond ETF(a)	93,347
2,619,270	SPDR Bloomberg Barclays High Yield Bond ETF(a)	93,482
6,044,540	SPDR Portfolio Short Term Corporate Bond ETF	183,875
		554,694
	Total Exchange-Traded Funds (cost: $746,365)	743,984
	Total Equity Securities (cost: $746,365)	743,984

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

2,704,060 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(b)
(cost: $2,704)	2,704

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (20.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (20.1%)

6,395,876	Federated Government Obligations Fund Institutional Class, 2.28%(b)	6,396
35,672,000	Fidelity Government Portfolio Class I, 2.29%(b)	35,672
36,467,909	Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(b)	36,468
36,541,795	HSBC U.S. Government Money Market Fund Class I, 2.37%(b)	36,542
35,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 2.60%(b)	35,000
	Total Short-Term Investments Purchased
	with Cash Collateral from Securities
	Loaned (cost: $150,078)	150,078
	Total Investments (cost: $899,147)	$896,766

1| USAA Managed Allocation Fund

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds	$743,984	$—	$—	$743,984
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,704	—	—	2,704
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	150,078	—	—	150,078
Total	$896,766	$—	$—	$896,766

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is

3| USAA Managed Allocation Fund

used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at

Notes to Portfolio of Investments | 4

the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$146,647,000	$—	$150,078,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $746,178,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain SEC exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment

5| USAA Managed Allocation Fund

Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of February 28, 2019.

(b)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

FEBRUARY 28, 2019

(Form N-Q)

48478-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals And Minerals Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

COMMON STOCKS (99.3%)

Basic Materials (99.3%)

Mining (99.3%)

650,000	Agnico Eagle Mines Ltd.	$27,599
7,500,000	Alacer Gold Corp.(a)	18,751
2,800,000	Alamos Gold, Inc. "A"	13,532
40,000	AXMIN, Inc., acquired 6/03/2008; cost $159(a),(b),(c)	17
200,000	AXMIN, Inc.(a),(b)	87
4,600,000	B2Gold Corp.(a)	14,472
2,456,080	Barrick Gold Corp.	31,045
6,500,000	Centamin plc	7,903
2,650,000	Centerra Gold, Inc.(a)	13,814
900,000	Cia de Minas Buenaventura S.A. ADR	14,976
1,750,000	Continental Gold, Inc.(a)	3,059
2,350,000	Dacian Gold Ltd.(a),(d)	4,701
810,000	Detour Gold Corp.(a)	8,199
13,200,000	Doray Minerals Ltd.(a)	4,073
4,800,000	Dundee Precious Metals, Inc.(a)	17,070
1,400,000	Eldorado Gold Corp.(a)	6,090
800,000	Endeavour Mining Corp.(a),(d)	12,165
120,000	Franco-Nevada Corp.(d)	9,047
600,000	Fresnillo plc	6,844
9,374,990	Gascoyne Resources Ltd.(a),(d)	652
2,700,000	Gold Fields Ltd. ADR	11,151
850,000	Goldcorp, Inc.	8,959
1,920,000	Golden Star Resources Ltd.(a),(d)	7,296
8,566,400	Great Basin Gold Ltd.(a),(b),(e),(f)	—
6,500,000	Great Basin Gold Ltd., acquired 3/30/2012; cost $4,455(a),(b),(c),(e),(f)	—
1,700,000	Guyana Goldfields, Inc.(a),(d)	1,873
1,800,000	IAMGOLD Corp.(a)	6,012
1,081,500	Ivanhoe Mines Ltd. "A"(a),(d)	2,827
7,063,636	Kingsgate Consolidated Ltd.(a)	802
3,900,000	Kinross Gold Corp.(a)	12,987
700,000	Kirkland Lake Gold Ltd.	25,597
750,000	MAG Silver Corp.(a),(d)	7,352
5,757,622	Nautilus Minerals, Inc., acquired 2/02/2007-4/06/2016; cost $4,261(a),(b),(c),(d),(e),(f)	219
950,000	Newcrest Mining Ltd.	16,389
730,000	Newmont Mining Corp.	24,908
375,000	Northern Star Mining Ltd.(b),(e),(f)	—
2,800,000	Northern Star Resources Ltd.	18,372
6,200,000	OceanaGold Corp.	19,976
535,700	Osisko Gold Royalties Ltd.(d)	6,004
463,013	Pan American Silver Corp.	6,185
1,510,000	Pan American Silver Corp.(d)	20,174
11,800,000	Perseus Mining Ltd.(a)	3,631
10,450,000	Perseus Mining Ltd.(a)	3,216
600,000	Pretium Resources, Inc.(a),(d)	4,854
10,700,000	Ramelius Resources Ltd.(a)	4,668
3,500,000	Roxgold, Inc.(a)	2,287

1| USAA Precious Metals And Minerals Fund

		Market
Number		Value
of Shares	Security	(000)

85,000	Royal Gold, Inc.	$7,515
4,000,000	Saracen Mineral Holdings Ltd.(a)	7,349
4,300,000	SEMAFO, Inc.(a)	12,090
800,000	SSR Mining, Inc.(a)	11,120
3,600,000	St. Barbara Ltd.	11,415
800,000	Torex Gold Resources, Inc.(a)	9,678
1,000,000	Westgold Resources Ltd.(a)	858
1,200,000	Wheaton Precious Metals Corp.	26,112
3,700,000	Yamana Gold, Inc.	9,546
	Total Basic Materials	525,518
	Total Common Stocks (cost: $663,585)	525,518

RIGHTS (0.3%)

Basic Materials (0.3%)

Mining (0.3%)

2,400,000 Pan American Silver Corp. (e),(f) (cost: $1,501)	1,631

WARRANTS (0.0%)

Basic Materials (0.0%)

Mining (0.0%)

779,738	Westgold Resources Ltd.(a),(d) (cost: $0)			7
	Total Equity Securities (cost: $665,086)			527,156

Principal		Coupon
Amount
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.5%)
	COMMERCIAL PAPER (0.5%)
$2,513	Enterprise Products Operating LLC (g) (cost: $2,513)	2.60%	03/01/2019	2,513

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
693	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(h) (cost: $1)			1
	Total Money Market Instruments (cost: $2,514)			2,514

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.0%)

20,902,600	Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(h)	20,903
5,557,945	HSBC U.S. Government Money Market Fund Class I, 2.37%(h)	5,558
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $26,461)	26,461
	Total Investments (cost: $694,061)	$556,131

Portfolio of Investments | 2

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$525,299	$—	$219	$525,518
Rights	—	—	1,631	1,631
Warrants	7	—	—	7
Money Market Instruments:
Commercial Paper	—	2,513	—	2,513
Government & U.S. Treasury Money Market
Funds	1	—	—	1
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	26,461	—	—	26,461
Total	$551,768	$2,513	$1,850	$556,131

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification Systems (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.

3| USAA Precious Metals And Minerals Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to replace portfolio managers employed by AMCO that currently manage all or a portion of the Fund with portfolio managers from one or more investment teams employed by Victory.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 4

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

5| USAA Precious Metals And Minerals Fund

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$37,319,000(1)	$9,587,000	$26,461,000

(1)Includes $4,315,000 of securities on loan that were sold prior to February 28, 2019.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $528,967,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 88.6% of net assets at February 28, 2019.

Notes to Portfolio of Investments | 6

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

CATEGORIES AND DEFINITIONS

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing. Rate represents an annualized yield at time of purchase or coupon rate, if applicable.

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

7| USAA Precious Metals And Minerals Fund

(c)Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at February 28, 2019, was $236,000, which represented less than 0.1% of the Fund's net assets.

(d)The security, or a portion thereof, was out on loan as of February 28, 2019.

(e)Security was fair valued at February 28, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $1,850,000, which represented 0.3% of the Fund's net assets.

(f)Security was classified as Level 3.

(g)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(h)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TREASURY MONEY MARKET TRUST

FEBRUARY 28, 2019

(Form N-Q)

48474-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

February 28, 2019 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

U.S. TREASURY SECURITIES (65.3%)

Bills (49.4%)(a)

$7,000 U.S. Treasury Bill		2.26%	3/07/2019 $	6,997
13,000	U.S. Treasury Bill	2.29	3/07/2019	12,995
25,000	U.S. Treasury Bill	2.30	3/14/2019	24,979
25,000	U.S. Treasury Bill	2.30	3/21/2019	24,968
5,300	U.S. Treasury Bill	2.32	3/28/2019	5,291
30,000	U.S. Treasury Bill	2.33	3/21/2019	29,961
2,000	U.S. Treasury Bill	2.33	3/28/2019	1,997
8,400	U.S. Treasury Bill	2.33	3/28/2019	8,385
45,000	U.S. Treasury Bill	2.34	3/21/2019	44,941
35,000	U.S. Treasury Bill	2.34	5/23/2019	34,811
42,400	U.S. Treasury Bill	2.35	3/28/2019	42,325
40,000	U.S. Treasury Bill	2.35	3/28/2019	39,929
25,000	U.S. Treasury Bill	2.36	3/28/2019	24,956
40,000	U.S. Treasury Bill	2.36	3/28/2019	39,929
3,300	U.S. Treasury Bill	2.36	4/04/2019	3,293
15,300	U.S. Treasury Bill	2.36	4/04/2019	15,266
5,100	U.S. Treasury Bill	2.36	6/06/2019	5,068
60,000	U.S. Treasury Bill	2.36	6/06/2019	59,618
15,400	U.S. Treasury Bill	2.37	4/04/2019	15,366
1,900	U.S. Treasury Bill	2.37	4/04/2019	1,896
35,000	U.S. Treasury Bill	2.37	4/04/2019	34,922
11,000	U.S. Treasury Bill	2.37	4/04/2019	10,975
9,600	U.S. Treasury Bill	2.37	4/25/2019	9,565
40,000	U.S. Treasury Bill	2.37	5/02/2019	39,837
75,000	U.S. Treasury Bill	2.37	5/16/2019	74,626
50,000	U.S. Treasury Bill	2.37	5/30/2019	49,704
25,000	U.S. Treasury Bill	2.37	6/13/2019	24,829
53,000	U.S. Treasury Bill	2.37	6/27/2019	52,588
6,600	U.S. Treasury Bill	2.38	4/04/2019	6,585
35,000	U.S. Treasury Bill	2.38	4/04/2019	34,921
8,400	U.S. Treasury Bill	2.38	4/04/2019	8,381
12,500	U.S. Treasury Bill	2.38	4/11/2019	12,466
8,900	U.S. Treasury Bill	2.38	4/18/2019	8,872
25,000	U.S. Treasury Bill	2.38	4/25/2019	24,909
12,600	U.S. Treasury Bill	2.38	4/25/2019	12,554
25,000	U.S. Treasury Bill	2.38	5/02/2019	24,898
20,000	U.S. Treasury Bill	2.38	5/09/2019	19,909
3,800	U.S. Treasury Bill	2.38	5/30/2019	3,777
3,700	U.S. Treasury Bill	2.38	5/30/2019	3,678
30,000	U.S. Treasury Bill	2.38	6/06/2019	29,808
25,000	U.S. Treasury Bill	2.38	6/06/2019	24,840
5,000	U.S. Treasury Bill	2.38	6/06/2019	4,968
25,000	U.S. Treasury Bill	2.38	6/20/2019	24,817
35,000	U.S. Treasury Bill	2.38	6/20/2019	34,743
8,000	U.S. Treasury Bill	2.38	6/27/2019	7,938
30,000	U.S. Treasury Bill	2.38	6/27/2019	29,766
35,000	U.S. Treasury Bill	2.39	4/04/2019	34,921
5,300	U.S. Treasury Bill	2.39	4/11/2019	5,286
10,750	U.S. Treasury Bill	2.39	4/11/2019	10,721
90,000	U.S. Treasury Bill	2.39	4/11/2019	89,755

1| USAA Treasury Money Market Trust

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$25,000	U.S. Treasury Bill	2.39%	4/18/2019 $	24,920
15,000	U.S. Treasury Bill	2.39	4/18/2019	14,952
8,500	U.S. Treasury Bill	2.39	4/25/2019	8,469
10,000	U.S. Treasury Bill	2.39	5/09/2019	9,954
36,000	U.S. Treasury Bill	2.39	5/16/2019	35,818
30,000	U.S. Treasury Bill	2.39	5/23/2019	29,835
22,000	U.S. Treasury Bill	2.39	5/30/2019	21,869
35,000	U.S. Treasury Bill	2.39	5/30/2019	34,791
8,600	U.S. Treasury Bill	2.39	6/06/2019	8,545
60,000	U.S. Treasury Bill	2.39	6/13/2019	59,585
50,000	U.S. Treasury Bill	2.39	7/11/2019	49,562
10,000	U.S. Treasury Bill	2.39	7/11/2019	9,912
8,000	U.S. Treasury Bill	2.39	7/11/2019	7,930
1,000	U.S. Treasury Bill	2.39	7/18/2019	991
2,500	U.S. Treasury Bill	2.39	7/18/2019	2,477
6,100	U.S. Treasury Bill	2.40	4/11/2019	6,083
4,700	U.S. Treasury Bill	2.40	4/11/2019	4,687
5,700	U.S. Treasury Bill	2.40	4/18/2019	5,682
8,200	U.S. Treasury Bill	2.40	4/25/2019	8,170
4,100	U.S. Treasury Bill	2.40	4/25/2019	4,085
20,000	U.S. Treasury Bill	2.40	5/16/2019	19,899
4,100	U.S. Treasury Bill	2.40	5/30/2019	4,075
3,400	U.S. Treasury Bill	2.40	6/20/2019	3,375
3,500	U.S. Treasury Bill	2.40	6/20/2019	3,474
2,000	U.S. Treasury Bill	2.40	6/20/2019	1,985
4,600	U.S. Treasury Bill	2.40	6/27/2019	4,564
2,900	U.S. Treasury Bill	2.40	6/27/2019	2,877
3,400	U.S. Treasury Bill	2.40	6/27/2019	3,373
2,800	U.S. Treasury Bill	2.40	7/18/2019	2,774
5,300	U.S. Treasury Bill	2.40	7/18/2019	5,251
2,100	U.S. Treasury Bill	2.40	7/25/2019	2,080
2,400	U.S. Treasury Bill	2.40	7/25/2019	2,377
20,000	U.S. Treasury Bill	2.41	4/18/2019	19,936
50,000	U.S. Treasury Bill	2.41	4/18/2019	49,839
5,000	U.S. Treasury Bill	2.41	4/25/2019	4,982
10,000	U.S. Treasury Bill	2.41	5/02/2019	9,958
5,500	U.S. Treasury Bill	2.41	5/16/2019	5,472
2,200	U.S. Treasury Bill	2.41	5/16/2019	2,189
6,000	U.S. Treasury Bill	2.41	6/06/2019	5,961
2,000	U.S. Treasury Bill	2.41	6/13/2019	1,986
7,400	U.S. Treasury Bill	2.41	6/13/2019	7,349
4,900	U.S. Treasury Bill	2.41	6/13/2019	4,866
2,100	U.S. Treasury Bill	2.41	6/13/2019	2,085
65,000	U.S. Treasury Bill	2.41	6/20/2019	64,518
7,400	U.S. Treasury Bill	2.41	6/20/2019	7,345
1,700	U.S. Treasury Bill	2.41	7/11/2019	1,685
32,800	U.S. Treasury Bill	2.41	7/18/2019	32,495
4,200	U.S. Treasury Bill	2.41	7/18/2019	4,161
45,000	U.S. Treasury Bill	2.41	7/25/2019	44,560
25,000	U.S. Treasury Bill	2.42	4/11/2019	24,931
35,000	U.S. Treasury Bill	2.42	4/18/2019	34,887
9,500	U.S. Treasury Bill	2.42	4/18/2019	9,469
8,800	U.S. Treasury Bill	2.42	4/25/2019	8,767
7,000	U.S. Treasury Bill	2.42	5/02/2019	6,971
7,700	U.S. Treasury Bill	2.42	5/02/2019	7,668
4,700	U.S. Treasury Bill	2.42	5/02/2019	4,680
11,500	U.S. Treasury Bill	2.42	5/02/2019	11,452
13,800	U.S. Treasury Bill	2.42	5/09/2019	13,736
28,000	U.S. Treasury Bill	2.42	7/11/2019	27,752
2,100	U.S. Treasury Bill	2.42	7/18/2019	2,080
4,500	U.S. Treasury Bill	2.42	8/01/2019	4,454
3,700	U.S. Treasury Bill	2.42	8/01/2019	3,662
25,000	U.S. Treasury Bill	2.42	8/08/2019	24,731
3,400	U.S. Treasury Bill	2.42	8/08/2019	3,363
7,900	U.S. Treasury Bill	2.42	8/15/2019	7,811
25,000	U.S. Treasury Bill	2.43	4/25/2019	24,907

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,100	U.S. Treasury Bill	2.43%	5/02/2019 $	5,079
10,000	U.S. Treasury Bill	2.43	5/02/2019	9,958
50,000	U.S. Treasury Bill	2.43	5/09/2019	49,768
9,200	U.S. Treasury Bill	2.43	5/16/2019	9,153
2,700	U.S. Treasury Bill	2.43	7/18/2019	2,675
2,000	U.S. Treasury Bill	2.43	8/15/2019	1,977
12,400	U.S. Treasury Bill	2.44	5/02/2019	12,348
8,900	U.S. Treasury Bill	2.44	5/09/2019	8,858
5,400	U.S. Treasury Bill	2.44	5/09/2019	5,375
11,500	U.S. Treasury Bill	2.44	5/09/2019	11,446
2,400	U.S. Treasury Bill	2.44	8/15/2019	2,373
14,400	U.S. Treasury Bill	2.45	4/25/2019	14,346
7,500	U.S. Treasury Bill	2.45	5/02/2019	7,468
4,000	U.S. Treasury Bill	2.45	5/09/2019	3,981
35,000	U.S. Treasury Bill	2.45	5/09/2019	34,836
4,000	U.S. Treasury Bill	2.45	5/16/2019	3,979
4,200	U.S. Treasury Bill	2.45	7/18/2019	4,160
7,500	U.S. Treasury Bill	2.46	5/09/2019	7,465
22,800	U.S. Treasury Bill	2.46	5/23/2019	22,671
8,200	U.S. Treasury Bill	2.46	5/23/2019	8,154
7,400	U.S. Treasury Bill	2.46	5/23/2019	7,358
				2,327,087

Notes (15.9%)

2,800	U.S. Treasury Note	0.88	4/15/2019	2,795
90,000	U.S. Treasury Note	2.42	1/31/2020	89,979
195,000	U.S. Treasury Note (3 mo. USTMMR + 0.05%)(b)	2.47	10/31/2019	195,118
212,000	U.S. Treasury Note (3 mo. USTMMR + 0.06%)(b)	2.48	7/31/2019	212,096
252,000	U.S. Treasury Note (3 mo. USTMMR + 0.07%)(b)	2.49	4/30/2019	252,059
				752,047
	Total U.S. Treasury Securities (cost: $3,079,134)			3,079,134

REPURCHASE AGREEMENTS (34.4%)

600,000 Fixed Income Clearing Corp., 2.55%, acquired 2/28/2019 and due on 3/01/2019 at $600,000 (collateralized by $630,765 of U.S. Treasury, 2.25%, due 8/15/2027; market value $612,002)(c)

107,000 Bank of America Corp., 2.55%, acquired 2/28/2019 and due on 3/01/2019 at $107,000 (collateralized by $124,580 of U.S. Treasury, 2.75% - 3.04%, due 2/15/2039 - 8/15/2047; market value $109,140)(c)

367,000 Credit Agricole Corp., 2.56%, acquired 2/28/2019 and due on 3/01/2019 at $367,000 (collateralized by $372,525 of U.S. Treasury, 2.00% - 2.88%, due 9/30/2023 - 4/30/2024; market value $374,340)(c)

460,000 Natixis Securities Americas, LLC, 2.55%, acquired 2/28/2019 and due on 3/01/2019 at $460,000 (collateralized by $422,474 of U.S. Treasury, 1.25% - 8.75%, due 6/30/2019 - 5/15/2047; $42,122 of U.S. Treasury, 0.13% - 2.13%, due

7/15/2024 - 2/15/2045; combined market value $469,233)(c),(d)

50,000 Bank of Montreal, 2.52%, acquired 2/28/2019 and due on 3/01/2019 at $50,000 (collateralized by $51,682 of U.S. Treasury, 0.88% - 3.13%, due 5/15/2019 - 2/15/2047; $228 of U.S. Treasury, 1.76% - 2.52%, due 4/25/2019 - 12/5/2019; $3 of U.S. Treasury, 0.13% - 2.50%, due 7/15/2019 - 2/15/2041; combined market value 51,004)(c),(d)

35,000 TD Securities USA, LLC, 2.54%, acquired 2/28/2019 and due on 3/01/2019 at $35,000 (collateralized by $35,374 of U.S. Treasury, 2.75%, due 8/31/2023; market value $35,703)(c)

Total Repurchase Agreements (cost: $1,619,000)

600,000

107,000

367,000

460,000

50,000

35,000

1,619,000

Total Investments (cost: $4,698,134)	$4,698,134

3| USAA Treasury Money Market Trust

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
U.S. Treasury Securities:
Bills	$—	$2,327,087	$—	$2,327,087
Notes	—	662,068	—	662,068
U.S. Treasury & Government Agencies:
Notes	—	89,979	—	89,979
Repurchase Agreements	—	1,619,000	—	1,619,000
Total	$—	$4,698,134	$—	$4,698,134

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

5| USAA Treasury Money Market Trust

2.Repurchase agreements are valued at cost.

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2019, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Notes to Portfolio of Investments | 6

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,710,951,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standards – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

In March 2017, the FASB issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. This ASU became effective for funds with fiscal years beginning after December 15, 2018. The Manager has determined the adoption of this standard has no impact on the financial statements and reporting disclosures of the fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

USTMMR Quarterly US Treasury Money Market Rate

SPECIFIC NOTES

(a)Rate represents an annualized yield at time of purchase, not coupon rate.

(b)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(c)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

7| USAA Treasury Money Market Trust

(d)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA WORLD GROWTH FUND

FEBRUARY 28, 2019

(Form N-Q)

48475-0419	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

February 28, 2019 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.3%)

COMMON STOCKS (99.3%)

Basic Materials (5.9%)

Chemicals (5.9%)

103,626	Air Liquide S.A.	$12,924
185,337	Akzo Nobel N.V.(a)	16,808
131,846	Brenntag AG	6,539
34,789	Linde plc	6,027
118,782	Linde plc	20,644
133,765	PPG Industries, Inc.	14,978
	Total Basic Materials	77,920

Communications (8.2%)

Advertising (1.5%)

93,483	Omnicom Group, Inc.	7,077
1,172,113	WPP plc	12,838
		19,915

Internet (0.9%)

318,300 eBay, Inc.	11,825

Media (4.8%)

980,594	Comcast Corp. "A"	37,920
229,413	Walt Disney Co.	25,887
		63,807

Telecommunications (1.0%)

247,178 Cisco Systems, Inc.	12,796
Total Communications	108,343

Consumer, Cyclical (7.7%)

Apparel (3.1%)

289,925	Burberry Group plc	7,266
4,553	Hermes International	2,884
89,002	LVMH Moet Hennessy Louis Vuitton SE	30,573
		40,723

Auto Parts & Equipment (0.5%)

83,324 Aptiv plc	6,925

Food Service (1.0%)

632,883 Compass Group plc	13,976

Leisure Time (0.3%)

111,730 Harley-Davidson, Inc.	4,147

1| USAA World Growth Fund

Market
Number	Value
of Shares Security	(000)

Lodging (1.1%)

513,600	Sands China Ltd.	$2,565
137,522	Whitbread plc	8,852
20,897	Wynn Resorts Ltd.	2,644
		14,061

Retail (1.7%)

6,080	AutoZone, Inc.(b)	5,709
171,539	Cie Financiere Richemont S.A.	13,138
178,794	Sally Beauty Holdings, Inc.(b)	3,231
		22,078
	Total Consumer, Cyclical	101,910

Consumer, Non-cyclical (37.7%)

Beverages (6.0%)

1,003,129	Ambev S.A.	4,602
74,878	Carlsberg A/S "B"	9,071
746,196	Diageo plc	28,835
122,459	Heineken N.V.	12,341
142,668	Pernod Ricard S.A.	24,569
		79,418

Commercial Services (1.8%)

119,683	Adecco Group AG	6,219
79,878	Equifax, Inc.	8,747
92,461	PayPal Holdings, Inc.(b)	9,068
		24,034

Cosmetics/Personal Care (4.0%)

225,334	Colgate-Palmolive Co.	14,843
688,299	Coty, Inc. "A"(a)	7,571
1,079,290	Essity AB "B"	30,114
		52,528

Food (5.2%)

299,330	Danone S.A.	22,583
189,863	Kellogg Co.	10,682
387,478	Nestle S.A.	35,081
		68,346

Healthcare Products (13.7%)

265,844	Abbott Laboratories	20,635
56,158	Cooper Companies, Inc.	16,061
393,906	Medtronic plc	35,649
279,700	Olympus Corp.	12,358
23,941	Sonova Holding AG	4,477
134,582	Stryker Corp.	25,370
157,981	Thermo Fisher Scientific, Inc.	41,007
198,759	Zimmer Biomet Holdings, Inc.	24,670
		180,227

Household Products/Wares (2.0%)

348,032 Reckitt Benckiser Group plc	26,621

Pharmaceuticals (5.0%)

348,785	Bayer AG	27,882
38,895	Johnson & Johnson	5,314
94,911	Merck KGaA	9,800

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

83,763	Roche Holding AG	$23,273
		66,269
	Total Consumer, Non-cyclical	497,443

Energy (0.7%)

Oil & Gas Services (0.7%)

97,691	National Oilwell Varco, Inc.	2,749
57,120	NOW, Inc.(b)	825
141,199	Schlumberger Ltd.	6,221
	Total Energy	9,795

Financial (12.6%)

Banks (5.9%)

407,280	Bank of New York Mellon Corp.	21,374
130,170	Erste Group Bank AG	4,923
60,435	Goldman Sachs Group, Inc.	11,888
668,326	Grupo Financiero Banorte S.A.B. de C.V.	3,639
461,200	Kasikornbank PCL	2,898
290,373	State Street Corp.	20,869
1,005,866	UBS Group AG(b)	12,799
		78,390

Diversified Financial Services (5.5%)

171,582	American Express Co.	18,486
41,622	Deutsche Boerse AG	5,260
101,962	Franklin Resources, Inc.	3,325
129,324	Julius Baer Group Ltd.(b)	5,648
267,941	Visa, Inc. "A"	39,688
		72,407

Insurance (1.2%)

88,594 Aon plc	15,196
Total Financial	165,993

Industrial (18.6%)

Aerospace/Defense (1.7%)

41,988	MTU Aero Engines AG	9,003
108,747	United Technologies Corp.	13,666
		22,669

Electrical Components & Equipment (3.1%)

199,607	Legrand S.A.	13,169
358,941	Schneider Electric SE	27,934
		41,103

Electronics (4.7%)

79,111	Amphenol Corp. "A"	7,434
205,633	Honeywell International, Inc.	31,682
138,200	Hoya Corp.	8,437
35,053	Resideo Technologies, Inc.(b)	901
56,321	Waters Corp.(b)	13,642
		62,096

Engineering & Construction (1.2%)

90,287 Aena SME S.A.	16,113

Machinery-Diversified (0.9%)

907,400 Kubota Corp.	12,232

3| USAA World Growth Fund

Market
Number	Value
of Shares Security	(000)

Miscellaneous Manufacturers (1.7%)

105,334 3M Co.$ 21,845

Transportation (5.3%)

288,780	Canadian National Railway Co.	24,800
217,773	Kansas City Southern	23,659
196,651	United Parcel Service, Inc. "B"	21,671
		70,130
	Total Industrial	246,188

Technology (7.9%)

Computers (5.0%)

201,419	Accenture plc "A"	32,505
150,561	Check Point Software Technologies Ltd.(b)	18,413
214,282	Cognizant Technology Solutions Corp. "A"	15,210
		66,128

Semiconductors (1.3%)

65,240	Microchip Technology, Inc.(a)	5,668
266,790	Samsung Electronics Co. Ltd.	10,698
		16,366

Software (1.6%)

409,920 Oracle Corp.	21,369
Total Technology	103,863
Total Common Stocks (cost: $775,500)	1,311,455
Total Equity Securities (cost: $775,500)	1,311,455

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

6,243,798 State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(c) (cost: $6,244)	6,244

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

3,988,457	Goldman Sachs Financial Square Government Fund Institutional Class, 2.35%(c)	3,988
5,210,244	HSBC U.S. Government Money Market Fund Class I, 2.37%(c)	5,210
	Total Short-Term Investments Purchased with Cash
	Collateral from Securities Loaned (cost: $9,198)	9,198
	Total Investments (cost: $790,942)	$1,326,897

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,311,455	$—	$—	$1,311,455
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	6,244	—	—	6,244
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	9,198	—	—	9,198
Total	$1,326,897	$—	$—	$1,326,897

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund's compliance classification.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

5| USAA World Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2019 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 47 separate funds. The USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Capital Holdings, Inc. (Victory), a global investment management firm headquartered in Cleveland, Ohio (the Transaction). The closing of the Transaction is expected to be completed during the second quarter of 2019, pending satisfaction of certain closing conditions and approvals, including certain approvals of the Fund's Board of Trustees and of the Fund's shareholders at a special shareholder meeting to be held in 2019. The Transaction is not expected to result in any material changes to the Fund's investment objectives and principal investment strategies. In connection with the Transaction, Victory proposes to add portfolio managers from one or more investment teams employed by Victory to serve as additional portfolio managers to manage all or a portion of the Fund according to each team's own investment process.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is

Notes to Portfolio of Investments | 6

used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

7| USAA World Growth Fund

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At February 28, 2019, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Notes to Portfolio of Investments | 8

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$25,483,000	$17,465,000	$9,198,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,320,040,000 at February 28, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 46.1% of net assets at February 28, 2019.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements to implement a liquidity risk management program and establish a 15% illiquid investment limit became effective December 1, 2018. However, in February 2018, the SEC issued Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which delayed certain requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs to June 1, 2019. The Manager continues to evaluate the impact of this rule on the Fund's financial statements and various filings.

F.Recently Adopted Accounting Standard – In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. Management has elected to early adopt ASU 2018-13 effective with the current reporting period. The adoption of this ASU guidance is limited to changes in the Fund's notes to financial statement disclosures regarding valuation method, fair value and transfers between levels of the fair value hierarchy.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of February 28, 2019.

(b)Non-income-producing security.

(c)Rate represents the money market fund annualized seven-day yield at February 28, 2019.

9| USAA World Growth Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended FEBRUARY 28, 2019

By:	/s/ Kristen Millan
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Signature and Title: Kristen Millan, Secretary

Date:	04/25/2019
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel S. McNamara
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Signature and Title: Daniel S. McNamara, President
Date:	04/29/2019
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By:	/s/ James K. De Vries
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Signature and Title: James K. De Vries, Treasurer
Date:	04/25/2019
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